UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
           ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
           ---------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
           ---------------------------------------------------------
                               Wheaton, IL 60187
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                      Date of fiscal year end: October 31
                                              ------------

                    Date of reporting period:  April 30, 2017
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Preferred Securities and Income ETF (FPE)

Semi-Annual Report
For the
Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 14
Statement of Operations...................................................... 15
Statements of Changes in Net Assets.......................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 18
Additional Information....................................................... 24

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Preferred Securities and Income ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities that may be held by the Fund include corporate bonds, high yield securities (commonly referred to as "junk" bonds) and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small, mid and large capitalizations. Corporate debt may carry fixed or floating rates of interest.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (2/11/13)   Inception (2/11/13)
                                                             4/30/17         4/30/17         to 4/30/17            to 4/30/17
FUND PERFORMANCE
NAV                                                           4.05%          10.67%             5.40%                24.79%
Market Price                                                  3.94%          10.42%             5.42%                24.89%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index      2.98%           6.50%             6.17%                28.68%
BofA Merrill Lynch U.S. Capital Securities Index              1.94%           7.55%             5.69%                26.28%
Blended Index(1)                                              2.46%           7.03%             5.95%                27.55%
----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

-----------------------------------------------------
                                          % OF TOTAL
PORTFOLIO SECTOR ALLOCATION               INVESTMENTS
-----------------------------------------------------
Financials                                   72.1%
Utilities                                     7.8
Energy                                        6.7
Telecommunication Services                    3.9
Consumer Staples                              3.4
Real Estate                                   2.9
Industrials                                   1.5
Materials                                     1.0
Information Technology                        0.7
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(2)                          INVESTMENTS
-----------------------------------------------------
A                                             0.6%
A-                                            2.4
BBB+                                          8.1
BBB                                          15.7
BBB-                                         21.5
BB+                                          26.2
BB                                            8.3
BB-                                           5.8
B+                                            3.8
B                                             0.1
B-                                            0.1
NR                                            7.4
                                            ------
     Total                                  100.0%
                                            ======
NR - Not Rated


-----------------------------------------------------
                                          % OF TOTAL
TOP TEN HOLDINGS                          INVESTMENTS
-----------------------------------------------------
Emera, Inc., Series 16-A                      2.5%
GMAC Capital Trust I, Series 2                2.3
Enbridge Energy Partners L.P.                 2.0
Morgan Stanley, Series F                      2.0
Enel S.p.A.                                   1.9
Goldman Sachs Group, Inc., Series K           1.9
Royal Bank Of Scotland Group PLC              1.7
Catlin Insurance Co., Ltd.                    1.6
Transcanda Trust, Series 16-A                 1.3
VEREIT, Inc., Series F                        1.3
                                            ------
     Total                                   18.5%
                                            ======

-----------------------------------------------------
                                          % OF TOTAL
COUNTRY EXPOSURE                          INVESTMENTS
-----------------------------------------------------
United States                                58.2%
France                                        7.4
United Kingdom                                6.5
Canada                                        5.2
Australia                                     3.8
Bermuda                                       3.6
Netherlands                                   3.3
Italy                                         2.9
Cayman Islands                                2.5
Switzerland                                   1.7
Spain                                         1.6
Ireland                                       1.2
Japan                                         1.1
Mexico                                        0.5
Belgium                                       0.2
Chile                                         0.1
Jersey                                        0.1
Brazil                                        0.1
                                            ------
     Total                                  100.0%
                                            ======

(2) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)

                              PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                  FEBRUARY 11, 2013 - APRIL 30, 2017

                First Trust              BofA Merrill Lynch         BofA Merrill Lynch
            Preferred Securities        Fixed Rate Preferred           U.S. Capital             Blended
               and Income ETF             Securities Index           Securities Index           Index(1)
2/11/13           $10,000                     $10,000                    $10,000                $10,000
4/30/13            10,330                      10,253                     10,342                 10,297
10/31/13            9,426                       9,640                     10,392                 10,010
4/30/14            10,084                      10,418                     10,992                 10,704
10/31/14           10,409                      10,841                     11,364                 11,102
4/30/15            10,810                      11,326                     11,766                 11,547
10/31/15           11,007                      11,653                     11,546                 11,604
4/30/16            11,276                      12,083                     11,743                 11,917
10/31/16           11,994                      12,496                     12,390                 12,448
4/30/17            12,480                      12,868                     12,630                 12,754

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/12/13 - 10/31/13          96               7               0             0
11/1/13 - 10/31/14         140               2               0             0
11/1/14 - 10/31/15         214              16               0             0
11/1/15 - 10/31/16         212              13               0             0
11/1/16 - 4/30/17          113               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
2/12/13 - 10/31/13          73               7               0             0
11/1/13 - 10/31/14         101               9               0             0
11/1/14 - 10/31/15          21               0               0             0
11/1/15 - 10/31/16          26               1               0             0
11/1/16 - 4/30/17            9               0               0             0


(1) The Blended Index consists of a 50/50 blend of the BofA Merrill Lynch Fixed Rate Preferred Securities Index and the BofA Merrill Lynch U.S. Capital Securities Index. The Blended Index reflects the diverse allocation of institutional preferred and hybrid securities in the Fund's portfolio. The indexes do not charge management fees or brokerage expenses, and no such fees or expenses were deducted from the performance shown. Indexes are unmanaged and an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                                  SUB-ADVISOR

STONEBRIDGE ADVISORS LLC

Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") is the investment sub-advisor to First Trust Preferred Securities and Income ETF (the "Fund") and is a registered investment advisor based in Wilton, Connecticut. Stonebridge specializes in the management of preferred securities and North American equity income securities.

               STONEBRIDGE ADVISORS LLC PORTFOLIO MANAGEMENT TEAM

SCOTT T. FLEMING - PRESIDENT AND CHIEF INVESTMENT OFFICER

ROBERT WOLF - SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

DANIELLE SALTERS, CFA - VICE PRESIDENT, PORTFOLIO MANAGER AND CREDIT ANALYST

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                              $1,000.00           $1,040.50            0.85%             $4.30
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
$25 PAR PREFERRED SECURITIES - 37.0%

                BANKS - 10.3%
      207,660   Banc Of California, Inc., Series E..............................      7.00%         (a)      $    5,473,918
      149,376   Bank of America Corp., Series CC................................      6.20%         (a)           3,883,776
      684,155   Citigroup Capital XIII (b)......................................      7.54%       10/30/40       17,952,227
       60,787   Citigroup, Inc., Series S.......................................      6.30%         (a)           1,625,444
      569,261   Fifth Third Bancorp, Series I (c)...............................      6.63%         (a)          16,269,479
      194,313   FNB Corp. (c)...................................................      7.25%         (a)           5,741,949
    1,751,778   GMAC Capital Trust I, Series 2 (b)..............................      6.82%       02/15/40       44,600,268
      551,455   Huntington Bancshares, Inc., Series D...........................      6.25%         (a)          14,944,430
      522,260   KeyCorp, Series E (c)...........................................      6.13%         (a)          14,685,951
      600,428   People's United Financial, Inc., Series A (c)...................      5.63%         (a)          16,547,796
      160,173   PNC Financial Services Group, Inc., Series P (c)................      6.13%         (a)           4,688,264
      597,765   Royal Bank of Scotland Group PLC, Series S......................      6.60%         (a)          15,213,119
      428,367   Synovus Financial Corp., Series C (c)...........................      7.88%         (a)          11,844,348
      162,689   Valley National Bancorp, Series A (c)...........................      6.25%         (a)           4,639,890
       65,256   Wells Fargo & Co., Series W.....................................      5.70%         (a)           1,660,113
       55,277   Western Allliance Bancorp.......................................      6.25%       07/01/56        1,398,508
      452,999   Wintrust Financial Corp., Series D (c)..........................      6.50%         (a)          12,208,323
      240,555   Zions Bancorporation, Series F..................................      7.90%         (a)           6,126,936
      192,329   Zions Bancorporation, Series G (c)..............................      6.30%         (a)           5,504,456
                                                                                                             --------------
                                                                                                                205,009,195
                                                                                                             --------------
                CAPITAL MARKETS - 8.4%
      648,444   Apollo Investment Corp..........................................      6.63%       10/15/42       16,405,633
      622,344   Apollo Investment Corp..........................................      6.88%       07/15/43       16,187,167
      202,404   BGC Partners, Inc...............................................      8.13%       06/15/42        5,177,494
    1,303,751   Goldman Sachs Group, Inc., Series K (c).........................      6.38%         (a)          37,261,204
      790,908   Morgan Stanley, Series E (c)....................................      7.13%         (a)          23,213,150
    1,310,295   Morgan Stanley, Series F (c)....................................      6.88%         (a)          37,998,555
      251,963   Morgan Stanley, Series I (c)....................................      6.38%         (a)           6,997,013
      182,000   Morgan Stanley, Series K (c)....................................      5.85%         (a)           4,801,160
      152,677   Solar Capital Ltd...............................................      6.75%       11/15/42        3,893,264
      314,171   State Street Corp., Series G (c)................................      5.35%         (a)           8,394,649
      202,903   Stifel Financial Corp., Series A................................      6.25%         (a)           5,356,639
                                                                                                             --------------
                                                                                                                165,685,928
                                                                                                             --------------
                CONSUMER FINANCE - 0.1%
       66,764   Capital One Financial Corp., Series D...........................      6.70%         (a)           1,836,010
                                                                                                             --------------
                DIVERSIFIED FINANCIAL SERVICES - 0.9%
      686,727   KKR Financial Holdings LLC, Series A............................      7.38%         (a)          17,751,893
                                                                                                             --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
      798,408   Qwest Corp......................................................      6.88%       10/01/54       20,359,404
      187,601   Qwest Corp......................................................      6.50%       09/01/56        4,671,265
      157,714   Qwest Corp......................................................      6.75%       06/15/57        3,934,964
                                                                                                             --------------
                                                                                                                 28,965,633
                                                                                                             --------------
                ELECTRIC UTILITIES - 0.3%
      102,046   SCE Trust V, Series K (c).......................................      5.45%         (a)           2,894,025
      151,507   Southern (The) Co...............................................      6.25%       10/15/75        4,013,420
                                                                                                             --------------
                                                                                                                  6,907,445
                                                                                                             --------------
                EQUITY REAL ESTATE INVESTMENT TRUSTS - 2.5%
      196,876   American Homes 4 Rent, Series D.................................      6.50%         (a)           5,152,245
      525,107   American Homes 4 Rent, Series E.................................      6.35%         (a)          13,574,016
      238,791   EPR Properties, Series F........................................      6.63%         (a)           6,172,747
      973,598   VEREIT, Inc., Series F..........................................      6.70%         (a)          25,050,677
                                                                                                             --------------
                                                                                                                 49,949,685
                                                                                                             --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
$25 PAR PREFERRED SECURITIES (CONTINUED)

                FOOD PRODUCTS - 1.6%
      485,426   CHS, Inc., Series 2 (c).........................................      7.10%         (a)      $   13,655,033
      501,749   CHS, Inc., Series 3 (c).........................................      6.75%         (a)          13,617,468
      152,339   CHS, Inc., Series 4.............................................      7.50%         (a)           4,402,597
                                                                                                             --------------
                                                                                                                 31,675,098
                                                                                                             --------------
                INSURANCE - 6.4%
       22,366   Aegon N.V.......................................................      6.38%         (a)             576,595
      759,582   Aegon N.V.......................................................      8.00%       02/15/42       19,506,066
      106,333   AmTrust Financial Services, Inc.................................      7.25%       06/15/55        2,668,958
      214,095   AmTrust Financial Services, Inc.................................      7.50%       09/15/55        5,493,678
       55,122   AmTrust Financial Services, Inc., Series F......................      6.95%         (a)           1,218,747
       42,700   Aspen Insurance Holdings Ltd....................................      5.63%         (a)           1,041,880
      467,252   Aspen Insurance Holdings Ltd. (c)...............................      5.95%         (a)          12,896,155
       63,088   Aspen Insurance Holdings Ltd....................................      7.25%         (a)           1,607,482
      157,078   Berkley (WR) Corp...............................................      5.75%       06/01/56        3,964,649
      445,203   Delphi Financial Group, Inc. (b) (d)............................      7.38%       05/15/37       10,058,828
      490,909   Global Indemnity Ltd............................................      7.75%       08/15/45       12,370,907
      327,314   Global Indemnity Ltd............................................      7.88%       04/15/47        8,215,581
       39,476   Maiden Holdings North America Ltd...............................      8.00%       03/27/42        1,005,493
      305,466   National General Holdings Corp..................................      7.63%       09/15/55        7,703,853
       85,183   National General Holdings Corp., Series C.......................      7.50%         (a)           2,161,093
      477,392   PartnerRe Ltd., Series H........................................      7.25%         (a)          13,810,951
      145,704   Phoenix Cos., Inc...............................................      7.45%       01/15/32        2,668,204
      714,906   Reinsurance Group of America, Inc. (c)..........................      5.75%       06/15/56       19,910,132
        1,065   Torchmark Corp..................................................      6.13%       06/15/56           28,244
                                                                                                             --------------
                                                                                                                126,907,496
                                                                                                             --------------
                INTERNET SOFTWARE & SERVICES - 0.6%
      475,869   eBay, Inc.......................................................      6.00%       02/01/56       12,615,287
                                                                                                             --------------
                MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 0.4%
      284,874   MFA Financial, Inc..............................................      8.00%       04/15/42        7,326,959
                                                                                                             --------------
                MULTI-UTILITIES - 0.9%
      315,187   Integrys Holding, Inc. (c)......................................      6.00%       08/01/73        8,592,786
      332,817   Just Energy Group, Inc., Series A (c)...........................      8.50%         (a)           9,049,294
                                                                                                             --------------
                                                                                                                 17,642,080
                                                                                                             --------------
                OIL, GAS & CONSUMABLE FUELS - 0.7%
      205,006   NuStar Energy L.P., Series A (c)................................      8.50%         (a)           5,490,061
      336,547   NuStar Logistics L.P. (c).......................................      7.63%       01/15/43        8,625,699
                                                                                                             --------------
                                                                                                                 14,115,760
                                                                                                             --------------
                THRIFTS & MORTGAGE FINANCE - 1.1%
      779,362   New York Community Bancorp, Inc., Series A (c)..................      6.38%         (a)          21,354,519
                                                                                                             --------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.3%
      150,543   United States Cellular Corp.....................................      7.25%       12/01/63        4,011,971
      812,000   United States Cellular Corp.....................................      7.25%       12/01/64       21,777,840
                                                                                                             --------------
                                                                                                                 25,789,811
                                                                                                             --------------
                TOTAL $25 PAR PREFERRED SECURITIES.........................................................     733,532,799
                (Cost $718,163,466)                                                                          --------------

$50 PAR PREFERRED SECURITIES - 0.3%

                CONSUMER FINANCE - 0.3%
      140,938   SLM Corp., Series A.............................................      6.97%         (a)           7,053,947
                (Cost $6,790,261)                                                                            --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

                                                                                     STATED        STATED
   SHARES                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
$100 PAR PREFERRED SECURITIES - 1.3%

                BANKS - 0.4%
        1,600   Agribank FCB (c) (d)............................................      6.88%         (a)      $      177,900
       13,500   CoBank ACB, Series F (c)........................................      6.25%         (a)           1,399,781
       11,180   CoBank ACB, Series G............................................      6.13%         (a)           1,110,664
       12,205   Cobank ACB, Series H (c)........................................      6.20%         (a)           1,261,311
       33,340   Farm Credit Bank Of Texas (c) (d)...............................      6.75%         (a)           3,623,641
                                                                                                             --------------
                                                                                                                  7,573,297
                                                                                                             --------------
                CONSUMER FINANCE - 0.9%
      257,964   SLM Corp., Series B (b).........................................      2.83%         (a)          17,587,986
                                                                                                             --------------
                TOTAL $100 PAR PREFERRED SECURITIES........................................................      25,161,283
                (Cost $19,307,031)                                                                           --------------

$1,000 PAR PREFERRED SECURITIES - 3.3%

                BANKS - 1.5%
        2,500   AgStar Financial Services ACA (c) (e)...........................      6.75%         (a)           2,677,187
       18,000   Farm Credit Bank Of Texas, Series 1 (d).........................     10.00%         (a)          22,140,000
        4,556   Sovereign Real Estate Investment Trust (e)......................     12.00%         (a)           5,683,610
                                                                                                             --------------
                                                                                                                 30,500,797
                                                                                                             --------------
                DIVERSIFIED FINANCIAL SERVICES - 0.3%
        7,000   Kinder Morgan GP, Inc. (b) (e)..................................      4.95%       08/18/57        6,370,438
                                                                                                             --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.2%
        2,862   Centaur Funding Corp. (e).......................................      9.08%       04/21/20        3,336,913
                                                                                                             --------------
                INSURANCE - 1.3%
       28,449   XLIT Ltd., Series D (b).........................................      4.28%         (a)          24,688,398
                                                                                                             --------------
                TOTAL $1,000 PAR PREFERRED SECURITIES......................................................      64,896,546
                (Cost $64,081,323)                                                                           --------------


     PAR                                                                             STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
CAPITAL PREFERRED SECURITIES - 56.1%

                BANKS - 25.6%
$   7,500,000   Australia & New Zealand Banking Group Ltd. (c) (f) (g)..........      6.75%         (a)           8,332,793
   22,000,000   Banco Bilbao Vizcaya Argentaria S.A. (c) (f)....................      9.00%         (a)          23,243,484
    1,000,000   Banco do Brasil S.A. (c) (f) (g)................................      9.00%         (a)           1,059,000
   10,600,000   Banco Mercantil del Norte S.A. (c) (f) (g)......................      5.75%       10/04/31       10,435,700
    7,400,000   Banco Santander S.A. (c) (f)....................................      6.38%         (a)           7,563,185
   17,000,000   Bank of America Corp., Series DD (c)............................      6.30%         (a)          18,763,750
   20,000,000   Bank of America Corp., Series Z (c).............................      6.50%         (a)          22,250,000
          566   Barclays PLC (c) (f)............................................      6.63%         (a)                 578
   15,000,000   Barclays PLC (c) (f)............................................      7.88%         (a)          16,128,600
   17,000,000   Barclays PLC (c) (f)............................................      8.25%         (a)          18,128,205
   20,000,000   BNP Paribas S.A. (c) (f) (g)....................................      7.63%         (a)          21,776,000
    2,029,000   BPCE S.A. (c)...................................................     12.50%         (a)           2,450,018
    5,498,000   BPCE S.A. (c) (g)...............................................     12.50%         (a)           6,638,835
    9,135,000   Citigroup, Inc., Series O (c)...................................      5.88%         (a)           9,536,483
    4,000,000   Citigroup, Inc., Series Q (c)...................................      5.95%         (a)           4,213,900
   10,000,000   Citigroup, Inc., Series R (c)...................................      6.13%         (a)          10,668,000
    4,000,000   Citigroup, Inc., Series T (c)...................................      6.25%         (a)           4,360,000
    2,616,000   Citizens Financial Group, Inc. (c)..............................      5.50%         (a)           2,710,830
   13,200,000   CoBank ACB, Series I (c)........................................      6.25%         (a)          14,454,766
    6,621,000   Cooperatieve Rabobank UA (c) (g)................................     11.00%         (a)           7,754,846
    6,850,000   Cooperatieve Rabobank UA (c)....................................     11.00%         (a)           8,023,063


                        See Notes to Financial Statements                 Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

     PAR                                                                             STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                BANKS (CONTINUED)
$  17,500,000   Credit Agricole S.A. (c) (f) (g)................................      8.13%         (a)      $   19,358,237
    6,000,000   Credit Agricole S.A. (c)........................................      8.38%         (a)           6,716,280
   13,251,000   Credit Agricole S.A. (c) (g)....................................      8.38%         (a)          14,832,904
    5,000,000   Dresdner Funding Trust I........................................      8.15%       06/30/31        5,955,950
    2,000,000   HBOS Capital Funding L.P........................................      6.85%         (a)           2,041,232
    7,000,000   ING Groep N.V. (c) (f)..........................................      6.88%         (a)           7,446,880
   20,025,000   Intesa Sanpaolo S.p.A. (c) (f) (g)..............................      7.70%         (a)          19,849,781
   20,145,000   JPMorgan Chase & Co., Series 1 (c)..............................      7.90%         (a)          21,076,706
    7,663,000   JPMorgan Chase & Co., Series S (c)..............................      6.75%         (a)           8,653,443
    8,088,000   Lloyds Bank PLC (c).............................................     12.00%         (a)          11,025,966
    3,000,000   Lloyds Banking Group PLC (c) (f)................................      7.50%         (a)           3,240,000
   19,096,000   Macquarie Bank Ltd. (c) (f).....................................     10.25%       06/20/57       19,450,765
    1,000,000   Natixis S.A. (c)................................................     10.00%         (a)           1,072,500
    3,000,000   Natixis S.A. (c) (g)............................................     10.00%         (a)           3,217,500
    3,785,000   NIBC Bank N.V...................................................      7.63%         (a)           3,942,729
    9,500,000   PNC Financial Services Group, Inc. (c)..........................      6.75%         (a)          10,735,000
    1,000,000   Royal Bank Of Scotland Group PLC (c)............................      7.65%         (a)           1,190,000
    3,000,000   Royal Bank Of Scotland Group PLC (c) (f)........................      8.00%         (a)           3,120,000
   30,000,000   Royal Bank Of Scotland Group PLC (c) (f)........................      8.63%         (a)          32,460,000
   22,200,000   Societe Generale S.A. (c) (f) (g)...............................      7.38%         (a)          23,532,000
   13,000,000   Societe Generale S.A. (c) (f)...................................      8.25%         (a)          13,820,326
   11,000,000   Standard Chartered PLC (c) (f) (g)..............................      7.50%         (a)          11,761,750
   10,000,000   Sun Trust Banks, Inc. (c).......................................      5.05%         (a)          10,070,200
   20,691,000   Wells Fargo & Co., Series K (c).................................      7.98%         (a)          21,673,822
    6,000,000   Wells Fargo & Co., Series U (c).................................      5.88%         (a)           6,517,500
    6,000,000   Zions Bancorporation, Series J (c)..............................      7.20%         (a)           6,495,000
                                                                                                             --------------
                                                                                                                507,748,507
                                                                                                             --------------
                CAPITAL MARKETS - 2.5%
    6,879,000   Aberdeen Asset Management PLC...................................      7.00%         (a)           7,150,521
   20,500,000   Credit Suisse Group AG (c) (f) (g)..............................      7.50%         (a)          22,783,598
    2,000,000   E*Trade Financial Corp., Series A (c)...........................      5.88%         (a)           2,085,000
    7,500,000   Goldman Sachs Group, Inc., Series L (c).........................      5.70%         (a)           7,753,125
    3,000,000   UBS Group AG (c) (f)............................................      6.88%         (a)           3,194,892
    7,000,000   UBS Group AG (c) (f)............................................      7.13%         (a)           7,444,451
                                                                                                             --------------
                                                                                                                 50,411,587
                                                                                                             --------------
                DIVERSIFIED FINANCIAL SERVICES - 0.2%
    4,000,000   Glen Meadow Pass-Through Trust (b) (g)..........................      3.16%       02/12/47        3,515,000
                                                                                                             --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
   11,882,000   Koninklijke KPN N.V. (c) (g)....................................      7.00%       03/28/73       12,989,996
    3,900,000   Koninklijke KPN N.V. (c)........................................      7.00%       03/28/73        4,263,675
                                                                                                             --------------
                                                                                                                 17,253,671
                                                                                                             --------------
                ELECTRIC UTILITIES - 6.4%
   44,000,000   Emera, Inc., Series 16-A (c)....................................      6.75%       06/15/76       48,675,000
   31,975,000   Enel S.p.A. (c) (g).............................................      8.75%       09/24/73       37,490,687
    6,900,000   Nextera Energy Capital Holdings, Inc., Series D (c).............      7.30%       09/01/67        6,951,336
   23,893,000   PPL Capital Funding, Inc., Series A (b).........................      3.82%       03/30/67       23,116,478
    9,700,000   Southern (The) Co., Series B (c)................................      5.50%       03/15/57       10,060,627
    1,359,000   Southern California Edison Co., Series E (c)....................      6.25%         (a)           1,513,586
                                                                                                             --------------
                                                                                                                127,807,714
                                                                                                             --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

     PAR                                                                             STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                ENERGY EQUIPMENT & SERVICES - 2.1%
$  17,100,000   Transcanada Trust (c)...........................................      5.30%       03/15/77   $   17,281,688
   23,397,000   Transcanada Trust, Series 16-A (c)..............................      5.88%       08/15/76       25,210,267
                                                                                                             --------------
                                                                                                                 42,491,955
                                                                                                             --------------
                FOOD PRODUCTS - 2.6%
    6,200,000   Dairy Farmers of America, Inc. (e)..............................      7.13%         (a)           6,843,250
    3,000,000   Land O'Lakes Capital Trust I (e)................................      7.45%       03/15/28        3,360,000
    8,800,000   Land O'Lakes, Inc. (g)..........................................      7.25%         (a)           8,932,000
   15,000,000   Land O'Lakes, Inc. (g)..........................................      8.00%         (a)          16,125,000
   16,000,000   Land O'Lakes, Inc. (g)..........................................      8.00%         (a)          17,200,000
                                                                                                             --------------
                                                                                                                 52,460,250
                                                                                                             --------------
                INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
    1,500,000   AES Gener S.A. (c) (g)..........................................      8.38%       12/18/73        1,616,250
    1,250,000   AES Gener S.A. (c)..............................................      8.38%       12/18/73        1,346,875
                                                                                                             --------------
                                                                                                                  2,963,125
                                                                                                             --------------
                INDUSTRIAL CONGLOMERATES - 0.5%
   10,000,000   General Electric Co., Series D (c)..............................      5.00%         (a)          10,560,000
                                                                                                             --------------
                INSURANCE - 9.6%
    2,800,000   AG Insurance S.A. (c)...........................................      6.75%         (a)           2,980,964
   20,470,000   Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd. (c)..      8.25%         (a)          21,988,280
   10,054,000   Assured Guaranty Municipal Holdings, Inc. (c) (g)...............      6.40%       12/15/66        9,073,735
    1,000,000   Aviva PLC.......................................................      8.25%         (a)           1,036,250
    1,100,000   Catlin Insurance Co., Ltd. (b)..................................      4.13%         (a)           1,014,750
   33,352,000   Catlin Insurance Co., Ltd. (b) (g)..............................      4.13%         (a)          30,767,220
      500,000   Cloverie PLC for Zurich Insurance Co., Ltd. (c).................      8.25%         (a)             526,250
    4,200,000   CNP Assurances (c)..............................................      6.88%         (a)           4,524,626
    1,100,000   CNP Assurances (c)..............................................      7.50%         (a)           1,176,566
    5,000,000   Dai-ichi Life Insurance Co., Ltd. (c) (g).......................      4.00%         (a)           4,902,000
      505,000   Everest Reinsurance Holdings, Inc. (b)..........................      6.60%       05/15/37          467,125
    6,201,000   Friends Life Holdings PLC (c)...................................      7.88%         (a)           6,662,863
    1,000,000   Hartford Financial Services Group, Inc. (c).....................      8.13%       06/15/38        1,059,690
   22,202,000   La Mondiale SAM (c).............................................      7.63%         (a)          24,061,040
    5,260,000   Liberty Mutual Group, Inc. (b) (g)..............................      4.04%       03/15/37        5,041,710
    6,128,000   Liberty Mutual Group, Inc. (c) (g)..............................      7.80%       03/15/37        7,108,480
      465,000   Liberty Mutual Group, Inc. (c) (g)..............................     10.75%       06/15/58          719,588
    9,000,000   MetLife, Inc. (g)...............................................      9.25%       04/08/38       12,971,250
   13,565,000   Mitsui Sumitomo Insurance Co., Ltd. (c) (g).....................      7.00%       03/15/72       15,684,531
    1,100,000   Nationwide Financial Services, Inc..............................      6.75%       05/15/37        1,166,000
   14,000,000   QBE Insurance Group, Ltd. (c) (g)...............................      7.50%       11/24/43       16,012,500
   10,506,000   QBE Insurance Group, Ltd. (c)...................................      6.75%       12/02/44       11,592,951
    8,600,000   Sirius International Group Ltd. (c) (e).........................      7.51%         (a)           8,793,500
                                                                                                             --------------
                                                                                                                189,331,869
                                                                                                             --------------
                METALS & MINING - 1.0%
    9,500,000   BHP Billiton Finance USA Ltd. (c) (g)...........................      6.25%       10/19/75       10,345,500
    7,500,000   BHP Billiton Finance USA Ltd. (c) (g)...........................      6.75%       10/19/75        8,512,500
                                                                                                             --------------
                                                                                                                 18,858,000
                                                                                                             --------------
                OIL, GAS & CONSUMABLE FUELS - 3.7%
   40,044,441   Enbridge Energy Partners L.P. (c)...............................      8.05%       10/01/37       39,744,107
   22,204,594   Enterprise Products Operating LLC, Series A (b).................      4.88%       08/01/66       22,232,350
   10,500,000   Enterprise Products Operating LLC, Series B (c).................      7.03%       01/15/68       10,893,750
                                                                                                             --------------
                                                                                                                 72,870,207
                                                                                                             --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

     PAR                                                                             STATED        STATED
   AMOUNT                                 DESCRIPTION                                 RATE        MATURITY       VALUE
-------------   ----------------------------------------------------------------  -------------  ----------  --------------
CAPITAL PREFERRED SECURITIES (CONTINUED)

                TRANSPORTATION INFRASTRUCTURE - 0.8%
$  15,000,000   AerCap Global Aviation Trust (c) (g)............................      6.50%       06/15/45   $   15,825,000
                                                                                                             --------------
                TOTAL CAPITAL PREFERRED SECURITIES.........................................................   1,112,096,885
                (Cost $1,076,867,436)                                                                        --------------


   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
CLOSED-END FUNDS - 0.1%

                CAPITAL MARKETS - 0.1%
       40,540   Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.................................       1,028,500
                (Cost $914,559)                                                                              --------------

                TOTAL INVESTMENTS - 98.1%..................................................................   1,943,769,960
                (Cost $1,886,124,076) (h)
                NET OTHER ASSETS AND LIABILITIES - 1.9%....................................................      38,518,507
                                                                                                             --------------
                NET ASSETS - 100.0%........................................................................  $1,982,288,467
                                                                                                             ==============


-----------------------------

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2017.

(c) Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2017. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(d) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by Stonebridge Advisors LLC, the Fund's sub-advisor (the "Sub-Advisor").

(e) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(f) This security is a contingent convertible capital security which may be subject to conversion into common stock of the issuer under certain circumstances. At April 30, 2017, securities noted as such amounted to $294,130,225 or 14.8% of net assets. Of these securities, 3.9% originated in emerging markets, and 96.1% originated in foreign markets.

(g) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by the Sub-Advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $406,165,891 or 20.5% of net assets.

(h) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $65,106,886 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,461,002.


Page 12                 See Notes to Financial Statements

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                           LEVEL 2          LEVEL 3
                                                           TOTAL           LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                          VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
                                                         4/30/2017         PRICES           INPUTS          INPUTS
                                                       --------------   -------------   --------------   -------------
$25 Par Preferred Securities:
   Insurance.......................................    $  126,907,496   $ 114,180,464   $   12,727,032   $          --
   Multi-Utilities.................................        17,642,080       9,049,294        8,592,786              --
   Other Industry Categories*......................       588,983,223     588,983,223               --              --
$50 Par Preferred Securities*......................         7,053,947       7,053,947               --              --
$100 Par Preferred Securities:
   Banks...........................................         7,573,297              --        7,573,297              --
   Consumer Finance................................        17,587,986      17,587,986               --              --
$1,000 Par Preferred Securities*...................        64,896,546              --       64,896,546              --
Capital Preferred Securities*......................     1,112,096,885              --    1,112,096,885              --
Closed-End Funds*..................................         1,028,500       1,028,500               --              --
                                                       --------------   -------------   --------------   -------------
Total Investments..................................    $1,943,769,960   $ 737,883,414   $1,205,886,546   $          --
                                                       ==============   =============   ==============   =============


* See the Portfolio of Investments for industry breakout

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                Page 13

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value.....................................................   $ 1,943,769,960
Cash......................................................................        42,535,781
Receivables:
   Interest...............................................................        15,196,743
   Capital shares sold....................................................         7,873,336
   Investment securities sold.............................................         2,511,601
   Dividends..............................................................         2,064,542
   Tax reclaims...........................................................           244,183
                                                                             ---------------
   Total Assets...........................................................     2,014,196,146
                                                                             ---------------

LIABILITIES:
Payables:
   Investment securities purchased........................................        30,577,534
   Investment advisory fees...............................................         1,330,145
                                                                             ---------------
   Total Liabilities......................................................        31,907,679
                                                                             ---------------
NET ASSETS................................................................   $ 1,982,288,467
                                                                             ===============

NET ASSETS CONSIST OF:
Paid-in capital...........................................................   $ 1,933,897,452
Par value.................................................................         1,006,550
Accumulated net investment income (loss)..................................           (32,078)
Accumulated net realized gain (loss) on investments.......................       (10,229,341)
Net unrealized appreciation (depreciation) on investments.................        57,645,884
                                                                             ---------------
NET ASSETS................................................................   $ 1,982,288,467
                                                                             ===============
NET ASSET VALUE, per share................................................   $         19.69
                                                                             ===============
Number of shares outstanding (unlimited number of
   shares authorized, par value $0.01 per share)..........................       100,655,000
                                                                             ===============
Investments, at cost......................................................   $ 1,886,124,076
                                                                             ===============


Page 14                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest..................................................................   $    29,470,220
Dividends.................................................................        23,770,040
Foreign tax withholding...................................................           (17,955)
                                                                             ---------------
   Total investment income................................................        53,222,305
                                                                             ---------------

EXPENSES:
Investment advisory fees..................................................         6,855,254
                                                                             ---------------
   Total expenses.........................................................         6,855,254
                                                                             ---------------
NET INVESTMENT INCOME (LOSS)..............................................        46,367,051
                                                                             ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................................        (2,583,115)
   In-kind redemptions....................................................           138,259
                                                                             ---------------
Net realized gain (loss)..................................................        (2,444,856)
                                                                             ---------------
Net change in unrealized appreciation (depreciation) .....................        30,158,632
                                                                             ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................................        27,713,776
                                                                             ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS........................................................   $    74,080,827
                                                                             ===============


                        See Notes to Financial Statements                Page 15

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                          SIX MONTHS
                                                                                            ENDED                 YEAR
                                                                                          4/30/2017              ENDED
                                                                                         (UNAUDITED)           10/31/2016
                                                                                        --------------       --------------
OPERATIONS:
Net investment income (loss).........................................................   $   46,367,051       $   50,295,555
Net realized gain (loss).............................................................       (2,444,856)          (1,268,137)
Net change in unrealized appreciation (depreciation).................................       30,158,632           28,313,723
                                                                                        --------------       --------------
Net increase (decrease) in net assets resulting from operations......................       74,080,827           77,341,141
                                                                                        --------------       --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................................................................      (46,882,327)         (50,469,633)
Return of capital....................................................................               --             (440,159)
                                                                                        --------------       --------------
Total distributions to shareholders..................................................      (46,882,327)         (50,909,792)
                                                                                        --------------       --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold............................................................      591,046,207          955,735,609
Cost of shares redeemed..............................................................      (11,354,298)         (20,474,196)
                                                                                        --------------       --------------
Net increase (decrease) in net assets resulting from shareholder transactions........      579,691,909          935,261,413
                                                                                        --------------       --------------
Total increase (decrease) in net assets..............................................      606,890,409          961,692,762

NET ASSETS:
Beginning of period..................................................................    1,375,398,058          413,705,296
                                                                                        --------------       --------------
End of period........................................................................   $ 1,982,288,467      $1,375,398,058
                                                                                        ==============       ==============
Accumulated net investment income (loss) at end of period............................   $      (32,078)      $      483,198
                                                                                        ==============       ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period..............................................       70,655,000           21,805,000
Shares sold..........................................................................       30,600,000           49,950,000
Shares redeemed......................................................................         (600,000)          (1,100,000)
                                                                                        --------------       --------------
Shares outstanding, end of period....................................................      100,655,000           70,655,000
                                                                                        ==============       ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                           SIX MONTHS                                                            FOR THE PERIOD
                                             ENDED                       YEAR ENDED OCTOBER 31,                  2/11/2013 (a)
                                           4/30/2017       --------------------------------------------------       THROUGH
                                          (UNAUDITED)           2016              2015              2014           10/31/2013
                                         --------------    --------------    --------------    --------------    --------------
Net asset value, beginning of period       $    19.47        $    18.97        $    19.04        $    18.21        $    19.99
                                           ----------        ----------        ----------        ----------        ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                     0.54              1.12              1.16 (b)          1.10              0.65
Net realized and unrealized gain (loss)          0.23              0.52             (0.10)             0.76             (1.78)
                                           ----------        ----------        ----------        ----------        ----------
Total from investment operations                 0.77              1.64              1.06              1.86             (1.13)
                                           ----------        ----------        ----------        ----------        ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                           (0.55)            (1.13)            (1.13)            (1.03)            (0.62)
Return of capital                                  --             (0.01)               --                --             (0.03)
                                           ----------        ----------        ----------        ----------        ----------
Total distributions                             (0.55)            (1.14)            (1.13)            (1.03)            (0.65)
                                           ----------        ----------        ----------        ----------        ----------
Net asset value, end of period             $    19.69        $    19.47        $    18.97        $    19.04        $    18.21
                                           ==========        ==========        ==========        ==========        ==========
TOTAL RETURN (c)                                 4.05%             8.97%             5.75%            10.42%            (5.74)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)       $1,982,288        $1,375,398        $  413,705        $   86,718        $   64,722
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                        0.85% (d)         0.85%             0.85%             0.85%             0.85% (d)
Ratio of net investment income (loss) to
   average net assets                            5.75% (d)         5.97%             6.15%             6.06%             5.44% (d)
Portfolio turnover rate (e)                         6%              32%                50%               91%               45%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b) Based on average shares outstanding.

(c) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(d) Annualized.

(e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Preferred Securities and Income ETF (the "Fund"), which trades under the ticker FPE on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities, including corporate bonds, high-yield securities (commonly referred to as "junk" bonds) and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Preferred stocks, real estate investment trust ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes, capital preferred securities, and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

Distributions received from the Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2017, the Fund held restricted securities as shown in the following table that Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") has deemed illiquid pursuant to procedures adopted by the Trust's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                                            SHARES/                                                    % OF
                                         ACQUISITION          PAR         CURRENT      CARRYING                         NET
SECURITY                                     DATE            AMOUNT        PRICE         COST            VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------
AgStar Financial Services ACA, 6.75%       7/31/15               2,500  $  1,070.88  $   2,631,250   $   2,677,187        0.13%
Centaur Funding Corp., 9.08%,
   4/21/20                            9/27/16 - 12/15/16         2,862     1,165.94      3,308,960       3,336,913        0.17
Dairy Farmers of America, Inc.,
   7.13%                              9/15/16 - 10/4/16   $  6,200,000         1.10      6,233,750       6,843,250        0.35
Kinder Morgan GP, Inc., 4.95%,
   8/18/57                             3/21/17 - 4/4/17          7,000       910.06      6,387,500       6,370,438        0.32
Land O' Lakes Capital Trust I,
   7.45%, 3/15/28                          3/15/17        $  3,000,000         1.12      3,200,838       3,360,000        0.17
Sirius International Group Ltd.,
   7.51%                               8/6/14 - 6/1/16    $  8,600,000         1.02      8,913,250       8,793,500        0.44
Sovereign Real Estate Investment
   Trust, 12.00%                      5/12/14 - 3/22/16          4,556     1,247.50      5,906,010       5,683,610        0.29
                                                                                     -------------   -------------   ---------
                                                                                     $  36,581,558   $  37,064,898        1.87%
                                                                                     =============   =============   =========


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income....................................   $   50,469,633
Capital gain.......................................               --
Return of capital..................................          440,159

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................   $           --
Accumulated capital and other losses...............       (7,166,493)
Net unrealized appreciation (depreciation).........       27,352,458

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2013, 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $7,166,493.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Stonebridge, an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's sub-advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, acquired fund fees and expenses, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $565,188,066 and $97,469,187, respectively.

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $99,420,364 and $3,644,548, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               6. LINE OF CREDIT

The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to March 9, 2017, the commitment was $180 million. Prior to December 16, 2016, the commitment amount was $140 million. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.0905 per share to Common Shareholders of record on May 25, 2017, payable May 31, 2017.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CONTINGENT CONVERTIBLE SECURITIES RISK. Contingent convertible securities ("CoCos") may provide for mandatory conversion into common stock of the issuer under certain circumstances. Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (a.k.a. "junk" bonds) and, to the extent a CoCo held by the Fund undergoes a write down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a decline in value of other CoCo issuers. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer - even if the CoCos do not convert to equity securities. Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

CURRENCY EXCHANGE RATE RISK. The Fund may hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

             FIRST TRUST PREFERRED SECURITIES AND INCOME ETF (FPE)
                           APRIL 30, 2017 (UNAUDITED)

of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

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


First Trust

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors LLC
10 Westport Road, Suite C101
Wilton, CT 06897

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Managed Municipal ETF (FMB)

Semi-Annual Report
For the
Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 16
Statement of Operations...................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 20
Additional Information....................................................... 26

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would," or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (First Trust Managed Municipal ETF; hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objectives. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value, and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report, and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Managed Municipal ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

The primary investment objective of First Trust Managed Municipal ETF (the "Fund") is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. The Fund lists and principally trades its shares on The Nasdaq Stock Market, LLC under the ticker symbol "FMB." Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (5/13/14)   Inception (5/13/14)
                                                            4/30/17         4/30/17          to 4/30/17            to 4/30/17
FUND PERFORMANCE
NAV                                                          -0.90%          0.91%              4.28%                13.24%
Market Price                                                 -0.85%          0.79%              4.31%                13.34%

INDEX PERFORMANCE
Bloomberg Barclays Municipal 10 Year Revenue Index           -0.37%          0.03%              3.49%                10.69%
----------------------------------------------------------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

-----------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
SECTOR ALLOCATION                          (INCLUDING CASH)
-----------------------------------------------------------
Hospital                                         13.9%
Continuing Care Retirement Communities           12.8
Cash                                              8.5
Insured                                           6.4
Dedicated Tax                                     6.3
Special Assessment                                6.1
Government Obligation Bond - Unlimited Tax        5.9
Education                                         4.9
Higher Education                                  4.5
Government Obligation Bond - Limited Tax          3.7
Toll Road                                         3.6
Utility                                           3.2
Certificates of Participation                     3.0
Gas                                               2.7
Industrial Development Bond                       2.5
Water & Sewer                                     2.2
Tax Increment                                     2.0
Student Housing                                   1.9
Airport                                           1.6
Skilled Nursing                                   1.2
Mass Transit                                      1.0
Tobacco                                           0.9
Pre-refunded/Escrowed-to-maturity                 0.8
Port                                              0.2
Stadium                                           0.1
Hotel                                             0.1
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
                                              % OF TOTAL
                                             INVESTMENTS
CREDIT RATING(1)                           (INCLUDING CASH)
-----------------------------------------------------------
AAA                                               3.8%
AA                                               19.4
A                                                26.0
BBB                                              21.4
BB                                                6.3
NR                                               14.6
Cash                                              8.5
                                               -------
     Total                                      100.0%
                                               =======

(1) The credit quality information presented reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of The McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)

             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                    MAY 13, 2014 - APRIL 30, 2017

             First Trust Managed         Bloomberg Barclays Municipal
                Municipal ETF               10 Year Revenue Index
5/13/14            $10,000                         $10,000
10/31/14            10,353                          10,298
4/30/15             10,586                          10,437
10/31/15            10,733                          10,634
4/30/16             11,222                          11,066
10/31/16            11,429                          11,110
4/30/17             11,324                          11,069

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 14, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/14/14 - 10/31/14           2              10               0             0
11/1/14 - 10/31/15         178              16               0             0
11/1/15 - 10/31/16         200               0               0             0
11/1/16 - 4/30/17           83               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
5/14/14 - 10/31/14          64              43               0             0
11/1/14 - 10/31/15          57               0               0             0
11/1/15 - 10/31/16          51               1               0             0
11/1/16 - 4/30/17           40               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor that offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

The First Trust Municipal Securities Team was formed in September of 2013 and is headed by Tom Futrell, CFA and Johnathan Wilhelm who serve as senior portfolio managers of the First Trust Managed Municipal ETF (the "Fund"). Messrs. Futrell and Wilhelm have a combined 50+ years of investment experience and prior to joining First Trust, served as portfolio managers of municipal bonds at Nuveen Investments and Performance Trust Investment Advisors. In addition to the Fund, the team manages/consults for a variety of investment portfolios and separately managed accounts.

                           PORTFOLIO MANAGEMENT TEAM

TOM FUTRELL, CFA, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

JOHNATHAN N. WILHELM, SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Managed Municipal ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE       DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017      PERIOD (a)        PERIOD (b)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
Actual                                              $1,000.00           $  991.00            0.50%             $2.47
Hypothetical (5% return before expenses)            $1,000.00           $1,022.32            0.50%             $2.51

(a) These expense ratios reflect an expense waiver. See Note 3 in the Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS - 93.3%

                 ALABAMA - 0.9%
$       500,000  AL St Port Auth Docks Facs Rev Ref Docks Facs Rev, Ser A,
                    AGM, AMT.....................................................      5.00%        10/01/25    $      579,480
        600,000  Mobile AL Impt Dist Sales Tax Rev Mcgowin Park Proj, Ser A......      5.00%        08/01/25           619,086
                                                                                                                --------------
                                                                                                                     1,198,566
                                                                                                                --------------
                 ARIZONA - 2.0%
        250,000  AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a).....      4.00%        07/01/21           254,500
        300,000  AZ St Indl Dev Auth Edu Rev Ref Basis Schs Projs, Ser A (a).....      5.00%        07/01/26           319,725
        500,000  Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Horizon Cmnty
                    Learning Ctr Proj............................................      5.00%        07/01/35           527,405
        500,000  Maricopa Cnty AZ Indl Dev Auth Edu Rev Ref Paradise Schs
                    Projs Paragon Mgmt Inc (a)...................................      4.00%        07/01/26           504,955
        500,000  Phoenix AZ Indl Dev Auth Edu Rev Fac Legacy Traditional Schs
                    Projs, Ser A (a).............................................      4.00%        07/01/26           490,575
        500,000  Pima Cnty AZ Indl Dev Auth Edu Rev Ref Fac American
                    Leadership Academy Proj (a)..................................      4.60%        06/15/25           506,740
                                                                                                                --------------
                                                                                                                     2,603,900
                                                                                                                --------------
                 CALIFORNIA - 8.5%
        320,000  Abag CA Fin Auth For Nonprofit Corps Ref Episcopal Sr Cmntys,
                    Ser B........................................................      5.00%        07/01/23           354,250
        275,000  CA Pub Fin Auth Rev Ref Henry Mayo Newhall Hosp.................      5.00%        10/15/29           307,472
      1,000,000  CA St Muni Fin Auth Chrt Sch Rev Palmdale Aerospace Academy
                    Proj (a).....................................................      4.00%        07/01/26           999,200
      1,000,000  CA St Ref.......................................................      5.00%        08/01/28         1,201,510
        500,000  CA St Ref, Ser C................................................      5.00%        09/01/32           581,590
        500,000  CA Stwd Cmntys Dev Auth Rev Ref Lancer Eductnl Student Hsg
                    Proj, Ser A (b)..............................................      4.00%        06/01/21           518,825
        500,000  Foothill-De Anza CA Cmnty Clg Dist Ref, COPS....................      5.00%        04/01/32           580,405
         35,000  Golden St Tobacco Securitization Corp CA Tobacco Settlement
                    Asset-Backed Sr, Ser A-1.....................................      4.50%        06/01/27            35,081
      1,360,000  Hawthorne CA Cmnty Redev Agy Successor Agy Tax Allocation
                    Ref Sub, AGM.................................................      5.00%        09/01/32         1,573,166
        210,000  La Verne CA Ref Brethren Hillcrest Homes, COPS..................      5.00%        05/15/22           231,237
         45,000  Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A.........      5.25%        11/15/23            52,122
        325,000  Menifee CA Union Sch Dist Pub Fing Auth Spl Tax Rev Ref,
                    Ser A........................................................      5.00%        09/01/28           370,773
        860,000  River Islands CA Pub Fing Auth Spl Tax Ref Cmnty Facs
                    Dist #2003-1.................................................      5.38%        09/01/31           923,657
        945,000  San Diego Cnty CA Regl Arpt Auth Sr, Ser B, AMT.................      5.00%        07/01/30         1,059,024
      1,250,000  San Diego Cnty CA Regl Transprtn Commission, Ser A..............      5.00%        04/01/35         1,460,150
        510,000  San Francisco City & Cnty CA Pub Utilities Commission Wstwtr
                    Rev, Ser B...................................................      5.00%        10/01/29           608,297
                                                                                                                --------------
                                                                                                                    10,856,759
                                                                                                                --------------
                 COLORADO - 5.9%
        500,000  Base Vlg Met Dist #2 CO Ref, Ser A (c)..........................      5.50%        12/01/36           507,395
        500,000  Centerra CO Met Dist #1 Spl Rev (c).............................      5.00%        12/01/22           542,970
      1,000,000  Centerra CO Met Dist #1 Spl Rev (c).............................      5.00%        12/01/29         1,067,480
        300,000  CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt
                    Cmnty Proj, Ser A............................................      5.00%        05/15/25           332,151
        350,000  CO St Hlth Facs Auth Hosp Rev Ref Frasier Meadows Retmnt
                    Cmnty Proj, Ser A............................................      5.00%        05/15/26           386,929


                        See Notes to Financial Statements                 Page 7

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 COLORADO (CONTINUED)
$       605,000  CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A......      5.00%        12/01/27    $      642,413
        500,000  CO St Hlth Facs Auth Rev Ref Covenant Retmnt Cmntys, Ser A......      5.00%        12/01/33           519,185
        500,000  Copperleaf CO Met Dist #2 Ref (c)...............................      5.25%        12/01/30           514,245
        500,000  Cornerstar Met Dist CO Ref, Ser A (c)...........................      3.50%        12/01/21           504,115
         90,000  Denver CO Convention Ctr Hotel Auth Rev Ref Sr..................      5.00%        12/01/24           103,433
         55,000  E-470 CO Pub Highway Auth Capital Appreciation Sr, Ser B,
                    NATL-RE......................................................       (d)         09/01/22            48,563
        250,000  Harvest Junction CO Met Dist Ref & Impt.........................      5.00%        12/01/30           261,870
        100,000  Lorson Ranch Met Dist #2 CO.....................................      4.00%        12/01/24           106,452
         30,000  Park Creek CO Met Dist Rev Sr, Ser A, NATL-RE...................      5.00%        12/01/24            35,080
        500,000  Parker Homestead Met Dist CO Ref (c)............................      5.63%        12/01/44           528,855
        160,000  Pub Auth For CO St Energy Nat Gas Purchase Rev..................      6.13%        11/15/23           192,726
        750,000  Sierra Ridge Met Dist No 2 CO Sr, Ser A (c).....................      4.50%        12/01/31           717,472
        500,000  Southglenn CO Met Dist Spl Rev Ref (c)..........................      5.00%        12/01/30           516,535
                                                                                                                --------------
                                                                                                                     7,527,869
                                                                                                                --------------
                 CONNECTICUT - 0.9%
      1,000,000  CT St Spl Tax Oblig Rev, Ser A..................................      5.00%        08/01/33         1,122,550
                                                                                                                --------------
                 FLORIDA - 9.0%
         80,000  Alachua Cnty FL Hlth Facs Auth Shands Teaching Hosp & Clinics,
                    Ser A........................................................      5.00%        12/01/26            91,822
        200,000  Belle Isle FL Chrt Sch Lease Rev Cornerstone Chrt Academy &
                    Cornerstone Chrt High Sch....................................      5.50%        10/01/22           209,798
        300,000  Bexley CDD FL Spl Assmnt Rev....................................      4.10%        05/01/26           293,592
        605,000  Broward Cnty FL Fuel Sys Rev Ft Lauderdale Fuel Facs, Ser A,
                    AGM, AMT.....................................................      5.00%        04/01/22           686,457
        250,000  Citizens Property Insurance Corp FL, Ser A-1....................      5.00%        06/01/22           287,135
         25,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A....      5.00%        08/15/19            26,654
        280,000  Escambia Cnty FL Hlth Facs Auth Baptist Hosp Inc Proj, Ser A....      5.50%        08/15/24           309,574
        600,000  Harmony FL CDD Capital Impt Rev Ref, Ser 2015...................      4.75%        05/01/25           594,492
        370,000  Heritage Harbour FL N CDD Capital Impt Rev Ref Sr Lien,
                    Ser A-1, AGM.................................................      5.00%        05/01/25           431,401
        125,000  Hollywood FL Cmnty Redev Agy Redev Rev Ref......................      5.00%        03/01/23           142,719
      1,080,000  Lakeland FL Hosp Sys Rev Lakeland Regl Hlth.....................      5.00%        11/15/33         1,190,959
      1,400,000  Mediterra FL S CDD Capital Impt Rev Ref.........................      5.10%        05/01/31         1,499,834
        500,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp.....      5.00%        07/01/23           546,725
        520,000  Miami FL Hlth Facs Auth Ref Miami Jewish Hlth Sys Oblig Grp.....      5.00%        07/01/25           567,221
        500,000  Miami FL Spl Oblg Ref (a).......................................      5.00%        03/01/30           553,365
        375,000  Miami World Ctr CDD FL Spl Assmnt...............................      4.00%        11/01/23           378,923
        275,000  Miami World Ctr CDD FL Spl Assmnt...............................      4.75%        11/01/27           281,498
        825,000  Orange Cnty FL Hlth Facs Auth Rev Ref Presbyterian Retmnt
                    Cmntys.......................................................      5.00%        08/01/31           912,277
         55,000  Port Saint Lucie FL Cmnty Redev Agy Rev Ref.....................      5.00%        01/01/23            64,238
        120,000  Sarasota Cnty FL Hlth Facs Auth Retmnt Fac Rev Ref Vlg of Isle
                    Proj.........................................................      5.00%        01/01/26           135,930
      1,500,000  SE Overtown Park W Cmnty Redev Agy FL Tax, Ser A-1 (a)..........      5.00%        03/01/30         1,614,750
        235,000  Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr, Ser A-1.....      4.00%        05/01/24           248,207
        230,000  Seven Oaks FL Cmnty Dev Dist Spl Assmnt Rev Ref Sr, Ser B-1.....      4.00%        05/01/24           243,669
        100,000  UCF Stadium Corp FL Rev Ref, Ser A..............................      5.00%        03/01/24           116,967
         75,000  Vlg FL CDD #6 Spl Assmnt Rev Ref................................      4.00%        05/01/25            80,406
                                                                                                                --------------
                                                                                                                    11,508,613
                                                                                                                --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 GEORGIA - 2.9%
$       315,000  East Point GA Tax Allocation Ref................................      5.00%        08/01/21    $      350,815
      1,000,000  Fulton Cnty GA Rsdl Care Facs Elderly Auth Retmnt Fac Rev
                    Ref Lenbrook Square Fdtn Inc.................................      5.00%        07/01/31         1,089,110
        725,000  GA St, Ser A-Tranche 2..........................................      5.00%        02/01/27           887,596
         40,000  Gainesville & Hall Cnty GA Hosp Auth Ref NE GA Hlth Sys Inc
                    Proj, Ser A..................................................      5.00%        02/15/26            46,808
        470,000  Macon-Bibb Cnty GA Urban Dev Auth Academy Classical Ed Inc,
                    Ser A (a)....................................................      5.00%        06/15/27           472,942
        175,000  Main Street Nat Gas Inc GA Gas Rev, Ser A.......................      5.50%        09/15/23           204,596
        560,000  Priv Clgs & Univs Auth GA Mercer Univ Proj, Ser C...............      5.25%        10/01/27           611,638
                                                                                                                --------------
                                                                                                                     3,663,505
                                                                                                                --------------
                 GUAM - 0.1%
         75,000  Guam Pwr Auth Rev Ref, Ser A, AGM...............................      5.00%        10/01/20            83,010
                                                                                                                --------------
                 HAWAII - 0.3%
        170,000  HI St Dept of Budget & Fin Spl Purpose Rev Ref HI Pacific
                    Hlth Oblig Grp, Ser B........................................      5.00%        07/01/30           189,698
        110,000  HI St Pacific Hlth Spl Purpose Rev, Ser B.......................      5.63%        07/01/30           121,903
                                                                                                                --------------
                                                                                                                       311,601
                                                                                                                --------------
                 IDAHO - 0.4%
        500,000  ID St Hlth Facs Auth Rev Trinity Hlth Ref, Ser D................      5.00%        12/01/33           558,495
                                                                                                                --------------
                 ILLINOIS - 2.1%
        305,000  Chicago IL O'Hare International Arpt Rev Ref Gen Sr Lien,
                    Ser A, AMT...................................................      5.00%        01/01/30           341,575
        500,000  Chicago IL Ref, Ser A...........................................      5.63%        01/01/29           518,630
         25,000  Chicago IL Ref, Ser C...........................................      4.00%        01/01/22            24,386
        500,000  Chicago IL Ref, Ser C...........................................      5.00%        01/01/25           503,130
        285,000  Chicago IL Ref, Ser C, CABS.....................................       (d)         01/01/22           229,824
        145,000  IL St Fin Auth Rev Centegra Hlth Sys, Ser A.....................      5.00%        09/01/22           162,819
         25,000  IL St Fin Auth Rev Central DuPage Hlth..........................      5.00%        11/01/27            26,994
        735,000  IL St Fin Auth Rev Ref Mercy Hth System Obligated Grp...........      5.00%        12/01/33           800,981
                                                                                                                --------------
                                                                                                                     2,608,339
                                                                                                                --------------
                 INDIANA - 1.2%
        450,000  IN St Fin Auth Rev BHI Sr Living................................      5.50%        11/15/26           497,952
        110,000  IN St Fin Auth Rev BHI Sr Living................................      5.50%        11/15/31           119,821
         20,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A..................      5.00%        11/15/23            21,787
        460,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A..................      5.75%        11/15/28           505,319
         40,000  IN St Fin Auth Rev Greencroft Oblig Grp, Ser A..................      6.00%        11/15/28            44,510
        275,000  IN St Fin Auth Rev Ref Rev Cmnty Fdtn of NW IN..................      5.00%        09/01/31           311,787
                                                                                                                --------------
                                                                                                                     1,501,176
                                                                                                                --------------
                 IOWA - 0.8%
        385,000  Coralville IA Ref Annual Appropriation, Ser B...................      4.00%        05/01/24           399,834
        315,000  Coralville IA Ref Annual Appropriation, Ser B...................      4.00%        05/01/26           322,160
        275,000  Coralville IA, Ser E, COPS......................................      4.00%        06/01/23           293,480
                                                                                                                --------------
                                                                                                                     1,015,474
                                                                                                                --------------
                 KANSAS - 1.2%
        475,000  Hutchinson KS Hosp Facs Rev Hutchinson Regl Med Ctr Inc.........      5.00%        12/01/25           535,643
        500,000  Wichita KS Hlth Care Facs Rev KS Masonic Home, Ser II-A.........      4.25%        12/01/24           494,880
        475,000  Wyandotte Cnty/Kansas City KS Unif Govt Utility Sys Rev Ref &
                    Impt, Ser A..................................................      5.00%        09/01/29           544,455
                                                                                                                --------------
                                                                                                                     1,574,978
                                                                                                                --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 KENTUCKY - 2.2%
$     1,300,000  Estrn KY Univ Gen Recpts, Ser A.................................      5.00%        04/01/25    $    1,549,418
        750,000  KY St Econ Dev Fin Auth Owensboro Med Hlth Sys, Ser A...........      6.00%        06/01/30           811,297
        300,000  KY St Muni Pwr Agy Pwr Sys Rev Ref, Ser A, NATL-RE..............      5.00%        09/01/22           344,769
         50,000  Russell KY Rev Bon Secours Hlth Sys.............................      5.00%        11/01/22            58,108
                                                                                                                --------------
                                                                                                                     2,763,592
                                                                                                                --------------
                 LOUISIANA - 1.7%
        390,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A...................      5.00%        07/01/30           442,007
        380,000  LA Stadium & Exposition Dist LA Ref Sr, Ser A...................      5.00%        07/01/31           429,981
        100,000  New Orleans LA Ref..............................................      5.00%        12/01/24           117,839
      1,050,000  New Orleans LA Wtr Rev Ref......................................      5.00%        12/01/28         1,212,918
                                                                                                                --------------
                                                                                                                     2,202,745
                                                                                                                --------------
                 MARYLAND - 2.5%
        160,000  Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac...........      5.00%        04/01/21           168,099
        500,000  Howard Cnty MD Retmnt Cmnty Rev Ref Vantage House Fac...........      5.00%        04/01/26           521,900
        220,000  MD St Econ Dev Corp Econ Dev Rev Transn Facs Proj, Ser A........      5.38%        06/01/25           236,656
        500,000  MD St Hlth & Hgr Eductnl Facs Auth Rev Adventist Hlth Care
                    Obligated Grp, Ser A.........................................      5.50%        01/01/26           585,545
      1,500,000  Prince Georges Cnty MD Rev Ref Collington Episcopal Life Care
                    Cmnty Inc....................................................      5.00%        04/01/25         1,647,735
                                                                                                                --------------
                                                                                                                     3,159,935
                                                                                                                --------------
                 MASSACHUSETTS - 0.6%
        700,000  MA St Dev Fin Agy Rev Umass Boston Student Hsg Proj.............      5.00%        10/01/24           788,417
                                                                                                                --------------
                 MICHIGAN - 3.2%
      1,000,000  Marquette MI Brd of Light & Pwr Elec Utility Sys Rev Ref,
                    Ser A........................................................      5.00%        07/01/29         1,158,260
        890,000  MI St Fin Auth Ltd Oblig Rev Ref College for Creative Studies
                    Proj.........................................................      5.00%        12/01/25           976,348
        100,000  MI St Fin Auth Rev Detroit Sch Dist.............................      5.50%        06/01/21           103,354
      1,000,000  MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes
                    Wtr Auth, Ser D-1............................................      5.00%        07/01/34         1,108,640
        500,000  MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1............      3.80%        10/01/22           527,765
        125,000  MI St Fin Auth Rev Ref Loc Govt Loan Program, Ser F1............      3.88%        10/01/23           132,231
                                                                                                                --------------
                                                                                                                     4,006,598
                                                                                                                --------------
                 MINNESOTA - 2.0%
        175,000  Baytown Twp MN Lease Ref, Ser A.................................      3.00%        08/01/22           170,180
        150,000  Deephaven MN Chrt Sch Lease Rev Eagle Ridge Academy Proj,
                    Ser A........................................................      4.00%        07/01/24           157,130
      1,000,000  North Oaks MN Sr Hsg Rev Ref Waverly Gardens Proj...............      5.00%        10/01/28         1,097,430
        500,000  Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref
                    HealthPartners Oblig Grp, Ser A..............................      5.00%        07/01/30           571,115
        500,000  Saint Paul MN Hsg & Redev Auth Hlth Care Fac Rev Ref
                    HealthPartners Oblig Grp, Ser A..............................      5.00%        07/01/32           564,170
                                                                                                                --------------
                                                                                                                     2,560,025
                                                                                                                --------------
                 MISSISSIPPI - 0.4%
         60,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A.....      5.00%        10/01/20            65,079
        440,000  MS St Dev Bank Spl Oblig Magnolia Regl Hlth Ctr Proj, Ser A.....      6.00%        10/01/24           498,225
                                                                                                                --------------
                                                                                                                       563,304
                                                                                                                --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 MISSOURI - 2.6%
$       500,000  Jackson Cnty MO Spl Oblg Ref Truman Sports Complex Proj.........      5.00%        12/01/31    $      573,890
      1,270,000  Joplin MO Indl Dev Auth Hlth Facs Rev Ref Freeman Hlth
                    System.......................................................      5.00%        02/15/26         1,452,435
        200,000  MO St Dev Fin Brd Infrastructure Facs Rev Ref Independence
                    MO Centerpoint Proj, Ser B...................................      5.00%        04/01/28           225,278
        200,000  MO St Hlth & Eductnl Facs Auth Eductnl Facs Rev St Louis Clg
                    Pharmacy, Ser B..............................................      5.00%        05/01/30           217,414
         10,000  MO St Hlth & Eductnl Facs Auth Lutheran Sr Svcs.................      5.00%        02/01/23            11,301
        500,000  MO St Hlth & Eductnl Facs Auth Sr Living Facs Lutheran Sr.......      5.38%        02/01/35           523,900
        250,000  Saint Charles Cnty MO Pub Wtr Sply Dist #2 Ref, COPS............      5.00%        12/01/28           292,093
                                                                                                                --------------
                                                                                                                     3,296,311
                                                                                                                --------------
                 MONTANA - 0.4%
        500,000  Kalispell MT Hsg & Hlthcare Facs Rev Ref Immanuel Lutheran
                    Corp Proj Temps 50, Ser B....................................      3.40%        11/15/22           500,285
                                                                                                                --------------
                 NEBRASKA - 1.1%
      1,245,000  Central Plains Energy Proj NE Gas Proj Rev Proj #3..............      5.00%        09/01/27         1,379,647
                                                                                                                --------------
                 NEVADA - 1.3%
      1,130,000  Clark Cnty NV Impt Dist Ref Spl Loc Impt #151...................      4.50%        08/01/23         1,179,291
        475,000  Las Vegas NV Spl Impt Dist #808 & #810 Ref......................      5.00%        06/01/22           511,765
                                                                                                                --------------
                                                                                                                     1,691,056
                                                                                                                --------------
                 NEW JERSEY - 2.4%
        500,000  NJ St Econ Dev Auth Ref, Ser A, BAM.............................      5.00%        06/15/23           541,245
      1,500,000  NJ St Hlth Care Facs Fing Auth Rev Ref Hackensack Meridian
                    Hlth, Ser A..................................................      5.00%        07/01/24         1,775,730
        100,000  NJ St Transit Corp, Ser A, GANS.................................      5.00%        09/15/21           108,894
        525,000  NJ St Transprtn Trust Fund Auth Transn Sys, Ser D...............      5.25%        12/15/23           573,641
         30,000  NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A............      5.00%        06/15/24            32,225
                                                                                                                --------------
                                                                                                                     3,031,735
                                                                                                                --------------
                 NEW YORK - 3.0%
        100,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard
                    Park.........................................................      5.00%        11/15/22           110,502
        115,000  Buffalo & Erie Cnty NY Indl Land Dev Corp Rev Ref Orchard
                    Park.........................................................      5.00%        11/15/24           127,944
      1,000,000  Met Transprtn Auth NY Rev Ref Transptrn, Subser C-1.............      5.00%        11/15/34         1,143,100
      1,000,000  New York City NY Transitional Fin Auth Rev Future Tax Secured
                    Sub Fiscal 2016, Ser A-1.....................................      5.00%        08/01/37         1,140,370
        300,000  NY St Dorm Auth Revs Non St Supported Debt Ref Orange Regl
                    Med Ctr (a)..................................................      5.00%        12/01/25           337,824
        195,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace
                    Univ, Ser A..................................................      4.00%        05/01/22           209,506
         85,000  NY St Dorm Auth Revs Non St Supported Debt Unrefunded Pace
                    Univ, Ser A..................................................      5.00%        05/01/23            95,603
         15,000  Suffolk Cnty NY Econ Dev Corp Rev Prerefunded Catholic Hlth
                    Svcs Long Island Oblig Grp Proj..............................      5.00%        07/01/28            17,182
         85,000  Suffolk Cnty NY Econ Dev Corp Rev Unrefunded Catholic Hlth
                    Svcs Long Island Oblig Grp Proj..............................      5.00%        07/01/28            92,329
        500,000  TSASC Inc NY Ref, Ser A.........................................      5.00%        06/01/29           574,205
                                                                                                                --------------
                                                                                                                     3,848,565
                                                                                                                --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 NORTH CAROLINA - 0.8%
$       900,000  NC St Capital Facs Fin Agy Student Rev Ref Hsg NC A&T Univ
                    Fndtn Proj, Ser A, AGC.......................................      5.00%        06/01/26    $    1,028,943
                                                                                                                --------------
                 NORTH DAKOTA - 0.2%
        225,000  Burleigh Cnty ND Hlth Care Rev St Alexius Med Ctr Proj, Ser A...      5.00%        07/01/22           256,941
                                                                                                                --------------
                 OHIO - 3.1%
      1,000,000  Chillicothe OH City Sch Dist Ref, AGM...........................      4.00%        12/01/31         1,070,820
        500,000  Cleveland OH Pub Pwr Sys Rev Ref, Ser A, AGM....................      5.00%        11/15/24           596,700
        700,000  Hamilton Cnty OH Hlth Care Facs Rev Christ Hosp Proj............      5.25%        06/01/27           794,822
      1,000,000  OH St Hgr Edu, Ser A............................................      5.00%        05/01/33         1,166,730
        230,000  S Estrn OH Port Auth Hosp Facs Rev Ref Mem Hlth Sys.............      5.00%        12/01/23           252,517
                                                                                                                --------------
                                                                                                                     3,881,589
                                                                                                                --------------
                 OKLAHOMA - 1.2%
      1,000,000  Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau
                    Inc Proj.....................................................      5.00%        11/15/25         1,100,520
        250,000  Tulsa Cnty OK Indl Auth Sr Living Cmnty Rev Ref Montereau
                    Inc Proj.....................................................      5.00%        11/15/26           274,640
        100,000  Tulsa OK Arpts Impt Trust Ref, Ser D, BAM.......................      5.00%        06/01/28           109,569
                                                                                                                --------------
                                                                                                                     1,484,729
                                                                                                                --------------
                 OREGON - 1.8%
        275,000  Multnomah Cnty OR Hosp Facs Auth Rev Ref Terwilliger Plaza......      5.00%        12/01/20           303,746
      1,100,000  OR St Facs Auth Rev Ref Univ Portland, Ser A....................      5.00%        04/01/32         1,251,393
        700,000  Yamhill Cnty OR Hosp Auth Ref Friendsview Retmnt Cmnty, Ser A...      5.00%        11/15/31           726,880
                                                                                                                --------------
                                                                                                                     2,282,019
                                                                                                                --------------
                 PENNSYLVANIA - 6.2%
        600,000  Bucks Cnty PA Indl Dev Auth Ref Sch Lane Chrt Sch Proj..........      5.00%        03/15/26           657,054
        500,000  Chester Cnty PA Indl Dev Auth Renaissance Academy Chrt Sch......      5.00%        10/01/34           533,760
        500,000  Colonial PA Sch Dist............................................      5.00%        02/15/36           558,630
        300,000  Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries
                    Proj.........................................................      5.00%        01/01/30           330,132
        700,000  Cumberland Cnty PA Muni Auth Ref Diakon Lutheran Ministries
                    Proj.........................................................      5.00%        01/01/38           733,985
        750,000  E Hempfield Twp PA Indl Dev Auth Ref Willow Valley Cmntys
                    Proj.........................................................      5.00%        12/01/29           844,560
        500,000  Middletown PA Sch Dist, Ser A...................................      5.00%        03/01/28           568,690
        925,000  Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys
                    Ref..........................................................      5.00%        11/15/25         1,022,652
         50,000  Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys
                    Ref..........................................................      5.00%        11/15/29            54,396
        100,000  Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian
                    Clg..........................................................      5.00%        10/01/25           114,448
      1,000,000  PA St Turnpike Commission Turnpike Rev Ref......................      5.00%        12/01/33         1,120,250
        290,000  Philadelphia PA Gas Works Rev Ref...............................      5.00%        08/01/25           340,866
        500,000  Philadelphia PA Ref, Ser A......................................      5.25%        07/15/28           578,310
        405,000  Southcentrl PA General Auth Rev Ref Hanover Hosp Inc............      5.00%        12/01/23           457,662
                                                                                                                --------------
                                                                                                                     7,915,395
                                                                                                                --------------
                 RHODE ISLAND - 0.2%
        265,000  Tobacco Settlement Fing Corp RI Ref, Ser A......................      5.00%        06/01/24           299,829
                                                                                                                --------------


Page 12                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 SOUTH CAROLINA - 1.9%
$     1,000,000  Greenville SC Hosp Sys Brd Hosp Facs Rev, Ser B.................      5.00%        05/01/30    $    1,139,550
        200,000  Lancaster Cnty SC Assmnt Rev Ref Walnut Creek Impt Dist,
                    Ser A-1......................................................      3.13%        12/01/22           196,524
        745,000  Piedmont SC Muni Pwr Agy Elec Rev Ref, Ser A-3..................      5.00%        01/01/23           828,522
         30,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A......      5.00%        08/01/23            34,347
        150,000  SC St Jobs Econ Dev Auth Hosp Rev Ref Palmetto Hlth, Ser A,
                    AGM..........................................................      5.50%        08/01/24           172,313
                                                                                                                --------------
                                                                                                                     2,371,256
                                                                                                                --------------
                 SOUTH DAKOTA - 0.9%
         30,000  SD St Hlth & Eductnl Facs Auth Avera Hlth, Ser B................      5.50%        07/01/35            31,230
      1,000,000  SD St Hlth & Eductnl Facs Auth Sanford Oblig Grp, Ser B.........      5.00%        11/01/34         1,101,590
                                                                                                                --------------
                                                                                                                     1,132,820
                                                                                                                --------------
                 TENNESSEE - 2.2%
        335,000  Chattanooga TN Hlth Eductnl & Hsg Fac Brd Rev Ref Student
                    Hsg CDFI Phase I.............................................      5.00%        10/01/23           385,391
        600,000  Memphis Shelby Cnty TN Arpt Auth Arpt Rev Ref, Ser B, AMT.......      5.75%        07/01/23           660,816
      1,385,000  Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd
                    Ref Lipscomb Univ Proj, Ser A................................      5.00%        10/01/29         1,565,728
         25,000  TN St Energy Acquisition Corp Gas Rev, Ser A....................      5.25%        09/01/21            28,530
        120,000  TN St Energy Acquisition Corp Gas Rev, Ser A....................      5.25%        09/01/22           139,416
                                                                                                                --------------
                                                                                                                     2,779,881
                                                                                                                --------------
                 TEXAS - 8.2%
        600,000  Brd of Managers TX Joint Guadalupe Cnty City of Seguin Hosp
                    Mtg Ref......................................................      5.00%        12/01/24           655,260
        600,000  Centrl TX Regl Mobility Auth Rev Ref Sub Lien...................      5.00%        01/01/33           655,164
        600,000  Flower Mound TX Spl Assmnt Rev River Walk Pub Impt Dist #1......      6.13%        09/01/28           610,584
      1,100,000  Harris Cnty TX Ref Sr Lien Toll Road, Ser B.....................      5.00%        08/15/36         1,250,744
        500,000  Houston TX Arpt Sys Rev Ref United Airls Inc Terminal E Proj,
                    AMT..........................................................      4.50%        07/01/20           516,030
      1,000,000  Houston TX Arpt Sys Rev Ref, Ser B-2, AMT.......................      5.00%        07/15/20         1,047,460
        500,000  Mission TX Econ Dev Corp Rev Sr Lien Nat Gasoline Proj, Ser B,
                    AMT (b)......................................................      5.75%        10/01/31           524,705
      1,000,000  N TX Tollway Auth Rev Ref Sys Second Tier, Ser B................      5.00%        01/01/31         1,130,210
        170,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf
                    Collegiate Hsg Corpus Christii LLC TX A&M Univ...............      5.00%        04/01/39           178,320
        500,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf
                    Collegiate Hsg Galveston I LLC TX A&M Univ Galveston.........      5.00%        04/01/22           553,030
         25,000  New Hope Cultural Edu Facs Fin Corp TX Student Hsg Rev Chf
                    Stephenville-Tarleton St Univ Proj, Ser A....................      4.25%        04/01/22            26,974
        495,000  Red River TX Hlth Facs Dev Corp Retmnt Fac Rev MRC
                    Crestview, Ser A.............................................      7.75%        11/15/31           630,595
        600,000  TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev.........      5.00%        12/15/24           672,450
        500,000  TX St Muni Gas Acquisition & Sply Corp III Gas Sply Rev.........      5.00%        12/15/31           536,080
        500,000  TX St Transprtn Commission Central TX Turnpike Sys Rev Ref,
                    Ser B........................................................      5.00%        08/15/37           554,265
        500,000  Viridian TX Muni Mgmt Dist Ref Utility Impt, BAM................      6.00%        12/01/26           622,460
        155,000  Viridian TX Muni Mgmt Dist Road Impt, BAM.......................      5.00%        12/01/26           176,492
        125,000  Viridian TX Muni Mgmt Dist Utility Impt, BAM....................      5.00%        12/01/26           142,332
                                                                                                                --------------
                                                                                                                    10,483,155
                                                                                                                --------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL                                                                          STATED         STATED
     VALUE                                 DESCRIPTION                                COUPON        MATURITY        VALUE
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
MUNICIPAL BONDS (CONTINUED)

                 UTAH - 0.4%
$       500,000  UT St Chrt Sch Fin Auth Chrt Sch Rev Spectrum Academy
                    Proj (a).....................................................      6.00%        04/15/45    $      516,725
                                                                                                                --------------
                 VERMONT - 0.5%
        550,000  Burlington VT Ref Lakeview Garage Proj, Ser A, COPS.............      5.00%        12/01/24           606,408
                                                                                                                --------------
                 WASHINGTON - 3.1%
      1,250,000  Centrl Puget Sound WA Regl Transprtn Auth Sales & Use Tax
                    Green Bond Ref & Impt, Ser S-1...............................      5.00%        11/01/35         1,442,312
      1,250,000  Energy NW WA Elec Rev Ref Columbia Generating Sys, Ser A........      5.00%        07/01/38         1,422,937
        155,000  Mason Cnty WA Pub Utility Dist #1 Sys...........................      3.50%        12/01/21           162,279
        270,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt Skagit Regl Hlth.....      4.00%        12/01/24           285,733
        110,000  Skagit Cnty WA Pub Hosp Dist #1 Ref & Impt, Ser A...............      5.00%        12/01/22           122,234
        165,000  Skagit Cnty WA Pub Hosp Dist #1 Skagit Valley Hosp..............      5.00%        12/01/20           178,913
        250,000  Tobacco Settlement Auth WA Tobacco Settlement Rev Ref...........      5.00%        06/01/23           287,313
         35,000  WA St Hsg Fin Commission Ref Emerald Heights Proj...............      5.00%        07/01/22            39,428
         50,000  WA St Hsg Fin Commission Ref Emerald Heights Proj...............      5.00%        07/01/28            55,585
                                                                                                                --------------
                                                                                                                     3,996,734
                                                                                                                --------------
                 WISCONSIN - 3.0%
      1,000,000  Pub Fin Auth WI Exempt Facs Rev Ref Celanese Proj, Ser B,
                    AMT..........................................................      5.00%        12/01/25         1,110,290
        500,000  Pub Fin Auth WI Sr Living Rev Ref Mary's Woods At Marylhurst
                    Proj, Ser B-2 (a)............................................      3.50%        11/15/23           501,265
        500,000  WI St Hlth & Eductnl Facs Auth Rev Ref Marquette Univ...........      5.00%        10/01/28           571,315
      1,175,000  WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig
                    Grp..........................................................      5.00%        08/15/31         1,326,035
        175,000  WI St Hlth & Eductnl Facs Auth Rev Ref Prohealth Care Oblig
                    Grp..........................................................      5.00%        08/15/33           195,312
        100,000  WI St Hlth & Eductnl Facs Auth Rev Ref St Johns Cmntys Inc,
                    Ser B........................................................      4.00%        09/15/23           105,275
                                                                                                                --------------
                                                                                                                     3,809,492
                                                                                                                --------------
                 WYOMING - 0.0%
         50,000  WY Cmnty Dev Auth Student Hsg Rev Chf Wyoming LLC...............      6.25%        07/01/31            54,470
                                                                                                                --------------
                 TOTAL INVESTMENTS - 93.3%....................................................................     118,827,436
                 (Cost $117,076,363) (e)
                 NET OTHER ASSETS AND LIABILITIES - 6.7%......................................................       8,584,217
                                                                                                                --------------
                 NET ASSETS - 100.0%..........................................................................  $  127,411,653
                                                                                                                ==============


Page 14                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

-----------------------------

(a) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. ("First Trust"), the Fund's advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. At April 30, 2017, securities noted as such amounted to $7,072,566 or 5.6% of net assets.

(b) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers (see Note 2C - Restricted Securities in the Notes to Financial Statements).

(c) Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be illiquid by First Trust.

(d)   Zero coupon bond.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,032,567 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $281,494.

          AGC  Assured Guaranty Corp.
          AGM  Assured Guaranty Municipal Corp.
          AMT  Alternative Minimum Tax
          BAM  Building America Mutual
         CABS  Capital Appreciation Bonds
         COPS  Certificates of Participation
         GANS  Grant Anticipation Notes
      NATL-RE  National Public Finance Guarantee Corp.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Municipal Bonds*...................................    $ 118,827,436   $          --   $  118,827,436   $           --
                                                       =============   =============   ==============   ==============

* See Portfolio of Investments for state breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                Page 15

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $  118,827,436
Cash...................................................................          11,046,983
Receivables:
   Investment securities sold..........................................           1,917,737
   Interest............................................................           1,450,146
                                                                             --------------
   Total Assets........................................................         133,242,302
                                                                             --------------
LIABILITIES:
Payables:
   Investment securities purchased.....................................           5,792,209
   Investment advisory fees............................................              38,440
                                                                             --------------
   Total Liabilities...................................................           5,830,649
                                                                             --------------
NET ASSETS.............................................................      $  127,411,653
                                                                             ==============
NET ASSETS CONSIST OF:
Paid-in capital........................................................      $  126,672,412
Par value..............................................................              24,500
Accumulated net investment income (loss)...............................              51,704
Accumulated net realized gain (loss) on investments....................          (1,088,036)
Net unrealized appreciation (depreciation) on investments..............           1,751,073
                                                                             --------------
NET ASSETS.............................................................      $  127,411,653
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        52.00
                                                                             ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share)..............................           2,450,002
                                                                             ==============
Investments, at cost...................................................      $  117,076,363
                                                                             ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $    1,484,447
                                                                             --------------
   Total investment income.............................................           1,484,447
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................             300,975
                                                                             --------------
   Total expenses......................................................             300,975
   Less fees waived by the investment advisor..........................             (69,625)
                                                                             --------------
   Net expenses........................................................             231,350
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................           1,253,097
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments.............................          (1,087,992)
   Net change in unrealized appreciation (depreciation) on
      investments......................................................            (239,618)
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................          (1,327,610)
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      (74,513)
                                                                             ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED                YEAR
                                                                               4/30/2017             ENDED
                                                                              (UNAUDITED)          10/31/2016
                                                                             --------------      --------------
OPERATIONS:
Net investment income (loss)...........................................      $    1,253,097      $    1,627,430
Net realized gain (loss)...............................................          (1,087,992)            310,495
Net change in unrealized appreciation (depreciation)...................            (239,618)          1,504,202
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from operations........             (74,513)          3,442,127
                                                                             --------------      --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................          (1,221,001)         (1,664,003)
Net realized gain......................................................            (259,841)           (172,240)
                                                                             --------------      --------------
Total distributions to shareholders....................................          (1,480,842)         (1,836,243)
                                                                             --------------      --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          48,917,148          47,515,355
Cost of shares redeemed................................................          (2,600,619)                 --
                                                                             --------------      --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions............................................          46,316,529          47,515,355
                                                                             --------------      --------------
Total increase (decrease) in net assets................................          44,761,174          49,121,239

NET ASSETS:
Beginning of period....................................................          82,650,479          33,529,240
                                                                             --------------      --------------
End of period..........................................................      $  127,411,653      $   82,650,479
                                                                             ==============      ==============
Accumulated net investment income (loss) at end of period..............      $       51,704      $       19,608
                                                                             ==============      ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................           1,550,002             650,002
Shares sold............................................................             950,000             900,000
Shares redeemed........................................................             (50,000)                 --
                                                                             --------------      --------------
Shares outstanding, end of period......................................           2,450,002           1,550,002
                                                                             ==============      ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                SIX MONTHS                                      FOR THE PERIOD
                                                  ENDED           YEAR ENDED OCTOBER 31,        5/13/2014 (a)
                                                4/30/2017     -------------------------------      THROUGH
                                               (UNAUDITED)         2016             2015          10/31/2014
                                              --------------  --------------   --------------   --------------
Net asset value, beginning of period            $    53.32      $    51.58       $    51.11       $    50.00
                                                ----------      ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          0.67            1.32             1.35             0.56
Net realized and unrealized gain (loss)              (1.17)           1.99             0.50             1.20
                                                ----------      ----------       ----------       ----------
Total from investment operations                     (0.50)           3.31             1.85             1.76
                                                ----------      ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (0.66)          (1.35)           (1.38)           (0.55)
Net realized gain                                    (0.16)          (0.22)              --               --
Return of capital                                       --              --               --            (0.10)
                                                ----------      ----------       ----------       ----------
Total distributions                                  (0.82)          (1.57)           (1.38)           (0.65)
                                                ----------      ----------       ----------       ----------
Net asset value, end of period                  $    52.00      $    53.32       $    51.58       $    51.11
                                                ==========      ==========       ==========       ==========
TOTAL RETURN (b)                                     (0.90)%          6.47%            3.66%            3.53%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $  127,412      $   82,650       $   33,529       $   20,445
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.65% (c)       0.65%            0.65%            0.65% (c)
Ratio of net expenses to average net assets           0.50% (c)       0.52%            0.65%            0.65% (c)
Ratio of net investment income (loss) to
   average net assets                                 2.71% (c)       2.52%            2.63%            2.40% (c)
Portfolio turnover rate (d)                             59%             85%             109%              69%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived by the advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the First Trust Managed Municipal ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FMB on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the Fund's shares are not redeemable securities.

The primary investment objective of the Fund is to generate current income that is exempt from regular federal income taxes and its secondary objective is long-term capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in municipal debt securities that pay interest that is exempt from regular federal income taxes. There can be no assurance that the Fund will achieve its investment objectives. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Municipal securities and other debt securities are fair valued on the basis of fair valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act")) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the fundamental business data relating to the issuer;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of security;
      4)    the financial statements of the issuer;
      5) the credit quality and cash flow of the issuer, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security; and
     10)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

C. RESTRICTED SECURITIES

The Fund invests in restricted securities, which are securities that may not be offered for public sale without first being registered under the 1933 Act. Prior to registration, restricted securities may only be resold in transactions exempt from registration under Rule 144A under the 1933 Act, normally to qualified institutional buyers. As of April 30, 2017, the Fund held restricted securities as shown in the following table that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Trustees. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security-specific factors and assumptions, which require subjective judgment. The Fund does not have the right to demand that such securities be registered. These securities are valued according to the valuation procedures as stated in the Portfolio Valuation note (Note 2A) and are not expressed as a discount to the carrying value of a comparable unrestricted security. There are no unrestricted securities with the same maturity dates and yields for these issuers.

                                              ACQUISITION   PRINCIPAL     CURRENT      CARRYING                      % OF NET
SECURITY                                         DATE         VALUE        PRICE         COST            VALUE        ASSETS
------------------------------------------------------------------------------------------------------------------------------
CA Stwd Cmntys Dev Auth Rev Ref Lancer
   Eductnl Student Hsg Proj, Ser A             11/02/16     $  500,000   $  103.77   $     509,426   $     518,825        0.41%
Mission TX Econ Dev Corp Rev Sr Lien Nat
   Gasoline Proj, Ser B                        04/28/16        500,000      104.94         478,694         524,705        0.41
                                                                                     -------------   -------------   ---------
                                                                                     $     988,120   $   1,043,530        0.82%
                                                                                     =============   =============   =========


D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense, and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016, was as follows:

Distributions paid from:
Ordinary income....................................      $   171,141
Long-term capital gains............................           53,893
Tax-exempt income..................................        1,611,209
Return of capital..................................               --

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income......................      $   259,797
Accumulated capital and other gains................           19,608
Net unrealized appreciation (depreciation).........        1,990,691

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

In addition, the Fund intends to invest in such municipal securities to allow it to pay shareholders "exempt dividends" as defined in the Internal Revenue Code.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014, 2015, and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had no non-expiring capital loss carryforwards for federal income tax purposes.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement between the Trust and the Advisor, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.65% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust's Board of Trustees and the Advisor have entered into a Fee Waiver Agreement for the Fund pursuant to which the Advisor contractually agreed to waive management fees of 0.15% of average daily net assets until March 1, 2018. The waiver agreement may be terminated by action of the Trust's Board of Trustees at any time upon 60 days' written notice by the Trust on behalf of the Fund or by the Fund's investment advisor only after March 1, 2018. First Trust does not have the right to recover the fees waived. During the six months ended April 30, 2017, the Advisor waived fees of $69,625.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee, and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were $96,250,667 and $52,632,028, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                                 5. BORROWINGS

The Trust, on behalf of the Fund, along with First Trust Series Fund and First Trust Exchange-Traded Fund IV have a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of excess of the commitment amount over the outstanding principal balance of the loans and an agency fee. Prior to March 9, 2017, the commitment amount was $180 million. Prior to December 16, 2016, the commitment amount was $140 million. First Trust allocates the commitment fee and agency fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit Aggregation) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there was the following subsequent event:

On May 22, 2017, the Fund declared a distribution of $0.11 per share to shareholders of record on May 25, 2017, payable May 31, 2017.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

ALTERNATIVE MINIMUM TAX RISK. The Fund has no limit as to the amount that can be invested in alternative minimum tax bonds. Therefore, all or a portion of the Fund's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CUSTODIAL RECEIPT TRUSTS RISK. Custodial receipts are financial instruments similar to tender option bonds ("TOB") sold through private placements that represent the right to receive future principal and interest payments on underlying municipal obligations. Custodial receipt trusts may issue inverse floater securities and if an Underlying Fund were to hold inverse floaters issued by custodial receipt trusts, the Underlying Fund would be subject to the risks of inverse floaters described herein. In particular, because the instruments may be leveraged, their market values may be more volatile than other types of fixed-income instruments.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed for cash, or in certain circumstances, in-kind, in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the debt securities in the Fund's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer term debt securities. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

INVERSE FLOATERS RISK. Investments in inverse floating rate securities issued by TOB trusts create effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust's underlying municipal bonds in response to changes in market interest rates or credit quality. In addition, distributions paid to the Fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders. As of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. Decreased liquidity may negatively affect the Fund's ability to mitigate risk and to meet redemptions.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on its exchange, which could result in a decrease in value of

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST MANAGED MUNICIPAL ETF (FMB)
                           APRIL 30, 2017 (UNAUDITED)

the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MUNICIPAL LEASE OBLIGATIONS RISK. Participation interests in municipal leases pose special risks because many leases and contracts contain "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

MUNICIPAL SECURITIES MARKET LIQUIDITY RISK. Inventories of Municipal Securities held by brokers and dealers have decreased in recent years, lessening their ability to make a market in these securities. This reduction in market making capacity has the potential to decrease the Fund's ability to buy or sell Municipal Securities, and increase price volatility and trading costs, particularly during periods of economic or market stress. In addition, as of the fourth quarter of 2015, the market for high yield debt has experienced decreased liquidity, and investor perception of increased risk has caused yield spreads to widen. As a result, the Fund may be forced to accept a lower price to sell a Municipal Security, to sell other securities to raise cash, or to give up an investment opportunity, any of which could have a negative effect on performance.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 Act, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

POLITICAL AND ECONOMIC RISKS. The values of Municipal Securities held by the Fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively smaller funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

TAX RISK. Interest income from Municipal Securities is normally not subject to regular federal income tax, but income from Municipal Securities held by the Fund could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or noncompliant conduct of a bond issuer. Consequently, the attractiveness of Municipal Securities in relation to other investment alternatives is affected by changes in federal income tax rates or changes in the tax-exempt status of interest income from Municipal Securities.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In particular, if the Fund does not comply with any provision of the Nasdaq rule change pursuant to Rule 19b-4 under the Securities Exchange Act of 1934, as amended approved by the SEC, and cannot bring itself into compliance within a reasonable period after discovering the matter, Nasdaq may remove the shares of the Fund from listing. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

ZERO COUPON BONDS RISK. Zero coupon bonds do not pay interest on a current basis and may be highly volatile as interest rates rise or fall. In addition, while such bonds generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause the Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by tax laws.

First Trust

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603


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[BLANK BACK COVER]


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FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Long/Short Equity ETF (FTLS)

Semi-Annual Report
For the Six Months Ended
April 30, 2017


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--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 16
Statement of Operations...................................................... 17
Statements of Changes in Net Assets.......................................... 18
Financial Highlights......................................................... 19
Notes to Financial Statements................................................ 20
Additional Information....................................................... 25

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Long/Short Equity ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on the Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of a relevant market benchmark.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Long/Short Equity ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

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--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

The investment objective of First Trust Long/Short Equity ETF (the "Fund") is to seek to provide investors with long-term total return. The Fund pursues its objective by establishing long and short positions in a portfolio of Equity Securities (as defined below). Under normal circumstances, at least 80% of the Fund's net assets (including investment borrowings) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The securities of the companies and ETFs in which the Fund will invest are referred to collectively as "Equity Securities." The Equity Securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts.

The Fund takes long and short positions in Equity Securities. As opposed to taking long positions in which an investor seeks to profit from increases in the price of a security, short selling is a technique that will be used by the Fund to try and profit from the falling price of a security. Short selling involves selling a security that has been borrowed from a third party with the intention of buying an identical security back at a later date to return to that third party.

Having both long and short positions in an equity security portfolio is a common way to create returns that are independent of market moves. One advantage of a long and short portfolio is that the long and short positions may offset one another in a manner that results in a lower net exposure to the direction of the market. In addition, cash balances arising from the use of short selling typically will be held in money market instruments.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL         CUMULATIVE
                                                                                           TOTAL RETURNS        TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (9/8/14)   Inception (9/8/14)
                                                            4/30/17         4/30/17          to 4/30/17           to 4/30/17
FUND PERFORMANCE
NAV                                                           9.78%          12.95%            7.44%                20.87%
Market Price                                                  9.71%          13.02%            7.44%                20.86%

INDEX PERFORMANCE
S&P 500(R) Index                                             13.32%          17.92%            9.11%                25.90%
----------------------------------------------------------------------------------------------------------------------------------

Total returns for the period since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the period indicated. "Cumulative Total Returns" represent the total change in value of an investment over the period indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market price returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

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--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

-----------------------------------------------------------
                                                 % OF
                                               LONG-TERM
PORTFOLIO SECTOR ALLOCATION                   INVESTMENTS
-----------------------------------------------------------
Information Technology                           16.1%
Industrials                                      16.1
Health Care                                      13.2
Consumer Discretionary                           12.9
Financials                                       11.0
Consumer Staples                                 10.1
Real Estate                                       7.8
Energy                                            6.7
Telecommunication Services                        3.4
Materials                                         2.7
                                                -------
     Total                                      100.0%
                                                =======

-----------------------------------------------------------
                                                 % OF
                                              INVESTMENTS
PORTFOLIO SECTOR ALLOCATION                   SOLD SHORT
-----------------------------------------------------------
Industrials                                      13.8%
Health Care                                      13.3
Real Estate                                      12.7
Information Technology                           12.3
Energy                                           10.5
Financials                                        9.8
Materials                                         8.5
Consumer Staples                                  7.0
Consumer Discretionary                            6.7
Telecommunication Services                        5.4
                                               -------
     Total                                      100.0%
                                               =======

-----------------------------------------------------------
TOP TEN LONG-TERM INVESTMENTS               % OF NET ASSETS
-----------------------------------------------------------
Apple, Inc.                                       3.3%
AdvancePierre Foods Holdings, Inc.                2.3
Adobe Systems, Inc.                               2.2
Masimo Corp.                                      2.1
Toro (The) Co.                                    2.1
Equity LifeStyle Properties, Inc.                 2.1
Allegion PLC                                      2.0
TC Pipelines, L.P.                                2.0
Visa, Inc., Class A                               2.0
Boeing (The) Co.                                  2.0
                                               -------
     Total                                       22.1%
                                               =======

-----------------------------------------------------------
TOP TEN INVESTMENTS SOLD SHORT              % OF NET ASSETS
-----------------------------------------------------------
SPDR S&P 500 ETF Trust                           -2.0%
Liberty Expedia Holdings, Inc.                   -0.4
Telephone & Data Systems, Inc.                   -0.4
Praxair, Inc.                                    -0.4
Phillips 66                                      -0.4
Piedmont Office Realty Trust, Inc.               -0.4
Mondelez International, Inc., Class A            -0.4
Hess Corp.                                       -0.4
Ashland Global Holdings, Inc.                    -0.4
Coca-Cola (The) Co.                              -0.4
                                               -------
     Total                                       -5.6%
                                               =======

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--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)

           PERFORMANCE OF A $10,000 INITIAL INVESTMENT
               SEPTEMBER 8, 2014 - APRIL 30, 2017

            First Trust Long/Short                  S&P 500(R)
                  Equity ETF                       S&P 500 Index
9/8/14             $10,000                            $10,000
10/31/14            10,186                             10,105
4/30/15             10,895                             10,550
10/31/15            10,960                             10,631
4/30/16             10,701                             10,676
10/31/16            11,009                             11,109
4/30/17             12,086                             12,589

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period September 9, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/9/14 - 10/31/14           23               3               0             0
11/1/14 - 10/31/15         190               7               0             1
11/1/15 - 10/31/16         170               0               0             0
11/1/16 - 4/30/17           92               0               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
9/9/14 - 10/31/14            9               4               0             0
11/1/14 - 10/31/15          41              12               0             0
11/1/15 - 10/31/16          81               1               0             0
11/1/16 - 4/30/17           31               0               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor that offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

The First Trust Alternatives & Active Management Team was formed in July of 2011 and is headed by John Gambla, CFA, FRM, PRM and Rob Guttschow, CFA. Prior to joining First Trust, Messrs. Gambla and Guttschow were Co-Chief Investment Officers at Nuveen Hyde Park, a quantitative money manager. The team focuses on systematic and disciplined strategies using a variety of statistical techniques along with a fundamental overlay based upon their combined 40+ years of investment experience. Currently the team manages/consults for a variety of portfolios structured as exchange-traded funds and separately managed accounts in the United States.

                           PORTFOLIO MANAGEMENT TEAM

JOHN GAMBLA - CFA, FRM, PRM, SENIOR PORTFOLIO MANAGER OF FIRST TRUST, FIRST
   TRUST ALTERNATIVES & ACTIVE MANAGEMENT TEAM

ROB GUTTSCHOW - CFA, SENIOR PORTFOLIO MANAGER OF FIRST TRUST, FIRST TRUST
   ALTERNATIVES & ACTIVE MANAGEMENT TEAM

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Long/Short Equity ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period, and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------------
                                                                                            ANNUALIZED        EXPENSES PAID
                                                    BEGINNING             ENDING          EXPENSE RATIO        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        BASED ON THE         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017     SIX-MONTH PERIOD      PERIOD (a)
----------------------------------------------------------------------------------------------------------------------------
FIRST TRUST LONG/SHORT EQUITY ETF
Actual                                              $1,000.00           $1,097.80             1.42%               $7.39
Hypothetical (5% return before expenses)            $1,000.00           $1,017.75             1.42%               $7.10

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), and multiplied by 181/365.

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS - 77.3%

                AEROSPACE & DEFENSE - 2.5%
       12,014   Boeing (The) Co............................................................................  $    2,220,548
        2,113   TransDigm Group, Inc.......................................................................         521,340
                                                                                                             --------------
                                                                                                                  2,741,888
                                                                                                             --------------
                AIR FREIGHT & LOGISTICS - 0.3%
        3,263   United Parcel Service, Inc., Class B.......................................................         350,642
                                                                                                             --------------
                AIRLINES - 1.8%
        7,962   American Airlines Group, Inc...............................................................         339,340
       29,773   Southwest Airlines Co. (a).................................................................       1,673,838
                                                                                                             --------------
                                                                                                                  2,013,178
                                                                                                             --------------
                AUTO COMPONENTS - 3.3%
        3,110   Cooper-Standard Holdings, Inc (b)..........................................................         351,648
       15,992   Delphi Automotive PLC......................................................................       1,285,757
       46,439   Gentex Corp................................................................................         958,965
       27,621   Goodyear Tire & Rubber (The) Co............................................................       1,000,709
                                                                                                             --------------
                                                                                                                  3,597,079
                                                                                                             --------------
                BANKS - 1.1%
       39,712   People's United Financial, Inc.............................................................         693,769
       12,245   ServisFirst Bancshares, Inc................................................................         462,861
                                                                                                             --------------
                                                                                                                  1,156,630
                                                                                                             --------------
                BIOTECHNOLOGY - 3.0%
        3,710   Biogen, Inc. (a) (b).......................................................................       1,006,189
       19,570   Esperion Therapeutics, Inc. (b)............................................................         699,628
       24,935   NewLink Genetics Corp. (b).................................................................         466,035
       16,090   Portola Pharmaceuticals, Inc. (b)..........................................................         643,439
        2,666   Shire PLC, ADR.............................................................................         471,775
                                                                                                             --------------
                                                                                                                  3,287,066
                                                                                                             --------------
                BUILDING PRODUCTS - 3.1%
       28,324   Allegion PLC...............................................................................       2,227,399
       23,516   Builders FirstSource, Inc. (b).............................................................         376,491
        5,158   Lennox International, Inc..................................................................         853,082
                                                                                                             --------------
                                                                                                                  3,456,972
                                                                                                             --------------
                CHEMICALS - 2.7%
       11,765   Dow Chemical (The) Co......................................................................         738,842
        5,570   Sherwin-Williams (The) Co..................................................................       1,864,168
        5,020   Trinseo S.A................................................................................         333,328
                                                                                                             --------------
                                                                                                                  2,936,338
                                                                                                             --------------
                COMMERCIAL SERVICES & SUPPLIES - 0.9%
       26,168   Rollins, Inc...............................................................................       1,016,103
                                                                                                             --------------
                COMMUNICATIONS EQUIPMENT - 0.7%
       28,363   Sierra Wireless, Inc. (b)..................................................................         717,584
                                                                                                             --------------
                DIVERSIFIED CONSUMER SERVICES - 0.9%
       29,245   Service Corp. International/US.............................................................         942,274
                                                                                                             --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 1.5%
       23,578   AT&T, Inc..................................................................................         934,396
       67,554   Telefonica S.A., ADR.......................................................................         749,850
                                                                                                             --------------
                                                                                                                  1,684,246
                                                                                                             --------------
                ELECTRICAL EQUIPMENT - 0.5%
        3,255   Rockwell Automation, Inc...................................................................         512,174
                                                                                                             --------------
                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
        4,882   Universal Display Corp.....................................................................         436,207
                                                                                                             --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                ENERGY EQUIPMENT & SERVICES - 0.3%
        7,959   US Silica Holdings, Inc....................................................................  $      330,298
                                                                                                             --------------
                FOOD & STAPLES RETAILING - 0.6%
        8,290   CVS Health Corp............................................................................         683,428
                                                                                                             --------------
                FOOD PRODUCTS - 6.2%
       61,705   AdvancePierre Foods Holdings, Inc..........................................................       2,506,457
       12,803   ConAgra Foods, Inc.........................................................................         496,500
       19,827   Hershey (The) Co...........................................................................       2,145,281
       17,124   McCormick & Co., Inc.......................................................................       1,710,688
                                                                                                             --------------
                                                                                                                  6,858,926
                                                                                                             --------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 4.3%
       96,274   Accuray, Inc. (b)..........................................................................         438,047
       10,899   Danaher Corp...............................................................................         908,214
       23,003   Masimo Corp. (b)...........................................................................       2,363,328
       11,957   Medtronic PLC..............................................................................         993,507
                                                                                                             --------------
                                                                                                                  4,703,096
                                                                                                             --------------
                HEALTH CARE PROVIDERS & SERVICES - 2.4%
        9,393   AMN Healthcare Services, Inc. (b)..........................................................         383,704
       12,119   Laboratory Corp of America Holdings (b)....................................................       1,698,478
        2,933   UnitedHealth Group, Inc. (a)...............................................................         512,923
                                                                                                             --------------
                                                                                                                  2,595,105
                                                                                                             --------------
                HOTELS, RESTAURANTS & LEISURE - 0.5%
        3,863   McDonald's Corp............................................................................         540,550
                                                                                                             --------------
                HOUSEHOLD DURABLES - 3.1%
       11,569   Lennar Corp., Class A......................................................................         584,235
       59,985   PulteGroup, Inc............................................................................       1,359,860
       20,083   Tupperware Brands Corp.....................................................................       1,442,160
                                                                                                             --------------
                                                                                                                  3,386,255
                                                                                                             --------------
                HOUSEHOLD PRODUCTS - 1.5%
       14,725   Colgate-Palmolive Co.......................................................................       1,060,789
       10,114   Energizer Holdings, Inc....................................................................         599,052
                                                                                                             --------------
                                                                                                                  1,659,841
                                                                                                             --------------
                INDUSTRIAL CONGLOMERATES - 1.3%
        6,763   Roper Industries, Inc......................................................................       1,479,068
                                                                                                             --------------
                INTERNET & DIRECT MARKETING RETAIL - 1.8%
        2,129   Amazon.com, Inc. (b).......................................................................       1,969,304
                                                                                                             --------------
                INTERNET SOFTWARE & SERVICES - 1.1%
        8,366   Facebook, Inc., Class A (b)................................................................       1,256,991
                                                                                                             --------------
                IT SERVICES - 3.0%
        6,093   Accenture PLC, Class A (a).................................................................         739,081
        6,013   Cognizant Technology Solutions Corp., Class A..............................................         362,163
       24,392   Visa, Inc., Class A........................................................................       2,225,038
                                                                                                             --------------
                                                                                                                  3,326,282
                                                                                                             --------------
                LEISURE PRODUCTS - 0.3%
        5,760   Brunswick Corp.............................................................................         326,880
                                                                                                             --------------
                MACHINERY - 2.9%
        4,526   Deere & Co.................................................................................         505,147
        2,699   Stanley Black & Decker, Inc................................................................         367,469
       36,115   Toro (The) Co. (a).........................................................................       2,344,585
                                                                                                             --------------
                                                                                                                  3,217,201
                                                                                                             --------------


Page 8                  See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                MEDIA - 1.4%
       21,110   Liberty Global PLC, Class A (b)............................................................  $      747,716
       21,421   Liberty Global PLC, Class C (b)............................................................         741,381
                                                                                                             --------------
                                                                                                                  1,489,097
                                                                                                             --------------
                OIL, GAS & CONSUMABLE FUELS - 1.3%
        3,191   Concho Resources, Inc. (b).................................................................         404,172
        8,836   Exxon Mobil Corp. (a)......................................................................         721,460
        1,878   Pioneer Natural Resources Co...............................................................         324,875
                                                                                                             --------------
                                                                                                                  1,450,507
                                                                                                             --------------
                PHARMACEUTICALS - 3.6%
        2,566   Allergan PLC...............................................................................         625,745
       14,112   Catalent, Inc. (b).........................................................................         413,199
       32,979   Merck & Co., Inc. (a)......................................................................       2,055,581
        8,303   Mylan NV (b)...............................................................................         310,117
       15,097   Novo Nordisk A/S, ADR......................................................................         583,952
                                                                                                             --------------
                                                                                                                  3,988,594
                                                                                                             --------------
                PROFESSIONAL SERVICES - 0.3%
        3,937   Insperity, Inc.............................................................................         359,645
                                                                                                             --------------
                ROAD & RAIL - 0.3%
        3,255   Union Pacific Corp. (a)....................................................................         364,430
                                                                                                             --------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.9%
       12,116   Maxim Integrated Products, Inc.............................................................         534,921
       15,531   MaxLinear, Inc. (b)........................................................................         432,228
                                                                                                             --------------
                                                                                                                    967,149
                                                                                                             --------------
                SOFTWARE - 6.1%
       18,186   Adobe Systems, Inc. (a) (b)................................................................       2,432,196
        4,695   Electronic Arts, Inc. (b)..................................................................         445,180
       18,986   Fortinet, Inc. (b).........................................................................         740,454
       11,667   Oracle Corp................................................................................         524,548
        5,233   SAP SE, ADR................................................................................         524,242
       15,826   Symantec Corp..............................................................................         500,576
        6,931   Synopsys, Inc. (b).........................................................................         510,815
       12,059   Workday, Inc., Class A (b).................................................................       1,053,956
                                                                                                             --------------
                                                                                                                  6,731,967
                                                                                                             --------------
                SPECIALTY RETAIL - 1.3%
        6,727   Home Depot (The), Inc. (a).................................................................       1,050,085
        4,247   Lowe's Cos., Inc...........................................................................         360,485
                                                                                                             --------------
                                                                                                                  1,410,570
                                                                                                             --------------
                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 4.0%
       25,348   Apple, Inc. (a)............................................................................       3,641,240
       37,372   HP, Inc. (a)...............................................................................         703,341
                                                                                                             --------------
                                                                                                                  4,344,581
                                                                                                             --------------
                TEXTILES, APPAREL & LUXURY GOODS - 0.5%
       29,879   Kate Spade & Co. (b).......................................................................         519,895
                                                                                                             --------------
                TOBACCO - 1.7%
       12,946   Altria Group, Inc. (a).....................................................................         929,264
        8,961   Philip Morris International, Inc...........................................................         993,237
                                                                                                             --------------
                                                                                                                  1,922,501
                                                                                                             --------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES/
    UNITS                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS (CONTINUED)

                TRADING COMPANIES & DISTRIBUTORS - 1.6%
       19,727   Fastenal Co................................................................................  $      881,402
        3,414   MSC Industrial Direct Co., Inc., Class A...................................................         305,656
        5,177   United Rentals, Inc. (b)...................................................................         567,710
                                                                                                             --------------
                                                                                                                  1,754,768
                                                                                                             --------------
                TRANSPORTATION INFRASTRUCTURE - 0.4%
        5,773   Macquarie Infrastructure Corp..............................................................         469,749
                                                                                                             --------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.9%
       80,025   Vodafone Group PLC, ADR....................................................................       2,095,855
                                                                                                             --------------
                TOTAL COMMON STOCKS........................................................................      85,050,914
                (Cost $81,574,106)                                                                           --------------

REAL ESTATE INVESTMENT TRUSTS - 9.8%

                EQUITY REAL ESTATE INVESTMENT TRUSTS - 7.8%
       78,751   Columbia Property Trust, Inc...............................................................       1,771,897
       33,501   Corporate Office Properties Trust..........................................................       1,096,823
       14,290   Equity Commonwealth (b)....................................................................         457,137
       28,575   Equity LifeStyle Properties, Inc. (a)......................................................       2,312,003
       48,123   Four Corners Property Trust, Inc...........................................................       1,122,710
       17,038   GEO Group, Inc./The........................................................................         567,706
       14,719   Hospitality Properties Trust (a)...........................................................         468,506
        2,975   SBA Communications Corp. (b)...............................................................         376,308
        5,764   Ventas, Inc................................................................................         368,954
                                                                                                             --------------
                                                                                                                  8,542,044
                                                                                                             --------------
                MORTGAGE REAL ESTATE INVESTMENT TRUSTS - 2.0%
      184,503   Annaly Capital Management, Inc.............................................................       2,178,980
                                                                                                             --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS........................................................      10,721,024
                (Cost $10,107,653)                                                                           --------------

MASTER LIMITED PARTNERSHIPS - 5.1%

                OIL, GAS & CONSUMABLE FUELS - 5.1%
       49,941   CVR Refining, L.P. (b).....................................................................         501,907
       66,437   Enterprise Products Partners, L.P. (a).....................................................       1,815,059
       22,489   Shell Midstream Partners, L.P..............................................................         720,323
       36,783   TC Pipelines, L.P..........................................................................       2,226,475
       14,068   Western Refining Logistics, L.P............................................................         357,327
                                                                                                             --------------
                TOTAL MASTER LIMITED PARTNERSHIPS..........................................................       5,621,091
                (Cost $5,680,042)                                                                            --------------

EXCHANGE-TRADED FUNDS - 8.0%

                CAPITAL MARKETS - 8.0%
       25,266   iShares Core S&P Small-Cap ETF (a).........................................................       1,763,314
       12,698   iShares Russell 2000 ETF (a)...............................................................       1,765,784
       10,856   iShares Russell 2000 Growth ETF (a)........................................................       1,788,091
       14,728   iShares Russell 2000 Value ETF (a).........................................................       1,746,741
       13,081   Vanguard Small-Cap ETF (a).................................................................       1,758,348
                                                                                                             --------------
                TOTAL EXCHANGE-TRADED FUNDS................................................................       8,822,278
                (Cost $7,260,543)                                                                            --------------

                TOTAL INVESTMENTS - 100.2%.................................................................     110,215,307
                (Cost $104,622,344) (c)                                                                      --------------


Page 10                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS SOLD SHORT - (18.0%)

                AEROSPACE & DEFENSE - (1.1%)
       (9,087)  Aerovironment, Inc. (b)....................................................................  $     (259,616)
       (8,790)  Cubic Corp.................................................................................        (456,201)
       (3,602)  Triumph Group, Inc.........................................................................         (94,372)
         (794)  United Technologies Corp...................................................................         (94,478)
      (23,240)  Wesco Aircraft Holdings, Inc. (b)..........................................................        (282,366)
                                                                                                             --------------
                                                                                                                 (1,187,033)
                                                                                                             --------------
                AIR FREIGHT & LOGISTICS - (0.1%)
       (6,078)  Echo Global Logistics, Inc. (b)............................................................        (113,963)
                                                                                                             --------------
                AUTOMOBILES - (0.4%)
      (35,760)  Ford Motor Co..............................................................................        (410,167)
                                                                                                             --------------
                BEVERAGES - (0.4%)
      (10,575)  Coca-Cola (The) Co.........................................................................        (456,311)
                                                                                                             --------------
                BIOTECHNOLOGY - (0.7%)
       (6,371)  Acceleron Pharma, Inc. (b).................................................................        (210,370)
       (2,639)  Agios Pharmaceuticals, Inc. (b)............................................................        (131,185)
       (1,736)  Alnylam Pharmaceuticals, Inc. (b)..........................................................         (93,050)
       (3,762)  Coherus Biosciences, Inc. (b)..............................................................         (72,230)
       (6,691)  Halozyme Therapeutics, Inc. (b)............................................................         (93,273)
      (13,514)  Inovio Pharmaceuticals, Inc. (b)...........................................................         (85,003)
       (5,431)  Insmed, Inc. (b)...........................................................................        (100,202)
                                                                                                             --------------
                                                                                                                   (785,313)
                                                                                                             --------------
                BUILDING PRODUCTS - (0.7%)
       (9,694)  Armstrong World Industries, Inc. (b).......................................................        (453,195)
       (8,544)  Johnson Controls International PLC.........................................................        (355,174)
                                                                                                             --------------
                                                                                                                   (808,369)
                                                                                                             --------------
                CHEMICALS - (1.4%)
       (3,213)  Air Products & Chemicals, Inc..............................................................        (451,426)
       (3,698)  Ashland Global Holdings, Inc...............................................................        (456,703)
       (6,651)  Calgon Carbon Corp.........................................................................         (96,772)
       (3,078)  Mosaic (The) Co............................................................................         (82,891)
       (3,801)  Praxair, Inc...............................................................................        (475,049)
                                                                                                             --------------
                                                                                                                 (1,562,841)
                                                                                                             --------------
                COMMERCIAL SERVICES & SUPPLIES - (0.1%)
       (2,015)  Clean Harbors, Inc. (b)....................................................................        (117,092)
                                                                                                             --------------
                COMMUNICATIONS EQUIPMENT - (0.5%)
       (3,728)  Palo Alto Networks, Inc. (b)...............................................................        (404,153)
       (1,345)  ViaSat, Inc. (b)...........................................................................         (86,120)
                                                                                                             --------------
                                                                                                                   (490,273)
                                                                                                             --------------
                CONSTRUCTION & ENGINEERING - (0.1%)
       (6,737)  KBR, Inc...................................................................................         (94,655)
                                                                                                             --------------
                CONTAINERS & PACKAGING - (0.1%)
       (1,822)  Bemis Co., Inc.............................................................................         (81,862)
                                                                                                             --------------
                DISTRIBUTORS - (0.3%)
       (4,070)  Genuine Parts Co...........................................................................        (374,521)
                                                                                                             --------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - (0.4%)
       (6,435)  ATN International, Inc.....................................................................        (445,238)
                                                                                                             --------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - (0.4%)
       (2,627)  FARO Technologies, Inc. (b)................................................................  $      (96,280)
       (9,445)  National Instruments Corp..................................................................        (329,725)
                                                                                                             --------------
                                                                                                                   (426,005)
                                                                                                             --------------
                ENERGY EQUIPMENT & SERVICES - (0.5%)
       (5,698)  Schlumberger, Ltd..........................................................................        (413,618)
      (12,181)  Superior Energy Services, Inc. (b).........................................................        (147,146)
                                                                                                             --------------
                                                                                                                   (560,764)
                                                                                                             --------------
                FOOD & STAPLES RETAILING - (0.5%)
       (5,826)  Wal-Mart Stores, Inc.......................................................................        (437,999)
       (1,043)  Walgreens Boots Alliance, Inc..............................................................         (90,261)
                                                                                                             --------------
                                                                                                                   (528,260)
                                                                                                             --------------
                FOOD PRODUCTS - (0.4%)
      (10,165)  Mondelez International, Inc., Class A......................................................        (457,730)
                                                                                                             --------------
                HEALTH CARE EQUIPMENT & SUPPLIES - (1.4%)
       (6,397)  Abbott Laboratories........................................................................        (279,165)
       (1,234)  Analogic Corp..............................................................................         (88,663)
       (4,928)  AtriCure, Inc. (b).........................................................................        (101,024)
       (2,398)  Becton, Dickinson & Co.....................................................................        (448,354)
       (7,673)  CONMED Corp................................................................................        (377,205)
       (4,615)  DENTSPLY SIRONA, Inc.......................................................................        (291,852)
                                                                                                             --------------
                                                                                                                 (1,586,263)
                                                                                                             --------------
                HEALTH CARE TECHNOLOGY - (0.1%)
       (3,946)  HealthStream, Inc. (b).....................................................................        (109,659)
                                                                                                             --------------
                INDUSTRIAL CONGLOMERATES - (0.4%)
      (14,992)  General Electric Co........................................................................        (434,618)
                                                                                                             --------------
                INTERNET & DIRECT MARKETING RETAIL - (0.6%)
         (890)  Expedia, Inc...............................................................................        (119,011)
       (9,936)  Liberty Expedia Holdings, Inc., Class A (b)................................................        (480,008)
                                                                                                             --------------
                                                                                                                   (599,019)
                                                                                                             --------------
                INTERNET SOFTWARE & SERVICES - (0.5%)
       (3,486)  Benefitfocus, Inc. (b).....................................................................        (109,809)
       (6,170)  Box, Inc., Class A (b).....................................................................        (106,371)
       (9,134)  Instructure, Inc. (b)......................................................................        (218,302)
       (3,509)  New Relic, Inc. (b)........................................................................        (140,290)
                                                                                                             --------------
                                                                                                                   (574,772)
                                                                                                             --------------
                IT SERVICES - (0.1%)
       (1,448)  Amdocs, Ltd................................................................................         (88,676)
                                                                                                             --------------
                LIFE SCIENCES TOOLS & SERVICES - (0.3%)
       (6,645)  Albany Molecular Research, Inc. (b)........................................................        (106,387)
       (1,181)  Bio-Rad Laboratories, Inc., Class A (b)....................................................        (257,765)
                                                                                                             --------------
                                                                                                                   (364,152)
                                                                                                             --------------
                MACHINERY - (0.6%)
      (12,130)  Actuant Corp., Class A.....................................................................        (331,149)
       (4,000)  PACCAR, Inc................................................................................        (266,920)
                                                                                                             --------------
                                                                                                                   (598,069)
                                                                                                             --------------


Page 12                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
COMMON STOCKS SOLD SHORT (CONTINUED)

                METALS & MINING - (0.4%)
       (9,299)  Carpenter Technology Corp..................................................................  $     (377,539)
       (8,783)  Ferroglobe PLC.............................................................................         (84,756)
                                                                                                             --------------
                                                                                                                   (462,295)
                                                                                                             --------------
                OIL, GAS & CONSUMABLE FUELS - (1.9%)
         (747)  Cimarex Energy Co..........................................................................         (87,160)
      (21,312)  Gulfport Energy Corp. (b)..................................................................        (338,435)
       (9,357)  Hess Corp..................................................................................        (456,902)
       (2,627)  Newfield Exploration Co. (b)...............................................................         (90,947)
       (7,186)  Occidental Petroleum Corp..................................................................        (442,226)
       (5,806)  Phillips 66................................................................................        (461,925)
       (7,053)  QEP Resources, Inc. (b)....................................................................         (83,296)
      (12,114)  Southwestern Energy Co. (b)................................................................         (90,976)
                                                                                                             --------------
                                                                                                                 (2,051,867)
                                                                                                             --------------
                PERSONAL PRODUCTS - (0.3%)
       (4,384)  Edgewell Personal Care Co. (b).............................................................        (313,412)
                                                                                                             --------------
                PHARMACEUTICALS - (0.4%)
       (9,758)  Impax Laboratories, Inc. (b)...............................................................        (137,100)
      (13,504)  Nektar Therapeutics (b)....................................................................        (256,171)
       (2,618)  Pfizer, Inc................................................................................         (88,802)
                                                                                                             --------------
                                                                                                                   (482,073)
                                                                                                             --------------
                REAL ESTATE MANAGEMENT & DEVELOPMENT - (0.2%)
       (4,672)  Alexander & Baldwin, Inc...................................................................        (214,959)
                                                                                                             --------------
                SOFTWARE - (1.2%)
       (8,517)  FireEye, Inc. (b)..........................................................................        (106,548)
       (3,740)  Guidewire Software, Inc. (b)...............................................................        (229,973)
       (3,911)  ServiceNow, Inc. (b).......................................................................        (369,511)
       (4,436)  Splunk, Inc. (b)...........................................................................        (285,279)
         (461)  Ultimate Software Group, Inc. (b)..........................................................         (93,431)
       (6,885)  Verint Systems, Inc. (b)...................................................................        (270,580)
                                                                                                             --------------
                                                                                                                 (1,355,322)
                                                                                                             --------------
                SPECIALTY RETAIL - (0.3%)
      (12,482)  Finish Line (The), Inc., Class A...........................................................        (197,341)
      (10,325)  Staples, Inc...............................................................................        (100,875)
                                                                                                             --------------
                                                                                                                   (298,216)
                                                                                                             --------------
                TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - (0.1%)
       (4,803)  Stratasys Ltd. (b).........................................................................        (118,922)
                                                                                                             --------------
                THRIFTS & MORTGAGE FINANCE - (0.2%)
      (15,690)  New York Community Bancorp, Inc............................................................        (208,520)
                                                                                                             --------------
                TRADING COMPANIES & DISTRIBUTORS - (0.1%)
       (5,787)  NOW, Inc. (b)..............................................................................         (98,437)
                                                                                                             --------------
                WIRELESS TELECOMMUNICATION SERVICES - (0.8%)
      (17,349)  Telephone & Data Systems, Inc..............................................................        (476,403)
      (10,633)  United States Cellular Corp. (b)...........................................................        (416,601)
                                                                                                             --------------
                                                                                                                   (893,004)
                                                                                                             --------------
                TOTAL COMMON STOCKS SOLD SHORT.............................................................     (19,752,652)
                (Cost $(19,119,748))                                                                         --------------


                        See Notes to Financial Statements                Page 13

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES                                               DESCRIPTION                                              VALUE
-------------   -------------------------------------------------------------------------------------------  --------------
REAL ESTATE INVESTMENT TRUSTS SOLD SHORT - (2.7%)

                EQUITY REAL ESTATE INVESTMENT TRUSTS - (2.7%)
       (2,517)  UDR, Inc...................................................................................  $      (93,985)
       (5,351)  STORE Capital Corp.........................................................................        (128,371)
         (971)  SL Green Realty Corp.......................................................................        (101,887)
      (10,378)  Retail Properties of America, Inc., Class A................................................        (138,443)
      (20,961)  Piedmont Office Realty Trust, Inc., Class A................................................        (457,998)
       (3,059)  Kilroy Realty Corp.........................................................................        (215,751)
       (4,560)  HCP, Inc...................................................................................        (142,956)
       (7,961)  Gramercy Property Trust....................................................................        (221,236)
       (9,245)  GGP, Inc...................................................................................        (199,784)
       (3,482)  Federal Realty Investment Trust............................................................        (455,759)
       (1,427)  Essex Property Trust, Inc..................................................................        (348,859)
      (15,014)  Acadia Realty Trust........................................................................        (436,607)
                                                                                                             --------------
                TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT.............................................      (2,941,636)
                (Cost $(2,978,044))                                                                          --------------

EXCHANGE-TRADED FUNDS SOLD SHORT - (2.0%)

                CAPITAL MARKETS - (2.0%)
       (9,404)  SPDR S&P 500 ETF Trust.....................................................................      (2,238,904)
                (Cost $(2,224,968))                                                                          --------------

                TOTAL INVESTMENTS SOLD SHORT - (22.7%).....................................................     (24,933,192)
                (Proceeds $24,322,760)                                                                       --------------

                NET OTHER ASSETS AND LIABILITIES - 22.5%...................................................      24,743,324
                                                                                                             --------------
                NET ASSETS - 100.0%........................................................................  $  110,025,439
                                                                                                             ==============

-----------------------------

(a) All or a portion of this security serves as collateral for the investments sold short.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $6,857,917 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,264,954.

ADR   American Depositary Receipt


Page 14                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Common Stocks*.....................................    $  85,050,914   $  85,050,914   $           --   $           --
Real Estate Investment Trusts*.....................       10,721,024      10,721,024               --               --
Master Limited Partnerships*.......................        5,621,091       5,621,091               --               --
Exchange-Traded Funds*.............................         8,822,28        8,822,28               --               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................    $ 110,215,307   $ 110,215,307   $           --   $           --
                                                       =============   =============   ==============   ==============


                                                  LIABILITIES TABLE

                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Common Stocks Sold Short*..........................    $ (19,752,652)  $ (19,752,652)  $           --   $           --
Real Estate Investment Trusts Sold Short*..........       (2,941,636)     (2,941,636)              --               --
Exchange-Traded Funds Sold Short*..................       (2,238,904)     (2,238,904)              --               --
                                                       -------------   -------------   --------------   --------------
Total Investments Sold Short ......................    $ (24,933,192)  $ (24,933,192)  $           --   $           --
                                                       =============   =============   ==============   ==============


* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                Page 15

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value (Cost $ 104,622,344).................................   $  110,215,307
Cash.......................................................................        8,061,640
Restricted Cash............................................................       16,696,260
Receivables:
   Investment securities sold..............................................        1,777,490
   Dividends...............................................................           70,124
   Dividend reclaims.......................................................            2,950
Other assets...............................................................           28,016
                                                                              --------------
   Total Assets............................................................      136,851,787
                                                                              --------------

LIABILITIES:
Investments sold short, at value (proceeds $24,322,760)....................       24,933,192
Payables:
   Capital shares redeemed.................................................        1,774,121
   Investment advisory fees................................................           87,625
   Dividends payable on investments sold short.............................            1,701
Other liabilities..........................................................           29,709
                                                                              --------------
   Total Liabilities.......................................................       26,826,348
                                                                              --------------
NET ASSETS.................................................................   $  110,025,439
                                                                              ==============

NET ASSETS CONSIST OF:
Paid-in capital............................................................   $  106,159,474
Par value..................................................................           31,000
Accumulated net investment income (loss)...................................          122,283
Accumulated net realized gain (loss) on investments and investments
   sold short..............................................................       (1,269,849)
Net unrealized appreciation (depreciation) on investments and investments
   sold short..............................................................        4,982,531
                                                                              --------------
NET ASSETS.................................................................   $  110,025,439
                                                                              ==============
NET ASSET VALUE, per share.................................................   $        35.49
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..............................................        3,100,002
                                                                              ==============


Page 16                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Dividends..................................................................   $    1,397,391
Interest...................................................................            9,028
Foreign tax withholding....................................................           (3,082)
                                                                              --------------
   Total investment income.................................................        1,403,337
                                                                              --------------

EXPENSES:
Investment advisory fees...................................................          575,671
Dividend expense on investments sold short.................................          250,127
Interest expense...........................................................           36,607
                                                                              --------------
   Total expenses..........................................................          862,405
                                                                              --------------
NET INVESTMENT INCOME (LOSS)...............................................          540,932
                                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.............................................................         (772,795)
   In-kind redemptions.....................................................       11,555,984
   Investments sold short..................................................       (1,392,387)
                                                                              --------------
Net realized gain (loss)...................................................        9,390,802
                                                                              --------------
Net change in unrealized appreciation (depreciation) on:...................
   Investments.............................................................        2,327,758
   Investments sold short..................................................       (1,382,921)
                                                                              --------------
Net change in unrealized appreciation (depreciation).......................          944,837
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)....................................       10,335,639
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.........................................................   $   10,876,571
                                                                              ==============


                        See Notes to Financial Statements                Page 17

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS
                                                                                  ENDED               YEAR
                                                                                4/30/2017            ENDED
                                                                               (UNAUDITED)         10/31/2016
                                                                              --------------     --------------
OPERATIONS:
Net investment income (loss)...............................................   $      540,932     $    1,031,087
Net realized gain (loss)...................................................        9,390,802         (2,055,036)
Net change in unrealized appreciation (depreciation).......................          944,837          3,446,835
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from operations............       10,876,571          2,422,886
                                                                              --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................................................         (643,920)          (859,016)
                                                                              --------------     --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..................................................       69,909,773        160,917,356
Cost of shares redeemed....................................................      (90,348,196)       (74,857,579)
                                                                              --------------     --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions............................................................      (20,438,423)        86,059,777
                                                                              --------------     --------------
Total increase (decrease) in net assets....................................      (10,205,772)        87,623,647

NET ASSETS:
Beginning of period........................................................      120,231,211         32,607,564
                                                                              --------------     --------------
End of period..............................................................   $  110,025,439     $  120,231,211
                                                                              ==============     ==============
Accumulated net investment income (loss) at end of period..................   $      122,283     $      225,271
                                                                              ==============     ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period....................................        3,700,002          1,000,002
Shares sold................................................................        2,000,000          5,000,000
Shares redeemed............................................................       (2,600,000)        (2,300,000)
                                                                              --------------     --------------
Shares outstanding, end of period..........................................        3,100,002          3,700,002
                                                                              ==============     ==============


Page 18                 See Notes to Financial Statements

FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                   SIX MONTHS                                       FOR THE PERIOD
                                                     ENDED            YEAR ENDED OCTOBER 31,         9/8/2014 (a)
                                                   4/30/2017      -------------------------------      THROUGH
                                                  (UNAUDITED)          2016             2015          10/31/2014
                                                 --------------   --------------   --------------   --------------
Net asset value, beginning of period............   $    32.49       $    32.61       $    30.54       $    30.00
                                                   ----------       ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)....................         0.16             0.32             0.19             0.05
Net realized and unrealized gain (loss).........         3.02            (0.17)            2.12             0.51
                                                   ----------       ----------       ----------       ----------
Total from investment operations................         3.18             0.15             2.31             0.56
                                                   ----------       ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income...........................        (0.18)           (0.27)           (0.22)           (0.02)
Net realized gain...............................           --               --            (0.02)              --
                                                   ----------       ----------       ----------       ----------
Total distributions.............................        (0.18)           (0.27)           (0.24)           (0.02)
                                                   ----------       ----------       ----------       ----------
Net asset value, end of period..................   $    35.49       $    32.49       $    32.61       $    30.54
                                                   ==========       ==========       ==========       ==========
TOTAL RETURN (b)................................         9.78%            0.45%            7.60%            1.86%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)............   $  110,025       $  120,231       $   32,608       $    3,054
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...         1.42% (c)        1.40%            1.47%            1.17% (c)
Ratio of total expenses to average net assets
   excluding dividend expense...................         0.95% (c)        0.95%            0.95%            0.95% (c)
Ratio of net investment income (loss) to average
   net assets...................................         0.89% (c)        1.00%            0.39%            1.08% (c)
Portfolio turnover rate (d).....................          135%             201%             267%               1%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 19

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are offering shares. This report covers the First Trust Long/Short Equity ETF (the "Fund"), which trades under the ticker "FTLS" on the NYSE Arca, Inc. Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which the Fund invests or for cash or, in certain circumstances, a combination of both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The investment objective of the Fund is to seek to provide investors with long-term total return. The Fund pursues its investment objective by establishing long and short positions in a portfolio of equity securities. Under normal circumstances, at least 80% of the Fund's net assets (including investment borrowings) will be exposed to U.S. exchange-listed equity securities of U.S. and foreign companies by investing in such securities directly and/or in U.S. exchange-traded funds ("ETFs") that provide exposure to such securities. The equity securities held by the Fund may include U.S. exchange-listed equity securities of foreign issuers, as well as investments in the equity securities of foreign issuers that are in the form of depositary receipts. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Common stocks, master limited partnerships ("MLPs"), real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

Distributions received from the Fund's investments in MLPs generally are comprised of return of capital and investment income. The Fund records estimated return of capital and investment income based on historical information available from each MLP. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

C. SHORT SALES

Short sales are utilized for investment and risk management purposes and are transactions in which securities or other instruments (such as options, forwards, futures or other derivative contracts) are sold that are not currently owned in the Fund's portfolio. When the Fund engages in a short sale, the Fund must borrow the security sold short and deliver the security to the counterparty. Short selling allows the Fund to profit from a decline in a market price to the extent such decline exceeds the transaction costs and the costs of borrowing the securities. The Fund will pay a fee or premium to borrow the securities sold short and is obligated to repay the lenders of the securities. Any dividends or interest that accrues on the securities during the period of the loan are due to the lenders. A gain, limited to the price at which the security was sold short, or a loss, unlimited in size, will be recognized upon the termination of the short sale; which is effected by the Fund purchasing the security sold short in the market and delivering the security to the lender. Any such gain or loss may be offset, completely or in part, by the change in the value of the long portion of the Fund's portfolio. The Fund is subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. The Fund has established an account with Pershing, LLC for the purpose of borrowing securities that the Fund intends to sell short. The interest that the Fund pays for borrowing such securities is presented separately as "Interest expense" on the Statement of Operations. Restricted cash in the amount of $16,696,260, as shown on the Statement of Assets and Liabilities, is associated with collateral at the broker as of April 30, 2017.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income....................................   $      859,016

As of October 31, 2016, the components of distributable earnings on a tax basis to the Fund were as follows:

Undistributed ordinary income......................   $      223,468
Accumulated capital and other losses...............      (10,075,389)
Net unrealized appreciation (depreciation).........        3,454,235

E. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable years ended 2014, 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $10,075,389.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

F. EXPENSES

Expenses, other than the investment advisory fee, dividend and interest expenses on investments sold short and other excluded expenses, are paid by the Advisor (See Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trust funds, including the Fund, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

Pursuant to the Investment Management Agreement, First Trust manages the investment of the Fund's assets and is responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, acquired fund fees and expenses, dividend expenses on investments sold short, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six-months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments, investments sold short and in-kind transactions, for the Fund were $136,280,899 and $138,779,182, respectively. The cost of purchases to cover short sales and the proceeds of short sales were $55,157,598 and $53,007,716, respectively.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

For the six-months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales for the Fund were $69,246,908 and $86,759,443, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction fee is currently $550. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $550. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Frequent Purchases and Redemptions" Section) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to the Fund's net asset value and possibly face delisting.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, the Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund's third party service providers, such as its administrator, transfer agent, custodian or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

DERIVATIVES RISK. The use of futures and other derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EQUITY SECURITIES RISK. The Fund invests in Equity Securities. The value of the shares will fluctuate with changes in the value of these Equity Securities. Equity Securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as the current market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

ETF RISK. The Fund may invest in the shares of other ETFs, and therefore, the Fund's investment performance and risks may be related to the investment performance and risks of the underlying ETFs. In general, as a shareholder in other ETFs, the Fund bears its ratable share of the underlying ETF's expenses, and would be subject to duplicative expenses to the extent the Fund invests in other ETFs.

FINANCIAL COMPANIES RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

FLUCTUATION OF NET ASSET VALUE RISK. The net asset value of shares of the Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares will generally fluctuate in accordance with changes in net asset value as well as the relative supply of and demand for shares on Nasdaq. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on Nasdaq at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related to, but not identical to, the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed either in-kind or for cash in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

INFORMATION TECHNOLOGY COMPANIES RISK. Information technology companies are generally subject to the following risks: rapidly changing technologies; short product life cycles; fierce competition; aggressive pricing and reduced profit margins; the loss of patent, copyright and trademark protections; cyclical market patterns; evolving industry standards; and frequent new product introductions. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

MARKET MAKER RISK. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on Nasdaq which could result in a decrease in value of the Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the "Code"). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                    FIRST TRUST LONG/SHORT EQUITY ETF (FTLS)
                           APRIL 30, 2017 (UNAUDITED)

NON-U.S. SECURITIES RISK. The Fund holds non-U.S. securities that are either directly listed on a U.S. securities exchange or in the form of depositary receipts. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. The Fund's strategy may frequently involve buying and selling portfolio securities to rebalance the Fund's exposure to various market sectors. High portfolio turnover may result in the Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause the Fund's performance to be less than you expect.

SHORT SALES RISK. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender of a security may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund's short positions may significantly impact the Fund's overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on Nasdaq, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on Nasdaq may be halted due to market conditions or for reasons that, in the view of Nasdaq, make trading in shares inadvisable. In addition, trading in shares on Nasdaq is subject to trading halts caused by extraordinary market volatility pursuant to Nasdaq "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of Nasdaq necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on Nasdaq in the event the Fund's assets are small or the Fund does not have enough shareholders.

                      This page intentionally left blank.

First Trust

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187


ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT

Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust Emerging Markets Local Currency Bond ETF (FEMB)

Semi-Annual Report
For the
Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  1
Fund Performance Overview....................................................  2
Portfolio Management.........................................................  5
Understanding Your Fund Expenses.............................................  6
Portfolio of Investments.....................................................  7
Statement of Assets and Liabilities.......................................... 11
Statement of Operations...................................................... 12
Statements of Changes in Net Assets.......................................... 13
Financial Highlights......................................................... 14
Notes to Financial Statements................................................ 15
Additional Information....................................................... 22

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") or First Trust Global Portfolios Ltd. (the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Emerging Markets Local Currency Bond ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in the Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of certain other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment in the Fund. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the portfolio commentary by the portfolio management team of the Fund, you may obtain an understanding of how the market environment affected the Fund's performance. The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust Emerging Markets Local Currency Bond ETF (the "Fund").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Fund's financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

First Trust Emerging Markets Local Currency Bond ETF (the "Fund") seeks maximum total return and current income. The Fund lists and principally trades its shares on The Nasdaq Stock Market LLC ("Nasdaq") under the ticker symbol "FEMB." Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by entities in emerging market countries (collectively, "Bonds") that are denominated in the local currency of the issuer. In implementing the Fund's investment strategy, First Trust Global Portfolios Ltd. (the "Sub-Advisor") will seek to provide current income and enhance capital, while minimizing volatility.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (11/4/14)   Inception (11/4/14)
                                                           4/30/2017       4/30/2017        to 4/30/2017          to 4/30/2017
FUND PERFORMANCE
NAV                                                          2.09%           3.54%             -1.90%                -4.65%
Market Price                                                 3.14%           4.80%             -1.61%                -3.96%

INDEX PERFORMANCE
Barclays Emerging Markets Local Currency
   Government - 10% Country Capped Index                     1.04%           2.23%             -1.63%                -4.01%
----------------------------------------------------------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of the Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

----------------------------------------------------------
                                             % OF TOTAL
SECTOR ALLOCATION                           INVESTMENTS
----------------------------------------------------------
Sovereigns                                      94.6%
Supranationals                                   4.8
Central Bank                                     0.6
                                              -------
   Total                                       100.0%
                                              =======

----------------------------------------------------------
                                             % OF TOTAL
                                            INVESTMENTS
CREDIT RATING(1)                          (INCLUDING CASH)
----------------------------------------------------------
AAA                                              4.4%
AA                                               6.3
A+                                               2.9
A                                               11.9
A-                                               6.6
BBB+                                             3.6
BBB                                             11.3
BBB-                                            28.9
BB                                              14.7
Cash                                             9.4
                                              -------
   Total                                       100.0%
                                              =======

----------------------------------------------------------
                                            % OF TOTAL
TOP 10 HOLDINGS                             INVESTMENTS
----------------------------------------------------------
Brazil Notas do Tesouro Nacional,
   Series F, 10.00%, 1/1/21                      8.1%
Indonesia Treasury Bond, 8.38%, 3/15/24          6.8
Brazil Notas do Tesouro Nacional,
   Series F, 10.00%, 1/1/25                      6.4
Romania Government Bond, 5.85%, 4/26/23          5.5
Republic of South Africa Government Bond,
   10.50%, 12/21/26                              5.5
Romania Government Bond, 5.95%, 6/11/21          4.6
Indonesia Treasury Bond, 8.38%, 9/15/26          4.2
Colombian TES, 7.00%, 5/4/22                     4.0
Malaysia Government Bond, 4.16%, 7/15/21         3.7
Thailand Government Bond, 3.63%, 6/16/23         3.6
                                              -------
   Total                                        52.4%
                                              =======

(1) The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations ("NRSROs"), including Standard & Poor's Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)

         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
              NOVEMBER 4, 2014 - APRIL 30, 2017

              First Trust                Barclays Emerging
            Emerging Markets           Markets Local Currency
             Local Currency               Government - 10%
                Bond ETF                Country Capped Index
11/4/14         $10,000                       $10,000
4/30/15           9,340                         9,450
10/31/15          8,517                         8,634
4/30/16           9,209                         9,390
10/31/16          9,340                         9,501
4/30/17           9,535                         9,600

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 5, 2014 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/5/14 - 10/31/15         116             110               7             1
11/1/15 - 10/31/16          80              64              38             3
11/1/16 - 4/30/17           47              39              11             2

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD          0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
11/5/14 - 10/31/15          15               0               0             1
11/1/15 - 10/31/16          60               7               0             0
11/1/16 - 4/30/17           19               5               0             0

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.333 billion in assets.

                                  SUB-ADVISOR

First Trust Global Portfolios Ltd. ("FTGP"), an affiliate of First Trust, serves as investment sub-advisor to the Fund. FTGP is headed by Derek Fulton, Director, Chief Executive Officer and Chief Investment Officer of FTGP. Mr. Fulton has been managing global portfolios with a focus on fixed income for over 15 years. Prior to joining FTGP in 2011, he co-founded Consilience Sarl (formerly ISIS Asset Management) ("Consilience") and led its investment team. Before starting Consilience, he was Head of Global & Closed-End Fixed Income Portfolios at Aberdeen Asset Management ("Aberdeen") in London and also held positions as Head of Asian Fixed Income based in Singapore. At Aberdeen, Mr. Fulton oversaw in excess of $10 billion of assets including institutional global government and global aggregate accounts. He was also a member of the currency team running active currency overlays on over $20 billion of institutional mandates.

                           PORTFOLIO MANAGEMENT TEAM

The following portfolio managers are primarily responsible for the day-to-day management of the Fund. Each portfolio manager has managed the Fund since 2014.

DEREK FULTON, CHIEF EXECUTIVE OFFICER, FTGP
LEONARDO DA COSTA, PORTFOLIO MANAGER, FTGP

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust Emerging Markets Local Currency Bond ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE        DURING THE
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH         SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD           PERIOD (a)
-------------------------------------------------------------------------------------------------------------------------
FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
Actual                                              $1,000.00           $1,020.90            0.85%             $4.26
Hypothetical (5% return before expenses)            $1,000.00           $1,020.58            0.85%             $4.26

(a) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365.

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                            STATED         STATED         VALUE
   CURRENCY)                               DESCRIPTION                                COUPON        MATURITY     (US DOLLARS)
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES - 88.9%

                 BRAZIL - 15.2%
      9,100,000  Brazil Notas do Tesouro Nacional, Series F (BRL)................     10.00%        01/01/21    $    2,876,222
      7,300,000  Brazil Notas do Tesouro Nacional, Series F (BRL)................     10.00%        01/01/25         2,274,641
      1,900,000  Brazil Notas do Tesouro Nacional, Series F (BRL)................     10.00%        01/01/27           588,917
                                                                                                                --------------
                                                                                                                     5,739,780
                                                                                                                --------------
                 CHILE - 3.6%
    120,000,000  Bonos del Banco Central de Chile en Pesos (CLP).................      6.00%        02/01/21           196,544
    740,000,000  Chile Government International Bond (CLP).......................      5.50%        08/05/20         1,177,516
                                                                                                                --------------
                                                                                                                     1,374,060
                                                                                                                --------------
                 COLOMBIA - 3.7%
  3,933,000,000  Colombian TES (COP).............................................      7.00%        05/04/22         1,410,484
                                                                                                                --------------
                 CZECH REPUBLIC - 2.8%
     23,140,000  Czech Republic Government Bond (CZK)............................      2.40%        09/17/25         1,064,556
                                                                                                                --------------
                 HUNGARY - 3.4%
    198,800,000  Hungary Government Bond (HUF)...................................      6.50%        06/24/19           783,293
    117,020,000  Hungary Government Bond (HUF)...................................      5.50%        06/24/25           479,674
                                                                                                                --------------
                                                                                                                     1,262,967
                                                                                                                --------------
                 INDONESIA - 12.2%
  1,500,000,000  Indonesia Treasury Bond (IDR)...................................      7.88%        04/15/19           115,631
 29,714,000,000  Indonesia Treasury Bond (IDR)...................................      8.38%        03/15/24         2,398,486
 18,115,000,000  Indonesia Treasury Bond (IDR)...................................      8.38%        09/15/26         1,480,703
  7,930,000,000  Indonesia Treasury Bond (IDR)...................................      8.38%        03/15/34           632,425
                                                                                                                --------------
                                                                                                                     4,627,245
                                                                                                                --------------
                 ISRAEL - 3.0%
      3,050,000  Israel Government Bond - Fixed (ILS)............................      6.25%        10/30/26         1,145,749
                                                                                                                --------------
                 MALAYSIA - 4.0%
      5,520,000  Malaysia Government Bond (MYR)..................................      4.16%        07/15/21         1,294,500
      1,000,000  Malaysia Government Bond (MYR)..................................      4.05%        09/30/21           233,132
                                                                                                                --------------
                                                                                                                     1,527,632
                                                                                                                --------------
                 MEXICO - 4.5%
     19,230,000  Mexican Bonos (MXN).............................................     10.00%        12/05/24         1,193,194
      9,290,000  Mexican Bonos (MXN).............................................      7.75%        05/29/31           507,047
                                                                                                                --------------
                                                                                                                     1,700,241
                                                                                                                --------------
                 PERU - 3.4%
      2,795,000  Peru Government Bond (PEN)......................................      7.84%        08/12/20           952,234
        900,000  Peru Government Bond (PEN)......................................      8.20%        08/12/26           329,204
                                                                                                                --------------
                                                                                                                     1,281,438
                                                                                                                --------------
                 PHILIPPINES - 2.1%
     28,000,000  Philippine Government International Bond (PHP)..................      4.95%        01/15/21           577,204
     10,000,000  Philippine Government International Bond (PHP)..................      3.90%        11/26/22           196,237
                                                                                                                --------------
                                                                                                                       773,441
                                                                                                                --------------
                 POLAND - 3.7%
        600,000  Republic of Poland Government Bond (PLN)........................      5.50%        10/25/19           167,221
      3,832,000  Republic of Poland Government Bond (PLN)........................      4.00%        10/25/23         1,042,806
        615,000  Republic of Poland Government Bond (PLN)........................      5.75%        04/25/29           195,087
                                                                                                                --------------
                                                                                                                     1,405,114
                                                                                                                --------------


                        See Notes to Financial Statements                 Page 7

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                            STATED         STATED         VALUE
   CURRENCY)                               DESCRIPTION                                COUPON        MATURITY     (US DOLLARS)
---------------  ----------------------------------------------------------------  -------------  ------------  --------------
FOREIGN SOVEREIGN BONDS AND NOTES (CONTINUED)

                 ROMANIA - 9.5%
      6,020,000  Romania Government Bond (RON)...................................      5.95%        06/11/21    $    1,632,479
      7,130,000  Romania Government Bond (RON)...................................      5.85%        04/26/23         1,959,182
                                                                                                                --------------
                                                                                                                     3,591,661
                                                                                                                --------------
                 SOUTH AFRICA - 9.6%
     14,850,000  Republic of South Africa Government Bond (ZAR)..................      7.25%        01/15/20         1,105,119
     23,275,000  Republic of South Africa Government Bond (ZAR)..................     10.50%        12/21/26         1,945,692
     10,780,000  Republic of South Africa Government Bond (ZAR)..................      6.25%        03/31/36           583,848
                                                                                                                --------------
                                                                                                                     3,634,659
                                                                                                                --------------
                 THAILAND - 3.4%
     40,950,000  Thailand Government Bond (THB)..................................      3.63%        06/16/23         1,268,846
                                                                                                                --------------
                 TURKEY - 4.8%
      4,410,000  Turkey Government Bond (TRY)....................................     10.50%        01/15/20         1,239,088
      2,260,000  Turkey Government Bond (TRY)....................................      8.00%        03/12/25           563,736
                                                                                                                --------------
                                                                                                                     1,802,824
                                                                                                                --------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES.....................................................       33,610,697
                 (Cost $33,647,133)                                                                             --------------

FOREIGN CORPORATE BONDS AND NOTES - 4.5%

                 SUPRANATIONALS - 4.5%
        630,000  International Finance Corp. (BRL)...............................     10.00%        06/12/17           198,584
        600,000  International Finance Corp. (BRL)...............................     10.50%        04/17/18           193,844
     37,800,000  International Finance Corp. (INR)...............................      7.80%        06/03/19           606,790
      4,730,000  European Investment Bank (ZAR)..................................      6.00%        10/21/19           341,625
     23,700,000  International Finance Corp. (INR)...............................      6.30%        11/25/24           369,303
                                                                                                                --------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES......................................................       1,710,146
                 (Cost $1,726,188)                                                                              --------------

                 TOTAL INVESTMENTS (a) - 93.4%................................................................      35,320,843
                 (Cost $35,373,321)
                 NET OTHER ASSETS AND LIABILITIES - 6.6%......................................................       2,497,956
                                                                                                                --------------
                 NET ASSETS - 100.0%..........................................................................  $   37,818,799
                                                                                                                ==============

-----------------------------

(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $651,389 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $703,867.


Page 8                  See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)


Currency Abbreviations:
      BRL  Brazilian Real
      CLP  Chilean Peso
      COP  Colombian Peso
      CZK  Czech Republic Koruna
      HUF  Hungarian Forint
      IDR  Indonesian Rupiah
      INR  Indian Rupee
      ILS  Israel Shekel
      KRW  South Korean Won
      MXN  Mexican Peso
      MYR  Malaysian Ringgit
      PEN  Peruvian New Sol
      PHP  Philippines Peso
      PLN  Polish Zloty
      RON  Romanian Lev
      RUB  Russian Ruble
      THB  Thailand Baht
      TRY  Turkish Lira
      USD  United States Dollar
      ZAR  South African Rand

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                     ASSETS TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Foreign Sovereign Bonds and Notes*.................    $  33,610,697   $          --   $   33,610,697   $           --
Foreign Corporate Bonds and Notes*.................        1,710,146              --        1,710,146               --
                                                       -------------   -------------   --------------   --------------
Total Investments..................................       35,320,843              --       35,320,843               --
Other Financial Instruments:
Forward Foreign Currency Contracts**...............           27,634              --           27,634               --
                                                       -------------   -------------   --------------   --------------
Total..............................................    $  35,348,477   $          --   $   35,348,477   $           --
                                                       =============   =============   ==============   ==============


                                                   LIABILITIES TABLE
                                                                                          LEVEL 2          LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE      UNOBSERVABLE
                                                         4/30/2017        PRICES           INPUTS           INPUTS
                                                       -------------   -------------   --------------   --------------
Forward Foreign Currency Contracts**...............    $    (134,171)  $          --   $     (134,171)  $           --
                                                       =============   =============   ==============   ==============


*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.


                        See Notes to Financial Statements                 Page 9

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

--------------------------------------------
                             % OF TOTAL
CURRENCY EXPOSURE            INVESTMENTS
DIVERSIFICATION           (INCLUDING CASH)+
--------------------------------------------
BRL                             15.8%
RUB                             12.7
IDR                             11.9
INR                             11.3
ZAR                             10.2
MXN                              8.5
TRY                              5.9
PEN                              5.9
MYR                              5.6
COP                              4.9
CLP                              3.5
ILS                              3.4
THB                              3.3
CZK                              2.7
PHP                              2.0
PLN                              2.0
HUF                              1.6
KRW                              0.9
RON                              0.3
USD                            -12.4
                              -------
      Total                    100.0%
                              =======

+ The weightings include the impact of currency forwards.

Forward Foreign Currency Contracts (see Note 2C - Forward Foreign Currency Contracts in the Notes to Financial Statements):

                                              FORWARD FOREIGN CURRENCY CONTRACTS
                                    -------------------------------------------------------
                                                                              PURCHASE              SALE           UNREALIZED
    SETTLEMENT                           AMOUNT             AMOUNT           VALUE AS OF        VALUE AS OF      APPRECIATION/
       DATE         COUNTERPARTY      PURCHASED (a)        SOLD (a)        APRIL 30, 2017      APRIL 30, 2017    (DEPRECIATION)
  --------------   --------------   -----------------   ---------------   -----------------   ----------------   --------------
     05/24/17           BNS         COP 1,500,000,000   USD     525,394   $         507,916   $        525,394   $      (17,478)
     05/24/17           BNS         INR   220,000,000   USD   3,397,580           3,408,162          3,397,580           10,582
     05/24/17           BNS         KRW   410,000,000   USD     360,915             360,404            360,915             (511)
     05/24/17           BBH         MXN    30,370,000   USD   1,608,617           1,606,702          1,608,617           (1,915)
     05/24/17           BNS         PEN     3,300,000   USD   1,011,587           1,014,396          1,011,587            2,809
     05/24/17           BNS         RUB   281,500,000   USD   4,975,696           4,918,913          4,975,696          (56,783)
     05/24/17           BBH         TRY     1,820,000   USD     494,845             509,088            494,845           14,243
     05/24/17           BBH         USD       641,919   HUF 187,000,000             641,919            650,889           (8,970)
     05/24/17           BBH         USD       629,775   PLN   2,500,000             629,775            644,278          (14,503)
     05/24/17           BBH         USD     3,561,610   RON  11,498,664           3,561,610          3,595,621          (34,011)
                                                                                                                 --------------
Net Unrealized Appreciation (Depreciation)....................................................................   $     (106,537)
                                                                                                                 ==============

(a)   Please see Portfolio of Investments for currency descriptions.

Counterparty Abbreviations:
      BBH  Brown Brothers Harriman & Co.
      BNS  Bank of Nova Scotia


Page 10                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

ASSETS:
Investments, at value..................................................      $   35,320,843
Cash...................................................................           2,720,951
Foreign currency.......................................................             944,999
Unrealized appreciation on forward foreign currency contracts..........              27,634
Interest receivable....................................................             841,588
                                                                             --------------
   Total Assets........................................................          39,856,015
                                                                             --------------

LIABILITIES:
Unrealized depreciation on forward foreign currency contracts..........             134,171
Payables:
   Investment securities purchased.....................................           1,863,557
   Investment advisory fees............................................              22,706
   Deferred Indonesian capital gains tax...............................              16,782
                                                                             --------------
   Total Liabilities...................................................           2,037,216
                                                                             --------------
NET ASSETS.............................................................      $   37,818,799
                                                                             ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................      $   38,050,118
Par value..............................................................               9,000
Accumulated net investment income (loss)...............................            (183,964)
Accumulated net realized gain (loss) on investments, forward foreign
   currency contracts and foreign currency transactions................             112,106
Net unrealized appreciation (depreciation) on investments, forward
   foreign currency contracts and foreign currency translation.........            (168,461)
                                                                             --------------
NET ASSETS.............................................................      $   37,818,799
                                                                             ==============
NET ASSET VALUE, per share.............................................      $        42.02
                                                                             ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................             900,002
                                                                             ==============
Investments, at cost...................................................      $   35,373,321
                                                                             ==============
Foreign currency, at cost (proceeds)...................................      $      944,936
                                                                             ==============


                        See Notes to Financial Statements                Page 11

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

INVESTMENT INCOME:
Interest...............................................................      $      628,576
Foreign tax withholding................................................             (20,079)
                                                                             --------------
   Total investment income.............................................             608,497
                                                                             --------------

EXPENSES:
Investment advisory fees...............................................              92,493
                                                                             --------------
   Total expenses......................................................              92,493
                                                                             --------------
NET INVESTMENT INCOME (LOSS)...........................................             516,004
                                                                             --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments.........................................................            (147,300)
   Forward foreign currency contracts..................................             412,917
   Foreign currency transactions.......................................             (63,649)
                                                                             --------------
Net realized gain (loss)...............................................             201,968
                                                                             --------------
Net change in unrealized appreciation (depreciation) on:
   Investments.........................................................             352,886
   Forward foreign currency contracts..................................             (93,785)
   Foreign currency translation........................................               5,936
   Net change in deferred capital gains tax............................             (14,122)
                                                                             --------------
Net change in unrealized appreciation (depreciation)...................             250,915
                                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)................................             452,883
                                                                             --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS.....................................................      $      968,887
                                                                             ==============


Page 12                 See Notes to Financial Statements

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               SIX MONTHS
                                                                                 ENDED             YEAR
                                                                               4/30/2017          ENDED
                                                                              (UNAUDITED)       10/31/2016
                                                                             --------------   --------------
OPERATIONS:
Net investment income (loss)...........................................      $      516,004   $      259,919
Net realized gain (loss)...............................................             201,968         (121,079)
Net change in unrealized appreciation (depreciation)...................             250,915          218,256
                                                                             --------------   --------------
Net increase (decrease) in net assets resulting from operations........             968,887          357,096
                                                                             --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................................            (622,782)        (208,381)
Return of capital......................................................                  --          (95,214)
                                                                             --------------   --------------
Total distributions to shareholders....................................            (622,782)        (303,595)
                                                                             --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold..............................................          22,660,634       10,681,117
                                                                             --------------   --------------
Net increase (decrease) in net assets resulting from shareholder
   transactions........................................................          22,660,634       10,681,117
                                                                             --------------   --------------
Total increase (decrease) in net assets................................          23,006,739       10,734,618

NET ASSETS:
Beginning of period....................................................          14,812,060        4,077,442
                                                                             --------------   --------------
End of period..........................................................      $   37,818,799   $   14,812,060
                                                                             ==============   ==============
Accumulated net investment income (loss) at end of period..............      $     (183,964)  $      (77,186)
                                                                             ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period................................             350,002          100,002
Shares sold............................................................             550,000          250,000
                                                                             --------------   --------------
Shares outstanding, end of period......................................             900,002          350,002
                                                                             ==============   ==============


                        See Notes to Financial Statements                Page 13

FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                 FOR THE
                                                SIX MONTHS                      FOR THE PERIOD
                                                  ENDED             YEAR        11/4/2014 (a)
                                                4/30/2017          ENDED           THROUGH
                                               (UNAUDITED)       10/31/2016       10/31/2015
                                              --------------   --------------   --------------
Net asset value, beginning of period            $    42.32       $    40.77       $    50.00
                                                ----------       ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          1.15             1.74             1.94
Net realized and unrealized gain (loss)              (0.32)            2.09            (9.23)
                                                ----------       ----------       ----------
Total from investment operations                      0.83             3.83            (7.29)
                                                ----------       ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                                (1.13)           (1.56)              --
Return of capital                                       --            (0.72)           (1.94)
                                                ----------       ----------       ----------
Total distributions                                  (1.13)           (2.28)           (1.94)
                                                ----------       ----------       ----------
Net asset value, end of period                  $    42.02       $    42.32       $    40.77
                                                ==========       ==========       ==========
TOTAL RETURN (b)                                      2.09%            9.66%          (14.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $   37,819       $   14,812       $    4,077
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets         0.85% (c)        0.85%            0.85% (c)
Ratio of net investment income (loss) to
   average net assets                                 4.74% (c)        4.70%            4.36% (c)
Portfolio turnover rate (d)                              9%              23%              49%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 14                  See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of ten funds that are currently offering shares. This report covers the First Trust Emerging Markets Local Currency Bond ETF (the "Fund"), a non-diversified series of the Trust, which trades under the ticker FEMB on The Nasdaq Stock Market LLC ("Nasdaq"). Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in cash and, in certain circumstances, in-kind for securities in which the Fund invests. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek maximum total return and current income. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in bonds, notes and bills issued or guaranteed by issuers in emerging market countries that are denominated in the local currency of the issuer. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

The Fund's NAV is determined daily as of the close of regular trading on The New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the Fund's NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund's investments are valued as follows:

      Bonds, notes and other debt securities are fair valued on the basis of valuations provided by dealers who make markets in such securities or by a third-party pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;
      2)    reported trades;
      3)    broker/dealer quotes;
      4)    issuer spreads;
      5)    benchmark securities;
      6)    bids and offers; and
      7)    reference data including market research publications.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

      Fixed income and other debt securities having a remaining maturity of 60 days or less when purchased are fair valued at cost adjusted for amortization of premiums and accretion of discounts (amortized cost), provided the Advisor's Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer-specific conditions existing at the time of the determination. Factors that may be considered in determining the appropriateness of the use of amortized cost include, but are not limited to, the following:

      1)    the credit conditions in the relevant market and changes thereto;
      2)    the liquidity conditions in the relevant market and changes thereto;
      3) the interest rate conditions in the relevant market and changes thereto (such as significant changes in interest rates);
      4) issuer-specific conditions (such as significant credit deterioration); and
      5) any other market-based data the Advisor's Pricing Committee considers relevant. In this regard, the Advisor's Pricing Committee may use last-obtained market-based data to assist it when valuing portfolio securities using amortized cost.

      Forward foreign currency contracts are fair valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;
      2) an evaluation of the forces which influence the market in which these securities are purchased and sold;
      3)    the type, size and cost of security;
      4) the financial statements of the issuer, or the financial condition of the country of issue;
      5) the credit quality and cash flow of the issuer, or country of issue, based on the Advisor's or external analysis;
      6) the information as to any transactions in or offers for the security;
      7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;
      8)    the coupon payments;
      9) the quality, value and salability of collateral, if any, securing the security;
     10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);
     11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);
     12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and
     13)    other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2017, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Amortization of premiums and accretion of discounts are recorded using the effective interest method.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Fund uses forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation/depreciation on forward foreign currency contracts" on the Statement of Assets and Liabilities. The change in unrealized appreciation/depreciation is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statement of Operations. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statement of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in the Portfolio of Investments. In the event of default by the Counterparty, the Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with the Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.

D. OFFSETTING ON THE STATEMENT OF ASSETS AND LIABILITIES

Offsetting assets and liabilities require entities to disclose both gross and net information about instruments and transactions eligible for offset on the Statement of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. These disclosure requirements are intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. The transactions subject to offsetting disclosures are derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions.

For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to master netting arrangements ("MNAs") or similar agreements on the Statement of Assets and Liabilities. MNAs provide the right, in the event of default (including bankruptcy and insolvency), for the non-defaulting Counterparty to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:



                                                                                             Gross Amounts not
                                                                                               Offset in the
                                                                                            Statement of Assets
                                                                       Net Amounts of         and Liabilities
                                                   Gross Amounts           Assets         -----------------------
                                                   Offset in the      Presented in the                 Collateral
                           Gross Amounts of     Statement of Assets  Statement of Assets   Financial    Amounts
                          Recognized Assets       and Liabilities      and Liabilities    Instruments   Pledged    Net Amount
------------------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*       $   27,634                $ --               $   27,634      $  (27,634)     $ --        $ --


                                                                                             Gross Amounts not
                                                                                               Offset in the
                                                                                          the Statement of Assets
                                                                       Net Amounts of         and Liabilities
                                                   Gross Amounts         Liabilities      -----------------------
                                                   Offset in the      Presented in the                 Collateral
                           Gross Amounts of     Statement of Assets  Statement of Assets   Financial    Amounts
                        Recognized Liabilities    and Liabilities      and Liabilities    Instruments   Received   Net Amount
------------------------------------------------------------------------------------------------------------------------------
Forward Foreign
   Currency Contracts*       $ (134,171)               $ --               $ (134,171)     $    27,634     $ --     $ (106,537)

* The respective counterparties for each contract are disclosed on the Forward Foreign Currency Contracts table in the Portfolio of Investments.


E. FOREIGN CURRENCY

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statement of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statement of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statement of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statement of Operations.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid during the fiscal year ended October 31, 2016 was as follows:

Distributions paid from:
Ordinary income................................................   $    208,381
Capital gain...................................................             --
Return of capital..............................................         95,214

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income..................................   $         --
Accumulated capital and other losses...........................        (88,751)
Net unrealized appreciation (depreciation).....................       (497,673)

G. INCOME TAXES

The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2015 and 2016 remain open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Fund had non-expiring capital loss carryforwards for federal income tax purposes of $88,751.

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended October 31, 2016, the Fund had no net ordinary losses.

H. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (See Note 3).

I. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including the Fund, beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Fund.

J. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in the Fund's portfolio, managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Trust, on behalf of the Fund, and First Trust have retained First Trust Global Portfolios Ltd. ("FTGP" or the "Sub- Advisor"), an affiliate of First Trust, to serve as investment sub-advisor. In this capacity, FTGP is responsible for the selection and ongoing monitoring of the securities in the Fund's investment portfolio. First Trust is paid an annual unitary management fee of 0.85% of the Fund's average daily net assets. FTGP receives a sub-advisory fee equal to 40% of any remaining monthly unitary fee paid to the Advisor after the Fund's average expenses accrued during the most recent twelve months are subtracted from the unitary fee for that month. First Trust is responsible for the expenses of the Fund including the cost of transfer agency, custody, fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

administration, legal, audit and other services, and excluding Rule 12b-1 distribution and service fees, if any, brokerage expenses, taxes, interest, acquired fund fees and expenses, and extraordinary expenses. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Fund. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments, excluding short-term investments and in-kind transactions, for the Fund were $23,493,034 and $1,839,576, respectively.

For the six months ended April 30, 2017, the Fund had no in-kind transactions.

                           5. DERIVATIVE TRANSACTIONS

The following table presents the type of derivative held by the Fund at April 30, 2017, the primary underlying risk exposure and location of these instruments as presented on the Statement of Assets and Liabilities.

                                               ASSET DERIVATIVES                         LIABILITY DERIVATIVES
                                   ------------------------------------------  ------------------------------------------
DERIVATIVE                         STATEMENT OF ASSETS AND                     STATEMENT OF ASSETS AND
INSTRUMENT          RISK EXPOSURE    LIABILITIES LOCATION         VALUE          LIABILITIES LOCATION         VALUE
------------------  -------------  ------------------------  ----------------  ------------------------  ----------------
                                   Unrealized appreciation                     Unrealized depreciation
Forward foreign                    on forward foreign                          on forward foreign
currency contracts  Currency Risk  currency contracts            $ 27,634      currency contracts           $ 134,171

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENT OF OPERATIONS LOCATION
--------------------------------------------------------------------------------
CURRENCY RISK
Net realized gain (loss) on forward foreign currency contracts       $  412,917
Net change in unrealized appreciation (depreciation) on forward
   foreign currency contracts                                           (93,785)

During the six months ended April 30, 2017, the notional values of forward foreign currency contracts opened and closed were $95,459,462 and $81,121,106, respectively.

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of the Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

(per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The Creation Transaction Fee is currently $500. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                               7. LINE OF CREDIT

The Trust, First Trust Series Fund and First Trust Exchange-Traded Fund IV entered into a $220 million Credit Agreement with The Bank of Nova Scotia ("Scotia") as administrative agent for a group of lenders. Scotia charges a commitment fee of 0.25% of the daily amount of the excess of the commitment amount over the outstanding principal balance of the loans. Prior to March 9, 2017, the commitment was $180 million. Prior to December 16, 2016, the commitment amount was $140 million. First Trust allocates the commitment fee amongst the funds that have access to the credit line. To the extent that the Fund accesses the credit line, there would also be an interest fee charged. The Fund did not have any borrowings outstanding during the six months ended April 30, 2017.

                              8. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2018.

                               9. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                             10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On May 22, 2017, the Fund declared a distribution of $0.21 per share to shareholders of record on May 25, 2017, payable May 31, 2017.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

Risks are inherent in all investing. You should consider the Fund's investment objective, risks, charges and expenses carefully before investing. You can download the Fund's prospectus at http://www.ftportfolios.com or contact First Trust Portfolios L.P. at (800) 621-1675 to request a prospectus, which contains this and other information about the Fund. For additional information about the risks associated with investing in the Fund, please see the Fund's statement of additional information, as well as other regulatory filings. Read these documents carefully before you invest. First Trust Portfolios L.P. is the distributor of the First Trust Exchange-Traded Fund III.

The following summarizes some of the risks that should be considered for the Fund.

CALL RISK. If an issuer calls higher-yielding debt instruments held by the Fund, performance could be adversely impacted.

CASH TRANSACTIONS RISK. The Fund will, under most circumstances, effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an exchange-traded fund that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

CURRENCY EXCHANGE RATE RISK. The Fund holds investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

CURRENCY RISK. Because the Fund's net asset value is determined on the basis of U.S. dollars and the Fund invests in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings goes up. The Fund may hedge certain of its non-U.S. dollar holdings.

DERIVATIVES RISK. The use of options, futures contracts, forward contracts and other derivative instruments can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the Fund's portfolio managers use derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund.

EMERGING MARKETS RISK. Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. The Fund's ability to access certain developing or emerging markets also may be limited due to a

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

variety of factors, including currency convertibility issues. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, cause the Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause the Fund to decline in value.

GLOBAL DEPOSITARY NOTES RISK. Any distributions paid to the holders of GDNs are usually subject to a fee charged by the depositary bank. Holders of GDNs may have limited rights, and investment restrictions in certain countries may adversely impact the value of GDNs because such restrictions may limit the ability to convert the Bonds into GDNs and vice versa.

HIGH YIELD SECURITIES RISK. High yield securities, or "junk" bonds, are subject to greater market fluctuations and risk of loss than securities with higher ratings, and therefore, are considered to be highly speculative. These securities are issued by issuers that may have narrowly focused operations and/or other impediments to the timely payment of periodic interest and principal at maturity. If the global or local economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is generally smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets.

Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete. In general, high yield securities may have a greater risk of default than other types of securities.

ILLIQUID SECURITIES RISK. Some of the securities held by the Fund may be illiquid. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. Income from the Fund's fixed income investments could decline during periods of falling interest rates.

INTEREST RATE RISK. Interest rate risk is the risk that the value of the fixed income securities in the Fund will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term investments and higher for longer term investments.

LIQUIDITY RISK. The Fund invests a substantial portion of its assets in lower-quality debt issued by companies that are highly leveraged. Lower-quality debt tends to be less liquid than higher-quality debt. Moreover, smaller debt issues tend to be less liquid than larger debt issues. If the economy experiences a sudden downturn, or if the debt markets for such companies become distressed, the Fund may have particular difficulty selling its assets in sufficient amounts, at reasonable prices and in a sufficiently timely manner to raise the cash necessary to meet any potentially heavy redemption requests by Fund shareholders.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the Fund's investment advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in bond prices. Also, certain of these factors may affect the liquidity of the Bonds in the Fund's portfolio and make it more difficult for the Fund to sell them. Overall securities values could decline generally or could underperform other investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). As a result, the Fund is only limited as to the percentage of its assets that may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; currency exchange rates; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges in foreign countries.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

          FIRST TRUST EMERGING MARKETS LOCAL CURRENCY BOND ETF (FEMB)
                           APRIL 30, 2017 (UNAUDITED)

SMALL FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

SOVEREIGN DEBT RISK. Investments in sovereign bonds involve special risks because the governmental authority that controls the repayment of the debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities; the availability of sufficient foreign exchange on the date a payment is due; the relative size of the debt service burden to the economy as a whole; or the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. If an issuer of sovereign bonds defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund's ability to obtain recourse may be limited. In times of economic uncertainty, the prices of these securities may be more volatile than those of corporate debt obligations or of other government debt obligations.

First Trust

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
First Trust Global Portfolios Ltd.
Floor 2
8 Angel Court
London EC2R 7HJ
England

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA 02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

FIRST TRUST

First Trust Exchange-Traded Fund III
--------------------------------------------------------------------------------

First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)
First Trust RiverFront Dynamic Developed International
   ETF (RFDI)
First Trust RiverFront Dynamic Europe ETF (RFEU)
First Trust RiverFront Dynamic Emerging Markets ETF
   (RFEM)

Semi-Annual Report
For the Six Months Ended
April 30, 2017

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2017

Shareholder Letter...........................................................  2
Fund Performance Overview
   First Trust RiverFront Dynamic Asia Pacific ETF (RFAP)....................  3
   First Trust RiverFront Dynamic Developed International ETF (RFDI).........  5
   First Trust RiverFront Dynamic Europe ETF (RFEU)..........................  7
   First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)................  9
Notes to Fund Performance Overview........................................... 11
Portfolio Management......................................................... 12
Understanding Your Fund Expenses............................................. 13
Portfolio of Investments
   First Trust RiverFront Dynamic Asia Pacific ETF (RFAP).................... 14
   First Trust RiverFront Dynamic Developed International ETF (RFDI)......... 16
   First Trust RiverFront Dynamic Europe ETF (RFEU).......................... 20
   First Trust RiverFront Dynamic Emerging Markets ETF (RFEM)................ 22
Statements of Assets and Liabilities......................................... 25
Statements of Operations..................................................... 26
Statements of Changes in Net Assets.......................................... 27
Financial Highlights......................................................... 29
Notes to Financial Statements................................................ 33
Additional Information....................................................... 40

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2017

Dear Shareholders:

Thank you for your investment in First Trust RiverFront Dynamic International ETFs (the "Funds").

The year 2016 was a historic year all over the world. Many will remember some of the events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment. Additionally, First Trust has compiled the Funds' financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. As I write this, he has just hit his 100th day in office, always a historic marker for pundits, politicians, and voters. While no one has a crystal ball and the ability to predict how the Trump administration will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. His message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. On March 1, 2017, the Dow went past 21,000, a new record. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% for the year, on a total return basis, as measured by Bloomberg. As of April 30, 2017, the Index was up 7.16% (calendar year-to-date). The current bull market (measuring from March 9, 2009 through April 28, 2017) is the second longest in history, but lags the longest bull market by 4.17 years, according to Bespoke Investment Group. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)

The investment objective of First Trust RiverFront Dynamic Asia Pacific ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such Asian Pacific companies are denominated (each, an "Asian Pacific currency" and, collectively, the "Asian Pacific currencies"). Asian Pacific companies are those companies (i) whose securities are traded principally on a stock exchange in an Asian Pacific country, (ii) that have a primary business office in an Asian Pacific country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, an Asian Pacific country. Asian Pacific countries include the countries located in Asia and the Pacific Islands as well as Australia and New Zealand. The Fund will generally focus its Asian Pacific company investments in Australia, Hong Kong, Japan, New Zealand and/or Singapore. Shares of the Fund are listed on the Nasdaq Stock Exchange LLC under the ticker symbol "RFAP."

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Asian Pacific currencies.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (4/13/16)   Inception (4/13/16)
                                                            4/30/17         4/30/17          to 4/30/17            to 4/30/17
FUND PERFORMANCE
NAV                                                          7.07%            8.33%             9.05%                 9.49%
Market Price                                                 7.36%           12.41%             9.56%                10.02%

INDEX PERFORMANCE
MSCI Pacific Index                                           6.55%           12.53%            14.74%                15.48%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP) (CONTINUED)

-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Consumer Discretionary                           21.3%
Financials                                       20.8
Industrials                                      13.9
Information Technology                           10.1
Health Care                                       7.2
Materials                                         6.1
Consumer Staples                                  5.3
Utilities                                         5.2
Telecommunication Services                        4.1
Real Estate                                       3.8
Energy                                            2.2
                                               -------
   Total                                        100.0%
                                               =======

-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
Commonwealth Bank of Australia                    3.7%
Westpac Banking Corp.                             3.6
Sony Corp.                                        2.0
Galaxy Entertainment Group Ltd.                   1.7
ASM Pacific Technology Ltd.                       1.7
Canon, Inc.                                       1.7
Panasonic Corp.                                   1.6
SoftBank Group Corp.                              1.6
Sumitomo Electric Industries Ltd.                 1.5
Bandai Namco Holdings, Inc.                       1.5
                                               -------
   Total                                         20.6%
                                               =======


          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                APRIL 13, 2016 - APRIL 30, 2017

                  First Trust RiverFront
                 Dynamic Asia Pacific ETF    MSCI Pacific Index
4/13/16                  $10,000                  $10,000
4/30/16                   10,107                   10,262
10/31/16                  10,226                   10,839
4/30/17                   10,949                   11,549

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16         65              29              12             2
11/1/16 - 4/30/17          44              49              22             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16         21               8               2             1
11/1/16 - 4/30/17           8               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)

The investment objective of First Trust RiverFront Dynamic Developed International ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such developed market companies are denominated (each, a "Developed Market currency" and, collectively, the "Developed Market currencies"). Developed market companies are those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) that have a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. Developed market countries currently include the countries comprising the Morgan Stanley Capital International World Index or countries considered to be developed by the World Bank, the International Finance Corporation or the United Nations. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States. Shares of the Fund are listed on the Nasdaq Stock Exchange LLC under the ticker symbol "RFDI."

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Developed Market currencies.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (4/13/16)   Inception (4/13/16)
                                                            4/30/17         4/30/17          to 4/30/17            to 4/30/17
FUND PERFORMANCE
NAV                                                          14.06%          16.57%            16.30%                17.12%
Market Price                                                 14.37%          16.84%            16.65%                17.49%

INDEX PERFORMANCE
MSCI EAFE Index                                              11.47%          11.29%            12.70%                13.33%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI) (CONTINUED)

-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                       20.0%
Consumer Discretionary                           14.2
Industrials                                      14.2
Health Care                                      11.0
Consumer Staples                                  9.6
Materials                                         9.3
Information Technology                            7.4
Energy                                            4.7
Utilities                                         4.0
Telecommunication Services                        3.8
Real Estate                                       1.8
                                               -------
   Total                                        100.0%
                                               =======

-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
British American Tobacco PLC                      1.8%
Banco Santander S.A.                              1.5
SAP SE                                            1.5
Banco Bilbao Vizcaya Argentaria S.A.              1.4
Sonova Holding AG                                 1.4
Weir Group (The) PLC                              1.2
Commonwealth Bank of Australia                    1.2
Westpac Banking Corp.                             1.1
Nestle S.A.                                       1.0
TOTAL S.A.                                        1.0
                                               -------
   Total                                         13.1%
                                               =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                        APRIL 13, 2016 - APRIL 30, 2017

                First Trust RiverFront Dynamic
                 Developed International ETF            MSCI EAFE Index
4/13/16                    $10,000                          $10,000
4/30/16                     10,047                           10,183
10/31/16                    10,267                           10,167
4/30/17                     11,711                           11,333

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16         46              70              18             2
11/1/16 - 4/30/17          54              60               6             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16          4               0               0             0
11/1/16 - 4/30/17           3               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)

The investment objective of First Trust RiverFront Dynamic Europe ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such European companies are denominated (each, a "European currency" and, collectively, the "European currencies"). European companies are those companies (i) whose securities are traded principally on a stock exchange in a European country, (ii) that have a primary business office in a European country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a European country. The Fund considers a European country to be any member country of the European Union or any country included in the FTSE Developed Europe Index or the FTSE Emerging Europe All Cap Index. The Fund will generally focus its European company investments in Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and/or the United Kingdom. Shares of the Fund are listed on the Nasdaq Stock Exchange LLC under the ticker symbol "RFEU."

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to European currencies.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                           AVERAGE ANNUAL          CUMULATIVE
                                                                                            TOTAL RETURNS         TOTAL RETURNS
                                                         6 Months Ended   1 Year Ended   Inception (4/13/16)   Inception (4/13/16)
                                                            4/30/17         4/30/17          to 4/30/17            to 4/30/17
FUND PERFORMANCE
NAV                                                          17.79%          20.59%            19.91%                20.92%
Market Price                                                 17.34%          20.28%            20.33%                21.37%

INDEX PERFORMANCE
MSCI Europe Index                                            14.52%          10.93%            11.91%                12.50%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU) (CONTINUED)

-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                             INVESTMENTS
-----------------------------------------------------------
Financials                                       19.7%
Industrials                                      14.3
Health Care                                      12.7
Consumer Staples                                 11.6
Consumer Discretionary                           11.0
Materials                                        10.8
Information Technology                            6.3
Energy                                            5.8
Telecommunication Services                        3.6
Utilities                                         3.4
Real Estate                                       0.8
                                               -------
   Total                                        100.0%
                                               =======

-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                              INVESTMENTS
-----------------------------------------------------------
British American Tobacco PLC                      2.7%
Banco Santander S.A.                              2.2
SAP SE                                            2.1
Banco Bilbao Vizcaya Argentaria S.A.              2.1
Sonova Holding AG                                 2.0
Weir Group (The) PLC                              1.7
Nestle S.A.                                       1.5
TOTAL S.A.                                        1.5
HSBC Holdings PLC                                 1.5
Fresenius SE & Co., KGaA                          1.5
                                               -------
   Total                                         18.8%
                                               =======


                   PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         APRIL 13, 2016 - APRIL 30, 2017

                  First Trust RiverFront
                    Dynamic Europe ETF                MSCI Europe Index
4/13/16                  $10,000                           $10,000
4/30/16                   10,028                            10,141
10/31/16                  10,267                             9,823
4/30/17                   12,093                            11,249

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 14, 2016 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16         39              35               2             0
11/1/16 - 4/30/17          39              74               7             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
4/14/16 - 10/31/16         56               8               0             0
11/1/16 - 4/30/17           3               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)

The investment objective of First Trust RiverFront Dynamic Emerging Markets ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies, including through investments in common stock, depositary receipts, and common and preferred shares of real estate investment trusts ("REITs"), and forward foreign currency exchange contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of such emerging market companies are denominated (each, an "Emerging Market currency" and, collectively, the "Emerging Market currencies"). The Fund considers an emerging market company to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country, or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund will generally focus its emerging market company investments in Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Morocco, Nigeria, Peru, the Philippines, Poland, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and/or the United Arab Emirates. Shares of the Fund are listed on the Nasdaq Stock Exchange LLC under the ticker symbol "RFEM."

The Fund will utilize a dynamic currency hedging strategy through the use of forward foreign currency exchange contracts and currency spot transactions to hedge up to 100% of the Fund's currency exposure. As a result of such dynamic currency hedging strategy, the portion of the Fund's portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. A forward contract on foreign currency is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days agreed upon by the parties from the date of the contract, at a price set on the date of the contract. A forward foreign currency exchange contract may reduce the Fund's exposure to changes in the value of the currency it will deliver and increase its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of the Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. The Fund also may enter into currency spot transactions as part of its dynamic currency hedging strategy. A currency spot transaction is an agreement between two parties to buy or sell a specific currency for delivery on a date that is typically two business days from the date of the agreement, as opposed to a date set in the future. The underlying currencies of the forward foreign currency exchange contracts and currency spot transactions included in the Fund's policy relating to the investment of at least 80% of its net assets (including investment borrowings) will be limited to Emerging Market currencies.

----------------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CUMULATIVE
                                                                                                                  TOTAL RETURNS
                                                                                           6 Months Ended      Inception (6/14/16)
                                                                                               4/30/17             to 4/30/17
FUND PERFORMANCE
NAV                                                                                             9.94%                25.90%
Market Price                                                                                    9.83%                26.42%

INDEX PERFORMANCE
MSCI Emerging Markets Index                                                                     8.88%                24.23%
----------------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on Page 11.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM) (CONTINUED)

-----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
-----------------------------------------------------------
Financials                                        24.2%
Information Technology                            22.6
Materials                                         12.2
Consumer Discretionary                            11.9
Industrials                                        7.1
Telecommunication Services                         6.8
Energy                                             5.1
Consumer Staples                                   2.9
Utilities                                          2.6
Health Care                                        2.3
Real Estate                                        2.3
                                                -------
   Total                                         100.0%
                                                =======

-----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
-----------------------------------------------------------
Samsung Electronics Co., Ltd.                      5.0%
Taiwan Semiconductor Manufacturing Co., Ltd.       4.1
Tencent Holdings Ltd.                              3.8
Industrial & Commercial Bank of China Ltd.,
   Class H                                         1.8
Bank of China Ltd., Class H                        1.7
CJ Corp.                                           1.7
China Construction Bank Corp., Class H             1.6
TAL Education Group                                1.5
KB Financial Group, Inc.                           1.4
Power Finance Corp Ltd                             1.4
                                                -------
   Total                                          24.0%
                                                =======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                         JUNE 14, 2016 - APRIL 30, 2017

                     First Trust RiverFront                 MSCI Emerging
                  Dynamic Emerging Markets ETF              Markets Index
6/14/16                     $10,000                            $10,000
10/31/16                     11,452                             11,409
4/30/17                      12,590                             12,423

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period June 15, 2016 (commencement of trading) through April 30, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/15/16 - 10/31/16         31              40              16             1
11/1/16 - 4/30/17          56              48               5             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD         0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
6/15/16 - 10/31/16          7               2               0             0
11/1/16 - 4/30/17          12               1               1             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average Annual Total Returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative Total Returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
               FIRST TRUST RIVERFRONT DYNAMIC INTERNATIONAL ETFS
                               SEMI-ANNUAL REPORT
                           APRIL 30, 2017 (UNAUDITED)

                                    ADVISOR

First Trust Advisors L.P. ("First Trust") was established in 1991 and is located in Wheaton, Illinois. First Trust is a registered investment advisor which offers customized portfolio management using its structured, quantitative approach to security selection. As of April 30, 2017, First Trust managed or supervised $105.533 billion in assets.

                                  SUB-ADVISOR

RIVERFRONT INVESTMENT GROUP, LLC

RiverFront Investment Group, LLC is an SEC-registered investment advisor located in Richmond, Virginia. It is majority owned by its employees, and Baird Financial Corporation is a minority owner of RiverFront Investment Holding Group, LLC. The firm provides asset management services to a series of global tactical asset allocation portfolios and registered investment companies, including mutual funds and exchange-traded products.

                           PORTFOLIO MANAGEMENT TEAM

MICHAEL JONES, CFA -- CHAIRMAN AND CHIEF INVESTMENT OFFICER
DOUG SANDLER, CFA -- CHIEF US EQUITY OFFICER
ADAM GROSSMAN, CFA -- CHIEF GLOBAL EQUITY OFFICER
CHRIS KONSTANTINOS, CFA -- DIRECTOR OF INTERNATIONAL PORTFOLIO MANAGEMENT SCOTT HAYS -- QUANTITATIVE PORTFOLIO MANAGER

FIRST TRUST EXCHANGE-TRADED FUND III
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2017 (UNAUDITED)

As a shareholder of First Trust RiverFront Dynamic Asia Pacific ETF, First Trust RiverFront Dynamic Developed International ETF, First Trust RiverFront Dynamic Europe ETF or First Trust RiverFront Dynamic Emerging Markets ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended April 30, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                                          ANNUALIZED
                                                                                         EXPENSE RATIO     EXPENSES PAID
                                                    BEGINNING             ENDING         BASED ON THE         DURING
                                                  ACCOUNT VALUE       ACCOUNT VALUE        SIX-MONTH       THE SIX-MONTH
                                                 NOVEMBER 1, 2016     APRIL 30, 2017        PERIOD          PERIOD (a)
--------------------------------------------------------------------------------------------------------------------------
FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
Actual                                              $1,000.00           $1,070.70            0.83%             $4.26
Hypothetical (5% return before expenses)            $1,000.00           $1,020.68            0.83%             $4.16

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
Actual                                              $1,000.00           $1,140.60            0.83%             $4.41
Hypothetical (5% return before expenses)            $1,000.00           $1,020.68            0.83%             $4.16

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
Actual                                              $1,000.00           $1,177.90            0.83%             $4.48
Hypothetical (5% return before expenses)            $1,000.00           $1,020.68            0.83%             $4.16

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
Actual                                              $1,000.00           $1,099.40            0.95%             $4.95
Hypothetical (5% return before expenses)            $1,000.00           $1,020.08            0.95%             $4.76

(a) Expenses are equal to the annualized expense ratio as indicated in the table, multiplied by the average account value over the period (November 1, 2016 through April 30, 2017), multiplied by 181/365 (to reflect the one-half year period).

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 99.4%

               AUSTRALIA -- 21.6%
        6,021  Amcor Ltd.                      $         70,829
       27,070  AMP Ltd.                                 108,647
        7,183  Australia & New Zealand
                  Banking Group Ltd.                    176,204
       15,485  Bank of Queensland Ltd.                  138,794
       15,289  Bendigo and Adelaide Bank Ltd.           141,044
        9,756  BHP Billiton Ltd.                        173,282
        7,681  Commonwealth Bank of Australia           502,684
       71,079  DUET Group                               160,736
        4,961  Flight Centre Travel Group Ltd.          116,831
       13,767  Insurance Australia Group Ltd.            64,017
        7,003  National Australia Bank Ltd.             178,291
       40,848  Platinum Asset Management Ltd.           142,535
       49,963  Qantas Airways Ltd.                      158,628
        6,124  QBE Insurance Group Ltd.                  59,017
        6,358  Suncorp Group Ltd.                        65,700
       19,545  TPG Telecom Ltd.                          86,348
        4,094  Wesfarmers Ltd.                          131,820
       18,663  Westpac Banking Corp.                    489,959
                                               ----------------
                                                      2,965,366
                                               ----------------
               CANADA -- 2.5%
        3,711  CI Financial Corp.                        72,586
        4,892  Empire Co., Ltd., Class A                 75,367
        4,555  IGM Financial, Inc.                      136,845
        6,242  Valeant Pharmaceuticals
                  International, Inc. (b)                57,845
                                               ----------------
                                                        342,643
                                               ----------------
               CAYMAN ISLANDS -- 3.4%
       15,695  ASM Pacific Technology Ltd.              233,659
       22,000  Kingboard Chemical Holdings
                  Ltd.                                   79,336
       67,200  MGM China Holdings Ltd.                  153,089
                                               ----------------
                                                        466,084
                                               ----------------
               HONG KONG -- 4.5%
        4,932  CLP Holdings Ltd.                         52,025
       42,000  Galaxy Entertainment Group Ltd.          233,803
        3,400  Henderson Land Development
                  Co., Ltd.                              21,550
       28,668  Hysan Development Co., Ltd.              135,262
       16,100  Swire Pacific Ltd., Class A              155,032
        6,952  Television Broadcasts Ltd. (c)            26,723
                                               ----------------
                                                        624,395
                                               ----------------
               JAPAN -- 64.3%
        7,600  Alfresa Holdings Corp.                   137,103
        9,000  Amada Holdings Co., Ltd.                 106,894
       39,000  Aozora Bank Ltd.                         142,041
       23,000  Asahi Glass Co., Ltd.                    199,309
        1,800  Asahi Group Holdings Ltd.                 67,899
       10,000  Astellas Pharma, Inc.                    131,689
        6,600  Bandai Namco Holdings, Inc.              206,925
        5,400  Calbee, Inc.                             188,437
        7,000  Canon, Inc.                              232,088
        8,300  Chubu Electric Power Co., Inc.           111,498
       17,000  Dai Nippon Printing Co., Ltd.            189,101


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               JAPAN (CONTINUED)
        1,000  Daito Trust Construction Co.,
                  Ltd.                         $        147,118
       27,000  Daiwa Securities Group, Inc.             164,047
        1,800  Eisai Co., Ltd.                           94,493
        5,700  Electric Power Development Co.,
                  Ltd.                                  132,178
          500  FUJIFILM Holdings Corp.                   18,542
       60,600  GungHo Online Entertainment,
                  Inc.                                  135,905
        3,900  Haseko Corp.                              44,501
       10,000  Hitachi Ltd.                              55,178
        6,600  Honda Motor Co., Ltd.                    191,354
       12,000  Inpex Corp.                              115,021
        4,000  Itochu Techno-Solutions Corp.            116,439
        3,000  Japan Airlines Co., Ltd.                  94,730
        3,900  Japan Petroleum Exploration
                  Co., Ltd.                              85,329
        3,200  Japan Tobacco, Inc.                      106,384
        6,600  JFE Holdings, Inc.                       112,521
       22,600  JXTG Holdings, Inc.                      101,997
       22,000  Kajima Corp.                             149,397
       10,800  Kansai Electric Power (The)
                  Co., Inc.                             146,002
       11,800  Kobe Steel Ltd. (b)                      104,795
          300  Konami Holdings Corp.                     12,474
          800  Kyocera Corp.                             45,284
       13,200  Matsui Securities Co., Ltd.              107,518
        8,300  Mazda Motor Corp.                        121,661
        5,700  Medipal Holdings Corp.                    94,288
          800  MEIJI Holdings Co., Ltd.                  67,890
        1,800  Miraca Holdings, Inc.                     82,996
        3,500  Mitsubishi Chemical Holdings
                  Corp.                                  27,388
        3,000  Mitsubishi Estate Co., Ltd.               57,322
       40,000  Mitsubishi Heavy Industries
                  Ltd.                                  160,036
       20,800  Mitsubishi Motors Corp.                  133,038
       81,000  Mitsubishi Steel Manufacturing
                  Co., Ltd.                             169,303
        7,100  Mitsubishi UFJ Financial Group,
                  Inc.                                   45,170
       23,000  Mitsui-Soko Co., Ltd.                     67,674
       27,000  NEC Corp.                                 67,091
        5,200  Nippon Paper Industries Co.,
                  Ltd.                                   98,286
        1,500  Nippon Steel & Sumitomo Metal
                  Corp.                                  33,781
        5,000  NOK Corp.                                118,906
        2,800  NTT Data Corp.                           129,859
        2,800  NTT DOCOMO, Inc.                          67,516
       17,300  Obayashi Corp.                           167,762
       18,000  Panasonic Corp.                          214,837
        3,700  Sankyo Co., Ltd.                         128,948
        1,700  SCREEN Holdings Co., Ltd.                123,373
        9,600  Sega Sammy Holdings, Inc.                128,919
        5,500  Seiko Epson Corp.                        112,492
       20,000  Shimizu Corp.                            191,792
        2,800  SoftBank Group Corp.                     212,044
        7,900  Sony Corp.                               266,392


Page 14                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

               JAPAN (CONTINUED)
        4,900  Subaru Corp.                    $        185,143
       12,700  Sumitomo Electric Industries
                  Ltd.                                  206,948
       18,000  Sumitomo Heavy Industries Ltd.           125,463
        2,300  Sumitomo Mitsui Financial
                  Group, Inc.                            85,088
          500  Sumitomo Mitsui Trust
                  Holdings, Inc.                         17,120
       10,000  Sumitomo Osaka Cement Co.,
                  Ltd.                                   43,418
          500  Suntory Beverage & Food Ltd.              22,359
        3,200  Suzuken Co., Ltd.                        105,782
        3,700  Suzuki Motor Corp.                       154,406
        2,800  Takeda Pharmaceutical Co., Ltd.          134,179
        3,900  Terumo Corp.                             142,216
        3,900  Tohoku Electric Power Co., Inc.           51,988
       14,200  Tokyo Electric Power Co.,
                  Holdings, Inc. (b)                     55,157
       12,000  Toppan Printing Co., Ltd.                120,673
        3,000  Toyota Industries Corp.                  149,092
          700  Yaskawa Electric Corp.                    13,369
        6,200  Yokohama Rubber (The) Co., Ltd.          121,525
                                               ----------------
                                                      8,816,881
                                               ----------------
               SINGAPORE -- 3.1%
       36,600  Keppel Corp., Ltd.                       170,537
       93,900  StarHub Ltd.                             187,511
       27,000  Wilmar International Ltd.                 68,604
                                               ----------------
                                                        426,652
                                               ----------------
               TOTAL COMMON STOCKS                   13,642,021
               (Cost $13,438,857)              ----------------

RIGHTS (a) -- 0.0%

               AUSTRALIA -- 0.0%
        1,929  TPG Telecom Ltd., expiring
                  4/18/17 (b) (c)                           939
               (Cost $0)                       ----------------

               TOTAL INVESTMENTS - 99.4%             13,642,960
               (Cost $13,438,857) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.6%                     79,146
                                               ----------------
               NET ASSETS - 100.0%             $     13,722,106
                                               ================

-----------------------------
(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, securities noted as such are valued at $27,662 or 0.2% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $411,551 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $207,448.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                    4/30/2017        PRICES         INPUT          INPUT
                   ---------------------------------------------------------
Common Stocks:
   Hong Kong       $    624,395   $    597,672   $    26,723   $          --
   Other Country
     Categories*     13,017,626     13,017,626            --              --
                   ---------------------------------------------------------
   Total Common
     Stocks          13,642,021     13,615,298        26,723              --
Rights*                     939             --           939              --
                   ---------------------------------------------------------
Total Investments  $ 13,642,960   $ 13,615,298   $    27,662   $          --
                   =========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2017, the Fund transferred a common stock valued at $26,723 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of being halted on the primary exchange.

------------------------------------------------------------
CURRENCY EXPOSURE                               % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS
------------------------------------------------------------
JPY                                                64.6%
AUD                                                21.7
HKD                                                 8.0
SGD                                                 3.2
USD                                                 1.4
CAD                                                 1.1
                                                  -------
   Total                                          100.0%
                                                  =======

Currency Abbreviations
     AUD     Australian Dollar
     CAD     Canadian Dollar
     HKD     Hong Kong Dollar
     JPY     Japanese Yen
     SGD     Singapore Dollar
     USD     United States Dollar


                        See Notes to Financial Statements                Page 15

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 99.4%

               AUSTRALIA -- 6.9%
       17,877  Amcor Ltd.                      $        210,299
       80,393  AMP Ltd.                                 322,663
       21,332  Australia & New Zealand
                  Banking Group Ltd.                    523,289
       45,988  Bank of Queensland Ltd.                  412,197
       45,402  Bendigo and Adelaide Bank Ltd.           418,843
       28,970  BHP Billiton Ltd.                        514,552
       22,806  Commonwealth Bank of Australia         1,492,541
      211,097  DUET Group                               477,370
       14,735  Flight Centre Travel Group Ltd.          347,006
       40,882  Insurance Australia Group Ltd.           190,103
       20,797  National Australia Bank Ltd.             529,475
      121,312  Platinum Asset Management Ltd.           423,307
      148,379  Qantas Airways Ltd.                      471,090
       18,182  QBE Insurance Group Ltd.                 175,221
       18,880  Suncorp Group Ltd.                       195,095
       58,903  TPG Telecom Ltd.                         260,229
       12,155  Wesfarmers Ltd.                          391,371
       55,425  Westpac Banking Corp.                  1,455,068
                                               ----------------
                                                      8,809,719
                                               ----------------
               AUSTRIA -- 2.3%
       41,895  RHI AG                                 1,220,769
       94,526  Telekom Austria AG                       663,829
       24,836  voestalpine AG                         1,037,651
                                               ----------------
                                                      2,922,249
                                               ----------------
               BELGIUM -- 0.1%
        2,235  Proximus S.A.                             68,375
                                               ----------------
               CANADA -- 0.8%
       10,811  CI Financial Corp.                       211,460
       14,623  Empire Co., Ltd., Class A                225,283
       13,352  IGM Financial, Inc.                      401,132
       18,695  Valeant Pharmaceuticals
                  International, Inc. (b)               173,248
                                               ----------------
                                                      1,011,123
                                               ----------------
               CAYMAN ISLANDS -- 1.1%
       46,596  ASM Pacific Technology Ltd.              693,697
       65,435  Kingboard Chemical Holdings
                  Ltd.                                  235,969
      200,820  MGM China Holdings Ltd.                  457,492
                                               ----------------
                                                      1,387,158
                                               ----------------
               DENMARK -- 2.6%
          620  AP Moller - Maersk A.S.,
                  Class A                             1,028,756
        3,335  Danske Bank A.S.                         121,126
       16,175  Dfds A.S.                                964,353
       16,142  DONG Energy A.S. (c)                     635,917
        6,881  Vestas Wind Systems A.S.                 592,542
                                               ----------------
                                                      3,342,694
                                               ----------------
               FINLAND -- 3.4%
        3,033  Elisa OYJ                                103,311
       13,654  Kone OYJ, Class B                        625,571
       20,654  Neste OYJ                                843,465
       15,362  Sampo OYJ, Class A                       736,121


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               FINLAND (CONTINUED)
       93,603  Sanoma OYJ                      $        825,890
       40,782  UPM-Kymmene OYJ                        1,076,390
        7,749  Valmet OYJ                               141,218
                                               ----------------
                                                      4,351,966
                                               ----------------
               FRANCE -- 9.1%
        6,486  Arkema S.A.                              686,808
        9,200  AXA S.A.                                 245,628
        5,012  BioMerieux                             1,002,104
        4,034  BNP Paribas S.A.                         284,659
       26,968  Chargeurs S.A.                           673,010
        2,014  Christian Dior SE                        552,741
        1,771  Cie Generale des Etablissements
                  Michelin                              231,402
       67,710  Credit Agricole S.A.                   1,006,776
       75,162  Electricite de France S.A.               627,646
        8,370  Ipsen S.A.                               974,199
        2,562  Kering                                   794,118
        3,791  LVMH Moet Hennessy Louis
                  Vuitton SE                            935,340
       19,276  Neopost S.A.                             781,731
       17,649  Societe Generale S.A.                    965,290
          782  Thales S.A.                               82,219
       25,626  TOTAL S.A.                             1,316,722
        4,999  Valeo S.A.                               359,397
        1,514  Vinci S.A.                               128,802
                                               ----------------
                                                     11,648,592
                                               ----------------
               GERMANY -- 10.1%
        5,535  adidas AG                              1,108,784
        1,835  Allianz SE                               349,402
        4,622  Bayer AG                                 571,947
        6,515  Beiersdorf AG                            648,221
       10,377  Covestro AG (c)                          808,890
       27,457  Deutsche Post AG                         986,994
       15,561  Fresenius SE & Co., KGaA               1,261,294
       11,952  Fuchs Petrolub AG (Preference
                  Shares)                               616,530
       36,131  Infineon Technologies AG                 747,793
       12,445  LANXESS AG                               898,785
        7,292  Merck KGaA                               856,274
       18,463  SAP SE                                 1,851,688
        6,230  Siemens AG                               893,082
       47,377  TUI AG                                   689,103
        3,884  Volkswagen AG (Preference
                  Shares)                               615,799
                                               ----------------
                                                     12,904,586
                                               ----------------
               HONG KONG -- 1.4%
       14,105  CLP Holdings Ltd.                        148,787
      124,105  Galaxy Entertainment Group Ltd.          690,859
        8,869  Henderson Land Development
                  Co., Ltd.                              56,213
       85,741  Hysan Development Co., Ltd.              404,545
       49,120  Swire Pacific Ltd., Class A              472,991
       20,331  Television Broadcasts Ltd. (d)            78,152
                                               ----------------
                                                      1,851,547
                                               ----------------


Page 16                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               ITALY -- 1.3%
       32,672  Enel S.p.A.                     $        155,313
      240,118  Intesa Sanpaolo S.p.A.                   656,517
      149,911  Intesa Sanpaolo S.p.A.                   436,659
       60,730  Poste Italiane S.p.A.(c)                 416,104
       15,630  Snam S.p.A.                               69,090
                                               ----------------
                                                      1,733,683
                                               ----------------
               JAPAN -- 20.5%
       22,500  Alfresa Holdings Corp.                   405,898
       26,600  Amada Holdings Co., Ltd.                 315,931
      119,000  Aozora Bank Ltd.                         433,407
       71,000  Asahi Glass Co., Ltd.                    615,259
        5,200  Asahi Group Holdings Ltd.                196,152
       29,800  Astellas Pharma, Inc.                    392,432
       19,300  Bandai Namco Holdings, Inc.              605,100
       16,300  Calbee, Inc.                             568,800
       20,800  Canon, Inc.                              689,633
       25,000  Chubu Electric Power Co., Inc.           335,838
       47,000  Dai Nippon Printing Co., Ltd.            522,808
        3,000  Daito Trust Construction
                  Co., Ltd.                             441,355
       82,000  Daiwa Securities Group, Inc.             498,216
        5,500  Eisai Co., Ltd.                          288,728
       17,300  Electric Power Development Co.,
                  Ltd.                                  401,171
        1,400  FUJIFILM Holdings Corp.                   51,918
      179,835  GungHo Online Entertainment,
                  Inc.                                  403,308
       11,800  Haseko Corp.                             134,645
       31,000  Hitachi Ltd.                             171,053
       19,300  Honda Motor Co., Ltd.                    559,566
       35,500  Inpex Corp.                              340,271
       12,000  Itochu Techno-Solutions Corp.            349,316
        8,900  Japan Airlines Co., Ltd.                 281,032
       11,500  Japan Petroleum Exploration Co.,
                  Ltd.                                  251,613
        9,300  Japan Tobacco, Inc.                      309,180
       19,400  JFE Holdings, Inc.                       330,744
       67,100  JXTG Holdings, Inc.                      302,830
       61,000  Kajima Corp.                             414,236
       31,700  Kansai Electric Power (The) Co.,
                  Inc.                                  428,544
       35,200  Kobe Steel Ltd. (b)                      312,608
          700  Konami Holdings Corp.                     29,105
        2,900  Kyocera Corp.                            164,153
       39,100  Matsui Securities Co., Ltd.              318,482
       24,800  Mazda Motor Corp.                        363,518
       17,200  Medipal Holdings Corp.                   284,519
        2,600  MEIJI Holdings Co., Ltd.                 220,641
        5,300  Miraca Holdings, Inc.                    244,378
       10,100  Mitsubishi Chemical Holdings
                  Corp.                                  79,033
       11,500  Mitsubishi Estate Co., Ltd.              219,735
      122,000  Mitsubishi Heavy Industries Ltd.         488,109
       61,800  Mitsubishi Motors Corp.                  395,276
      238,000  Mitsubishi Steel Manufacturing
                  Co., Ltd.                             497,457


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               JAPAN (CONTINUED)
       21,100  Mitsubishi UFJ Financial Group,
                  Inc.                         $        134,237
       70,000  Mitsui-Soko Co., Ltd.                    205,966
       82,000  NEC Corp.                                203,759
       16,000  Nippon Paper Industries
                  Co., Ltd.                             302,418
        4,400  Nippon Steel & Sumitomo Metal
                  Corp.                                  99,091
       14,900  NOK Corp.                                354,339
        8,300  NTT Data Corp.                           384,938
        8,400  NTT DOCOMO, Inc.                         202,549
       51,500  Obayashi Corp.                           499,408
       53,600  Panasonic Corp.                          639,738
       10,600  Sankyo Co., Ltd.                         369,419
        4,900  SCREEN Holdings Co., Ltd.                355,604
       28,100  Sega Sammy Holdings, Inc.                377,356
       16,400  Seiko Epson Corp.                        335,430
       57,000  Shimizu Corp.                            546,607
        8,700  SoftBank Group Corp.                     658,851
       23,400  Sony Corp.                               789,061
       14,500  Subaru Corp.                             547,872
       37,100  Sumitomo Electric Industries
                  Ltd.                                  604,550
       55,000  Sumitomo Heavy Industries Ltd.           383,360
        7,200  Sumitomo Mitsui Financial
                  Group, Inc.                           266,363
        1,400  Sumitomo Mitsui Trust Holdings,
                  Inc.                                   47,937
       30,000  Sumitomo Osaka Cement Co.,
                  Ltd.                                  130,253
        1,200  Suntory Beverage & Food Ltd.              53,662
        9,200  Suzuken Co., Ltd.                        304,122
       10,600  Suzuki Motor Corp.                       442,352
        8,600  Takeda Pharmaceutical Co., Ltd.          412,121
       11,600  Terumo Corp.                             423,001
       11,900  Tohoku Electric Power Co., Inc.          158,631
       42,300  Tokyo Electric Power Co.,
                  Holdings, Inc. (b)                    164,305
       35,000  Toppan Printing Co., Ltd.                351,962
        9,000  Toyota Industries Corp.                  447,275
        1,800  Yaskawa Electric Corp.                    34,377
       18,600  Yokohama Rubber (The) Co., Ltd.          364,575
                                               ----------------
                                                     26,251,487
                                               ----------------
               NETHERLANDS -- 4.7%
        3,932  ASML Holding N.V.                        519,757
        5,800  BE Semiconductor Industries
                  N.V.                                  303,008
       63,473  CNH Industrial N.V.                      700,400
       76,795  Fiat Chrysler Automobiles
                  N.V. (b)                              869,152
      203,813  Koninklijke KPN N.V.                     589,446
        9,287  Koninklijke Philips N.V.                 321,902
       21,824  NN Group N.V.                            723,647
       70,056  STMicroelectronics N.V.                1,133,233
       17,114  Unilever N.V.                            897,533
                                               ----------------
                                                      6,058,078
                                               ----------------
               NORWAY -- 1.3%
       20,235  DNB ASA                                  316,039
       57,458  Entra ASA (c)                            659,168


                        See Notes to Financial Statements                Page 17

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)
               NORWAY (CONTINUED)
      135,088  Norsk Hydro ASA                 $        770,942
                                               ----------------
                                                      1,746,149
                                               ----------------
               PORTUGAL -- 0.1%
       27,431  EDP -- Energias de Portugal
                  S.A.                                   90,538
                                               ----------------
               SINGAPORE -- 1.0%
      108,900  Keppel Corp., Ltd.                       507,418
      278,800  StarHub Ltd.                             556,742
       80,300  Wilmar International Ltd.                204,033
                                               ----------------
                                                      1,268,193
                                               ----------------
               SPAIN -- 5.3%
       17,097  ACS Actividades de Construccion
                  y Servicios S.A.                      633,767
      224,241  Banco Bilbao Vizcaya Argentaria
                  S.A.                                1,795,109
      288,271  Banco Santander S.A.                   1,879,999
       15,723  Endesa S.A.                              370,544
      224,516  Faes Farma S.A.                          807,065
        5,132  Gas Natural SDG S.A.                     116,054
       24,132  Iberdrola S.A.                           173,547
       63,613  Repsol S.A.                            1,007,183
                                               ----------------
                                                      6,783,268
                                               ----------------
               SWEDEN -- 2.8%
       22,340  ICA Gruppen AB                           762,717
       48,275  Nordea Bank AB                           594,084
       17,253  Ratos AB, Class B                         80,915
       75,285  Sandvik AB                             1,208,667
        5,966  Swedbank AB, Class A                     141,382
      201,881  Telia Co., AB                            822,813
                                               ----------------
                                                      3,610,578
                                               ----------------
               SWITZERLAND -- 8.2%
        1,667  Cembra Money Bank AG                     142,240
        1,109  Galenica AG                            1,204,853
       17,146  Nestle S.A.                            1,320,845
       15,665  Oriflame Holding AG                      642,001
        3,382  Roche Holding AG                         884,758
          162  Sika AG                                1,033,869
       11,953  Sonova Holding AG                      1,767,122
       13,480  Swiss Re AG                            1,173,234
          193  Swisscom AG                               84,183
        5,307  Tecan Group AG                           905,657
       67,159  Transocean, Ltd. (b)                     740,764
       37,244  UBS Group AG                             636,330
                                               ----------------
                                                     10,535,856
                                               ----------------
               UNITED KINGDOM -- 16.4%
      252,247  Aberdeen Asset Management
                  PLC                                   911,522
       54,014  Aggreko PLC                              620,885
       26,351  Anglo American PLC (b)                   377,646
       21,746  Associated British Foods PLC             791,448
      125,006  Barratt Developments PLC                 938,255
      161,980  BBA Aviation PLC                         653,096
       66,090  BP PLC                                   378,779
       34,275  British American Tobacco PLC           2,315,094


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               UNITED KINGDOM (CONTINUED)
      211,660  BT Group PLC                    $        835,448
      306,250  Centrica PLC                             784,980
       16,738  Diageo PLC                               487,020
      166,837  G4S PLC                                  659,282
       33,045  Hikma Pharmaceuticals PLC                829,034
      154,831  HSBC Holdings PLC                      1,276,419
        9,927  Imperial Brands PLC                      486,269
      240,958  Legal & General Group PLC                768,051
       34,225  Mondi PLC                                887,008
       17,772  Persimmon PLC                            536,326
       10,191  Provident Financial PLC                  422,908
       27,161  Royal Dutch Shell PLC, Class A           704,458
       31,193  Smiths Group PLC                         662,579
      214,796  Standard Life PLC                      1,012,384
      106,760  Tate & Lyle PLC                        1,046,055
      171,568  Taylor Wimpey PLC                        444,430
       12,284  Unilever PLC                             631,955
       58,970  Weir Group (The) PLC                   1,520,685
                                               ----------------
                                                     20,982,016
                                               ----------------
               TOTAL COMMON STOCKS                  127,357,855
               (Cost $119,429,230)             ----------------

RIGHTS (a) -- 0.0%

               AUSTRALIA -- 0.0%
        5,381  TPG Telecom Ltd., expiring
                  4/18/17 (b) (d)                         2,619
               (Cost $0)                       ----------------

               TOTAL INVESTMENTS - 99.4%            127,360,474
               (Cost $119,429,230) (e)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.6%                    752,569
                                               ----------------
               NET ASSETS - 100.0%             $    128,113,043
                                               ================

-----------------------------
(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange on which it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) This security is fair valued by the Advisor's Pricing Committee in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At April 30, 2017, securities noted as such are valued at $80,771 or 0.1% of net assets.


Page 18                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $8,722,888 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $791,644.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                    4/30/2017        PRICES         INPUT          INPUT
                   ---------------------------------------------------------
Common Stocks:
   Hong Kong       $  1,851,547   $  1,773,395   $    78,152   $          --
   Other Country
     Categories*    125,506,308    125,506,308            --              --
                   ---------------------------------------------------------
   Total Common
     Stocks         127,357,855    127,279,703        78,152              --
Rights*                   2,619             --         2,619              --
                   ---------------------------------------------------------
Total Investments  $127,360,474   $127,279,703   $    80,771   $          --
                   =========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of April 30, 2017, the Fund transferred a common stock valued at $16,529 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of being halted on the primary exchange.

------------------------------------------------------------
CURRENCY EXPOSURE                               % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS
------------------------------------------------------------
EUR                                                36.0%
JPY                                                20.6
GBP                                                17.0
CHF                                                 7.2
AUD                                                 6.9
SEK                                                 3.4
DKK                                                 2.6
HKD                                                 2.6
NOK                                                 1.4
SGD                                                 1.0
USD                                                 1.0
CAD                                                 0.3
                                                 -------
   Total                                          100.0%
                                                 =======

Currency Abbreviations
     AUD     Australian Dollar
     CAD     Canadian Dollar
     CHF     Swiss Franc
     DKK     Danish Krone
     EUR     Euro
     GBP     British Pound Sterling
     HKD     Hong Kong Dollar
     JPY     Japanese Yen
     NOK     Norwegian Krone
     SEK     Swedish Krona
     SGD     Singapore Dollar
     USD     United States Dollar


                        See Notes to Financial Statements                Page 19

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 99.3%

               AUSTRIA -- 3.4%
       20,010  RHI AG                          $        583,067
       44,826  Telekom Austria AG                       314,800
       11,844  voestalpine AG                           494,844
                                               ----------------
                                                      1,392,711
                                               ----------------
               BELGIUM -- 0.1%
        1,055  Proximus S.A.                             32,276
                                               ----------------
               DENMARK -- 3.8%
          294  AP Moller -- Maersk A.S.,
                  Class A                               487,829
        1,594  Danske Bank A.S.                          57,894
        7,718  Dfds A.S.                                460,147
        7,841  DONG Energy A.S. (b)                     308,897
        3,278  Vestas Wind Systems A.S.                 282,278
                                               ----------------
                                                      1,597,045
                                               ----------------
               FINLAND -- 5.0%
        1,431  Elisa OYJ                                 48,743
        6,490  Kone OYJ, Class B                        297,346
        9,778  Neste OYJ                                399,313
        7,317  Sampo OYJ, Class A                       350,618
       44,410  Sanoma OYJ                               391,844
       19,383  UPM-Kymmene OYJ                          511,590
        3,589  Valmet OYJ                                65,406
                                               ----------------
                                                      2,064,860
                                               ----------------
               FRANCE -- 13.3%
        3,062  Arkema S.A.                              324,238
        4,319  AXA S.A.                                 115,312
        2,350  BioMerieux                               469,861
        1,902  BNP Paribas S.A.                         134,214
       12,631  Chargeurs S.A.                           315,218
          960  Christian Dior SE                        263,471
          845  Cie Generale des Etablissements
                  Michelin                              110,409
       32,079  Credit Agricole S.A.                     476,981
       35,700  Electricite de France S.A.               298,116
        3,963  Ipsen S.A.                               461,260
        1,219  Kering                                   377,842
        1,799  LVMH Moet Hennessy Louis
                  Vuitton SE                            443,861
        9,113  Neopost S.A.                             369,574
        8,394  Societe Generale S.A.                    459,099
          373  Thales S.A.                               39,217
       12,093  TOTAL S.A.                               621,366
        2,384  Valeo S.A.                               171,395
          724  Vinci S.A.                                61,594
                                               ----------------
                                                      5,513,028
                                               ----------------
               GERMANY -- 14.8%
        2,626  adidas AG                                526,046
          861  Allianz SE                               163,943
        2,208  Bayer AG                                 273,228
        3,091  Beiersdorf AG                            307,544
        4,916  Covestro AG (b)                          383,204
       12,981  Deutsche Post AG                         466,626
        7,387  Fresenius SE & Co., KGaA                 598,752


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               GERMANY (CONTINUED)
        5,672  Fuchs Petrolub AG (Preference
                  Shares)                      $        292,583
       18,563  Infineon Technologies AG                 384,193
        5,902  LANXESS AG                               426,246
        3,556  Merck KGaA                               417,569
        8,757  SAP SE                                   878,256
        2,952  Siemens AG                               423,175
       22,301  TUI AG                                   324,370
        1,834  Volkswagen AG (Preference
                  Shares)                               290,776
                                               ----------------
                                                      6,156,511
                                               ----------------
               ITALY -- 2.0%
       15,453  Enel S.p.A.                               73,459
       71,342  Intesa Sanpaolo S.p.A.                   207,804
      114,852  Intesa Sanpaolo S.p.A.                   314,022
       28,971  Poste Italiane S.p.A. (b)                198,500
        7,390  Snam S.p.A.                               32,667
                                               ----------------
                                                        826,452
                                               ----------------
               NETHERLANDS -- 7.0%
        1,919  ASML Holding N.V.                        253,666
        2,828  BE Semiconductor Industries
                  N.V.                                  147,743
       30,291  CNH Industrial N.V.                      334,249
       36,292  Fiat Chrysler Automobiles
                  N.V. (c)                              410,746
       96,309  Koninklijke KPN N.V.                     278,534
        4,390  Koninklijke Philips N.V.                 152,164
       10,359  NN Group N.V.                            343,487
       34,585  STMicroelectronics N.V.                  559,451
        8,171  Unilever N.V.                            428,523
                                               ----------------
                                                      2,908,563
                                               ----------------
               NORWAY -- 2.0%
        9,692  DNB ASA                                  151,374
       27,283  Entra ASA (b)                            312,995
       64,906  Norsk Hydro ASA                          370,416
                                               ----------------
                                                        834,785
                                               ----------------
               PORTUGAL -- 0.1%
       13,099  EDP -- Energias de Portugal
                  S.A.                                   43,234
                                               ----------------
               SPAIN -- 7.8%
        8,121  ACS Actividades de Construccion
                  y Servicios S.A.                      301,036
      106,332  Banco Bilbao Vizcaya Argentaria
                  S.A.                                  851,216
      137,092  Banco Santander S.A.                     894,065
        7,515  Endesa S.A.                              177,106
      105,758  Faes Farma S.A.                          380,167
        2,470  Gas Natural SDG S.A.                      55,856
       11,457  Iberdrola S.A.                            82,394
       29,951  Repsol S.A.                              474,213
                                               ----------------
                                                      3,216,053
                                               ----------------
               SWEDEN -- 4.1%
       10,563  ICA Gruppen AB                           360,635
       22,973  Nordea Bank AB                           282,711
        8,093  Ratos AB, Class B                         37,955


Page 20                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

               SWEDEN (CONTINUED)
       35,700  Sandvik AB                      $        573,148
        2,822  Swedbank AB, Class A                      66,876
       96,420  Telia Co., AB                            392,982
                                               ----------------
                                                      1,714,307
                                               ----------------
               SWITZERLAND -- 12.0%
          790  Cembra Money Bank AG                      67,408
          523  Galenica AG                              568,204
        8,130  Nestle S.A.                              626,296
        7,586  Oriflame Holding AG                      310,898
        1,606  Roche Holding AG                         420,142
           76  Sika AG                                  485,025
        5,653  Sonova Holding AG                        835,735
        6,342  Swiss Re AG                              551,977
           92  Swisscom AG                               40,129
        2,487  Tecan Group AG                           424,415
       31,771  Transocean, Ltd. (c)                     350,434
       17,592  UBS Group AG                             300,567
                                               ----------------
                                                      4,981,230
                                               ----------------
               UNITED KINGDOM -- 23.9%
      119,803  Aberdeen Asset Management PLC            432,921
       25,184  Aggreko PLC                              289,488
       12,486  Anglo American PLC (c)                   178,942
       10,297  Associated British Foods PLC             374,761
       58,619  Barratt Developments PLC                 439,976
       76,402  BBA Aviation PLC                         308,050
       31,059  BP PLC                                   178,007
       16,348  British American Tobacco PLC           1,104,220
       98,715  BT Group PLC                             389,640
      145,467  Centrica PLC                             372,861
        7,946  Diageo PLC                               231,202
       78,999  G4S PLC                                  312,177
       15,451  Hikma Pharmaceuticals PLC                387,635
       73,667  HSBC Holdings PLC                        607,307
        4,719  Imperial Brands PLC                      231,158
      113,815  Legal & General Group PLC                362,784
       16,128  Mondi PLC                                417,989
        8,331  Persimmon PLC                            251,414
        4,876  Provident Financial PLC                  202,345
       12,805  Royal Dutch Shell PLC, Class A           332,115
       15,089  Smiths Group PLC                         320,510
      102,259  Standard Life PLC                        481,970
       50,896  Tate & Lyle PLC                          498,689
       80,351  Taylor Wimpey PLC                        208,141
        5,846  Unilever PLC                             300,749
       27,693  Weir Group (The) PLC                     714,131
                                               ----------------
                                                      9,929,182
                                               ----------------
               TOTAL INVESTMENTS - 99.3%             41,210,237
               (Cost $38,011,230) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.7%                    295,405
                                               ----------------
               NET ASSETS - 100.0%             $     41,505,642
                                               ================

-----------------------------
(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(c)   Non-income producing security.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,405,984 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $206,977.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                    4/30/2017        PRICES         INPUT          INPUT
                   ---------------------------------------------------------
Common Stocks*     $ 41,210,237   $ 41,210,237   $        --   $          --
                   =========================================================

* See the Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

------------------------------------------------------------
CURRENCY EXPOSURE                               % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS
------------------------------------------------------------
EUR                                                53.0%
GBP                                                24.9
CHF                                                10.5
SEK                                                 4.9
DKK                                                 3.9
NOK                                                 2.0
USD                                                 0.8
                                                 -------
   Total                                          100.0%
                                                 =======

Currency Abbreviations
     CHF     Swiss Franc
     DKK     Danish Krone
     EUR     Euro
     GBP     British Pound Sterling
     NOK     Norwegian Krone
     SEK     Swedish Krona
     USD     Unites States Dollar


                        See Notes to Financial Statements                Page 21

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) -- 99.1%

               BERMUDA -- 1.0%
      212,500  Nine Dragons Paper Holdings
                  Ltd.                         $        229,483
                                               ----------------
               BRAZIL -- 7.6%
       25,120  Banco do Brasil S.A.                     259,981
       42,129  Banco do Estado do Rio Grande
                  do Sul S.A. (Preference
                  Shares)                               188,608
       24,660  BB Seguridade Participacoes
                  S.A.                                  232,223
       23,197  Braskem S.A. (Preference
                  Shares)                               249,506
       60,061  JBS S.A.                                 194,334
       38,883  Kroton Educacional S.A.                  183,142
       12,734  Lojas Renner S.A.                        118,672
      135,019  Metalurgica Gerdau S.A.
                  (Preference Shares) (b)               195,677
       14,648  Telefonica Brasil S.A.
                  (Preference Shares)                   218,240
                                               ----------------
                                                      1,840,383
                                               ----------------
               CAYMAN ISLANDS -- 10.5%
        1,102  Baidu, Inc., ADR (b)                     198,613
        1,002  NetEase, Inc., ADR                       265,921
        4,006  New Oriental Education &
                  Technology Group Inc.,
                  ADR (b)                               258,547
       91,751  Shimao Property Holdings Ltd.            147,446
        3,105  TAL Education Group, ADR (b)             369,837
       28,874  Tencent Holdings Ltd.                    903,525
       12,619  Vipshop Holdings Ltd., ADR (b)           175,026
        3,706  Weibo Corp., ADR (b)                     207,017
                                               ----------------
                                                      2,525,932
                                               ----------------
               CHILE -- 0.3%
      404,192  Enel Americas S.A.                        80,262
                                               ----------------
               CHINA -- 11.5%
      519,000  Agricultural Bank of China
                  Ltd., Class H                         239,538
      852,982  Bank of China Ltd., Class H              413,422
      462,481  China Construction Bank Corp.,
                  Class H                               375,771
       41,250  China Life Insurance Co., Ltd.,
                  Class H                               125,420
       49,998  China Merchants Bank Co., Ltd.,
                  Class H                               129,842
      316,992  China Petroleum & Chemical
                  Corp., Class H                        256,745
      619,001  China Telecom Corp., Ltd.,
                  Class H                               302,404
       96,400  Guangzhou R&F Properties Co.,
                  Ltd., Class H                         162,353
      665,491  Industrial & Commercial Bank of
                  China Ltd., Class H                   434,629
       48,500  Shanghai Fosun Pharmaceutical
                  Group Co., Ltd., Class H              183,005
      280,000  Sinopec Shanghai Petrochemical
                  Co., Ltd., Class H                    156,589
                                               ----------------
                                                      2,779,718
                                               ----------------


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               COLOMBIA -- 1.7%
       54,958  Almacenes Exito S.A.            $        284,691
       29,996  Interconexion Electrica
                  S.A. ESP                              118,883
                                               ----------------
                                                        403,574
                                               ----------------
               CZECH REPUBLIC -- 0.8%
       16,970  O2 Czech Republic A.S.                   200,348
                                               ----------------
               EGYPT -- 0.9%
       47,380  ElSwedy Electric Co.                     207,370
                                               ----------------
               HONG KONG -- 0.5%
      562,000  China South City Holdings Ltd.           109,823
                                               ----------------
               INDIA -- 8.6%
       50,565  Bharti Airtel Ltd.                       279,039
       13,211  Glenmark Pharmaceuticals Ltd.            183,584
       25,569  Hindustan Petroleum Corp., Ltd.          213,042
        8,253  Housing Development Finance
                  Corp., Ltd.                           197,184
       77,517  Oil & Natural Gas Corp., Ltd.            224,188
      132,022  Power Finance Corp Ltd                   328,362
        7,084  Reliance Industries Ltd.                 153,534
       69,482  Sterlite Technologies Ltd.               158,017
        4,695  Tata Consultancy Services Ltd.           166,037
       33,069  Tata Motors Ltd.                         143,832
        3,310  Wipro Ltd.                                25,495
                                               ----------------
                                                      2,072,314
                                               ----------------
               INDONESIA -- 3.6%
      123,789  Bank Central Asia Tbk PT                 164,848
    1,522,129  Surya Citra Media Tbk PT                 326,603
      614,240  Telekomunikasi Indonesia
                  Persero Tbk PT                        201,382
       87,033  United Tractors Tbk PT                   175,646
                                               ----------------
                                                        868,479
                                               ----------------
               ISRAEL -- 2.2%
       40,963  AudioCodes Ltd. (b)                      264,621
       47,789  Harel Insurance Investments &
                  Financial Services Ltd.               254,396
                                               ----------------
                                                        519,017
                                               ----------------
               MALAYSIA -- 1.1%
       82,900  Tenaga Nasional Bhd                      266,212
                                               ----------------
               MEXICO -- 3.2%
      321,717  America Movil S.A.B. de C.V.,
                  Series L                              247,287
      124,888  Cemex S.A.B. de C.V. (c)                 114,969
       66,611  Grupo Simec S.A.B. de C.V.,
                  Series B (b)                          247,687
      133,991  OHL Mexico SAB de C.V.                   163,563
                                               ----------------
                                                        773,506
                                               ----------------
               PHILIPPINES -- 1.6%
    1,009,500  Petron Corp.                             184,060
       87,030  San Miguel Corp.                         191,600
                                               ----------------
                                                        375,660
                                               ----------------


Page 22                 See Notes to Financial Statements

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
COMMON STOCKS (a) (CONTINUED)

               POLAND -- 1.9%
        9,347  Bank Handlowy w Warszawie
                  S.A.                         $        180,593
        7,746  Bank Pekao S.A.                          280,651
                                               ----------------
                                                        461,244
                                               ----------------
               SOUTH AFRICA -- 3.8%
       34,077  Coronation Fund Managers Ltd.            161,642
       75,147  FirstRand Ltd.                           280,316
          749  Naspers Ltd.                             142,279
       10,850  Nedbank Group Ltd.                       183,042
       13,870  Standard Bank Group Ltd.                 153,980
                                               ----------------
                                                        921,259
                                               ----------------
               SOUTH KOREA -- 25.0%
       10,819  Cheil Worldwide, Inc.                    175,420
          734  CJ CheilJedang Corp.                     219,961
        2,408  CJ Corp.                                 395,725
       10,192  Daou Technology, Inc.                    185,855
       28,012  Dongkuk Steel Mill Co., Ltd.             273,252
        7,102  Hanwha Corp.                             249,341
       15,097  Hyundai BNG Steel Co., Ltd.              168,496
        5,283  Hyundai Development
                  Co-Engineering &
                  Construction                          207,532
        1,194  Hyundai Mobis Co., Ltd.                  232,945
        1,226  Hyundai Motor Co.                        155,149
        1,873  Hyundai Motor Co. (2nd
                  Preference Shares)                    163,449
        1,945  Hyundai Motor Co. (Preference
                  Shares)                               157,767
        7,739  KB Financial Group, Inc.                 340,736
        5,424  Kia Motors Corp.                         166,119
        4,100  Korea Electric Power Corp.               163,402
       11,217  KT Corp., ADR                            186,090
          938  Lotte Chemical Corp.                     281,919
        1,300  POSCO                                    305,607
          606  Samsung Electronics Co., Ltd.          1,188,141
        7,794  Shinhan Financial Group
                  Co., Ltd.                             325,692
        1,333  SK Holdings Co., Ltd.                    284,078
          936  Yuhan Corp.                              190,836
                                               ----------------
                                                      6,017,512
                                               ----------------
               TAIWAN -- 10.2%
       20,031  Advantech Co., Ltd.                      161,996
       89,136  Cathay Financial Holding Co.,
                  Ltd.                                  142,991
      201,308  China General Plastics Corp              177,815
       38,058  MediaTek, Inc.                           273,726
        9,014  Nien Made Enterprise Co., Ltd.            91,272
       52,080  Novatek Microelectronics Corp.           200,235
       59,090  Realtek Semiconductor Corp.              199,767
       70,107  Simplo Technology Co., Ltd.              234,689
      151,231  Taiwan Semiconductor
                  Manufacturing Co., Ltd.               974,924
                                               ----------------
                                                      2,457,415
                                               ----------------


   SHARES               DESCRIPTION                 VALUE
-------------  ------------------------------  ----------------
               TURKEY -- 3.1%
       39,918  Akbank TAS                      $        106,876
       47,226  Koza Altin Isletmeleri A.S. (b)          256,742
      197,092  Petkim Petrokimya Holding A.S.           272,448
       41,771  Turkiye Garanti Bankasi A.S.             112,779
                                               ----------------
                                                        748,845
                                               ----------------
               TOTAL COMMON STOCKS                   23,858,356
               (Cost $22,124,654)              ----------------

REAL ESTATE INVESTMENT TRUSTS (a) -- 0.5%

               TURKEY -- 0.5%
      151,985  AKIS Gayrimenkul Yatirimi A.S.           123,233
               (Cost $125,576)                 ----------------

               TOTAL INVESTMENTS - 99.6%             23,981,589
               (Cost $22,250,230) (d)
               NET OTHER ASSETS AND
                  LIABILITIES - 0.4%                     92,499
                                               ----------------
               NET ASSETS - 100.0%             $     24,074,088
                                               ================

-----------------------------
(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) Non-income producing security which makes in-kind distributions. There were no in-kind distributions received for the six months ended April 30, 2017.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,083,705 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $352,346.

ADR   American Depositary Receipt


                        See Notes to Financial Statements                Page 23

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2017 (UNAUDITED)

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                                   LEVEL 2        LEVEL 3
                      TOTAL         LEVEL 1      SIGNIFICANT    SIGNIFICANT
                     VALUE AT        QUOTED      OBSERVABLE    UNOBSERVABLE
                    4/30/2017        PRICES         INPUT          INPUT
                   ---------------------------------------------------------
Common Stocks*     $ 23,858,356   $ 23,858,356   $        --   $          --
Real Estate
   Investment
   Trusts*              123,233        123,233            --              --
                   ---------------------------------------------------------
Total Investments  $ 23,981,589   $ 23,981,589   $        --   $          --
                   =========================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2017.

------------------------------------------------------------
CURRENCY EXPOSURE                               % OF TOTAL
DIVERSIFICATION                                 INVESTMENTS
------------------------------------------------------------
KRW                                                24.3%
HKD                                                17.4
TWD                                                10.3
INR                                                 8.6
USD                                                 8.0
BRL                                                 7.7
ZAR                                                 3.9
IDR                                                 3.6
TRY                                                 3.6
MXN                                                 3.2
PLN                                                 1.9
COP                                                 1.7
PHP                                                 1.6
MYR                                                 1.1
ILS                                                 1.1
EGP                                                 0.9
CZK                                                 0.8
CLP                                                 0.3
                                                 -------
   Total                                          100.0%
                                                 =======

Currency Abbreviations:
     BRL     Brazilian Real
     CLP     Chilean Peso
     COP     Colombian Peso
     CZK     Czech Koruna
     EGP     Egyptian Pound
     HKD     Hong Kong Dollar
     IDR     Indonesian Rupiah
     ILS     Israeli Shekel
     INR     Indian Rupee
     KRW     South Korean Won
     MXN     Mexican Peso
     MYR     Malaysian Ringgit
     PHP     Philippine Peso
     PLN     Polish Zloty
     TRY     Turkish Lira
     TWD     New Taiwan Dollar
     USD     United States Dollar
     ZAR     South African Rand


Page 24                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2017 (UNAUDITED)

                                                                                FIRST TRUST                       FIRST TRUST
                                                               FIRST TRUST       RIVERFRONT      FIRST TRUST       RIVERFRONT
                                                                RIVERFRONT        DYNAMIC         RIVERFRONT        DYNAMIC
                                                                 DYNAMIC         DEVELOPED         DYNAMIC          EMERGING
                                                               ASIA PACIFIC    INTERNATIONAL        EUROPE          MARKETS
                                                                   ETF              ETF              ETF              ETF
                                                                  (RFAP)           (RFDI)           (RFEU)           (RFEM)
                                                              --------------   --------------   --------------   --------------
ASSETS:
Investments, at value.....................................    $   13,642,960   $  127,360,474   $   41,210,237   $   23,981,589
Cash......................................................                --           77,927           84,374           87,361
Foreign currency..........................................             1,634           63,092           21,879            1,634
Receivables:
   Dividends..............................................            98,169          579,514          149,934           21,440
   Dividend reclaims......................................               901           88,481           66,418              613
   Investment securities sold.............................             8,495           23,714               --               --
                                                              --------------   --------------   --------------   --------------
   Total Assets...........................................        13,752,159      128,193,202       41,532,842       24,092,637
                                                              --------------   --------------   --------------   --------------

LIABILITIES:
Due to custodian..........................................            20,794               --               --               --
Payables:
   Investment advisory fees...............................             9,259           80,159           27,200           18,549
                                                              --------------   --------------   --------------   --------------
   Total Liabilities......................................            30,053           80,159           27,200           18,549
                                                              --------------   --------------   --------------   --------------
NET ASSETS................................................    $   13,722,106   $  128,113,043   $   41,505,642   $   24,074,088
                                                              ==============   ==============   ==============   ==============

NET ASSETS CONSIST OF:
Paid-in capital...........................................    $   12,587,865   $  116,660,273   $   37,479,722   $   21,563,394
Par value.................................................             2,500           22,000            7,000            4,000
Accumulated net investment income (loss)..................            69,644          885,495          303,224           16,886
Accumulated net realized gain (loss) on investments,
   forward foreign currency contracts and foreign
   currency transactions..................................           858,428        2,611,077          515,788          758,489
Net unrealized appreciation (depreciation) on investments,
   forward foreign currency contracts, and foreign
   currency translation...................................           203,669        7,934,198        3,199,908        1,731,319
                                                              --------------   --------------   --------------   --------------
NET ASSETS................................................    $   13,722,106   $  128,113,043   $   41,505,642   $   24,074,088
                                                              ==============   ==============   ==============   ==============
NET ASSET VALUE, per share................................    $        54.89   $        58.23   $        59.29   $        60.18
                                                              ==============   ==============   ==============   ==============
Number of shares outstanding (unlimited number of shares
   authorized, par value $0.01 per share).................           250,002        2,200,002          700,002          400,002
                                                              ==============   ==============   ==============   ==============
Investments, at cost......................................    $   13,438,857   $  119,429,230   $   38,011,230   $   22,250,230
                                                              ==============   ==============   ==============   ==============
Foreign currency, at cost (proceeds)......................    $        1,630   $       63,096   $       21,886   $        1,630
                                                              ==============   ==============   ==============   ==============


                        See Notes to Financial Statements                Page 25

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2017 (UNAUDITED)

                                                                                FIRST TRUST                       FIRST TRUST
                                                               FIRST TRUST       RIVERFRONT      FIRST TRUST       RIVERFRONT
                                                                RIVERFRONT        DYNAMIC         RIVERFRONT        DYNAMIC
                                                                 DYNAMIC         DEVELOPED         DYNAMIC          EMERGING
                                                               ASIA PACIFIC    INTERNATIONAL        EUROPE          MARKETS
                                                                   ETF              ETF              ETF              ETF
                                                                  (RFAP)           (RFDI)           (RFEU)           (RFEM)
                                                              --------------   --------------   --------------   --------------
INVESTMENT INCOME:
Dividends.................................................    $      209,471   $    1,417,763   $      480,724   $      169,283
Interest..................................................                65               --              119              302
Foreign tax withholding...................................           (11,769)        (109,060)         (39,939)         (37,829)
Other.....................................................                --                3               --              100
                                                              --------------   --------------   --------------   --------------
   Total investment income................................           197,767        1,308,706          440,904          131,856
                                                              --------------   --------------   --------------   --------------

EXPENSES:
Investment advisory fees..................................            55,944          303,079          113,330           75,656
                                                              --------------   --------------   --------------   --------------
   Total expenses.........................................            55,944          303,079          113,330           75,656
                                                              --------------   --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)..............................           141,823        1,005,627          327,574           56,200
                                                              --------------   --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments............................................          (148,810)      (1,413,681)        (858,924)         256,531
   In-kind redemptions....................................         1,285,176        3,928,969        1,069,039          520,082
   Forward foreign currency contracts.....................           (56,848)          38,879          259,055               --
   Foreign currency transactions..........................            (8,949)          65,952           25,502          (17,885)
                                                              --------------   --------------   --------------   --------------
Net realized gain (loss)..................................         1,070,569        2,620,119          494,672          758,728
                                                              --------------   --------------   --------------   --------------
Net increase from payment by the advisor..................                --            5,597               --               --
                                                              --------------   --------------   --------------   --------------
Net change in unrealized appreciation (depreciation) on:
   Investments............................................          (367,883)       8,305,269        3,987,762        1,260,776
   Forward foreign currency contracts.....................                --           40,087           57,751               --
   Foreign currency translation...........................             4,200            5,353            3,706              155
                                                              --------------   --------------   --------------   --------------
Net change in unrealized appreciation (depreciation)......          (363,683)       8,350,709        4,049,219        1,260,931
                                                              --------------   --------------   --------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)...................           706,886       10,976,425        4,543,891        2,019,659
                                                              --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..............................    $      848,709   $   11,982,052   $    4,871,465   $    2,075,859
                                                              ==============   ==============   ==============   ==============


Page 26                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                          FIRST TRUST
                                                                        FIRST TRUST                       RIVERFRONT
                                                                    RIVERFRONT DYNAMIC                 DYNAMIC DEVELOPED
                                                                     ASIA PACIFIC ETF                  INTERNATIONAL ETF
                                                                          (RFAP)                            (RFDI)
                                                              --------------   --------------   --------------   --------------
                                                                SIX MONTHS     FOR THE PERIOD     SIX MONTHS     FOR THE PERIOD
                                                                  ENDED        4/13/2016 (a)        ENDED        4/13/2016 (a)
                                                                4/30/2017         THROUGH         4/30/2017         THROUGH
                                                               (UNAUDITED)       10/31/2016      (UNAUDITED)       10/31/2016
                                                              --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..............................    $      141,823   $      275,380   $    1,005,627   $      414,870
Net realized gain (loss)..................................         1,070,569         (266,297)       2,620,119          670,091
Net increase from payment by the advisor .................                --               --            5,597               --
Net change in unrealized appreciation (depreciation)......          (363,683)         567,352        8,350,709         (416,511)
                                                              --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   operations.............................................           848,709          576,435       11,982,052          668,450
                                                              --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................          (130,952)        (162,451)        (113,425)        (351,001)
Net realized gain.........................................                --               --         (201,961)              --
                                                              --------------   --------------   --------------   --------------
Total distributions to shareholders.......................          (130,952)        (162,451)        (315,386)        (351,001)
                                                              --------------   --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        16,098,604       25,656,850      137,923,062       30,564,880
Cost of shares redeemed...................................       (29,165,089)              --      (47,156,104)      (5,202,910)
                                                              --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................       (13,066,485)      25,656,850       90,766,958       25,361,970
                                                              --------------   --------------   --------------   --------------
Total increase (decrease) in net assets...................       (12,348,728)      26,070,834      102,433,624       25,679,419

NET ASSETS:
Beginning of period.......................................        26,070,834               --       25,679,419               --
                                                              --------------   --------------   --------------   --------------
End of period.............................................    $   13,722,106   $   26,070,834   $  128,113,043   $   25,679,419
                                                              ==============   ==============   ==============   ==============
Accumulated net investment income (loss) at end of
   period.................................................    $       69,644   $       58,773   $      885,495   $       (6,707)
                                                              ==============   ==============   ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           500,002               --          500,002               --
Shares sold...............................................           300,000          500,002        2,550,000          600,002
Shares redeemed...........................................          (550,000)              --         (850,000)        (100,000)
                                                              --------------   --------------   --------------   --------------
Shares outstanding, end of period.........................           250,002          500,002        2,200,002          500,002
                                                              ==============   ==============   ==============   ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 27

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        FIRST TRUST                       FIRST TRUST
                                                                    RIVERFRONT DYNAMIC                RIVERFRONT DYNAMIC
                                                                        EUROPE ETF                   EMERGING MARKETS ETF
                                                                          (RFEU)                            (RFEM)
                                                              --------------   --------------   --------------   --------------
                                                                SIX MONTHS     FOR THE PERIOD     SIX MONTHS     FOR THE PERIOD
                                                                  ENDED        4/13/2016 (a)        ENDED        6/14/2016 (a)
                                                                4/30/2017         THROUGH         4/30/2017         THROUGH
                                                               (UNAUDITED)       10/31/2016      (UNAUDITED)       10/31/2016
                                                              --------------   --------------   --------------   --------------
OPERATIONS:
Net investment income (loss)..............................    $      327,574   $      452,842   $       56,200   $       55,541
Net realized gain (loss)..................................           494,672          960,524          758,728          195,085
Net increase from payment by the advisor .................                --               --               --               --
Net change in unrealized appreciation (depreciation)......         4,049,219         (849,311)       1,260,931          470,388
                                                              --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   operations.............................................         4,871,465          564,055        2,075,859          721,014
                                                              --------------   --------------   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.....................................           (24,350)        (409,752)         (45,485)         (54,611)
Net realized gain.........................................          (407,052)              --         (190,083)              --
                                                              --------------   --------------   --------------   --------------
Total distributions to shareholders.......................          (431,402)        (409,752)        (235,568)         (54,611)
                                                              --------------   --------------   --------------   --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold.................................        33,115,640       30,664,176       22,392,212        4,961,180
Cost of shares redeemed...................................       (21,634,980)      (5,233,560)      (5,785,998)              --
                                                              --------------   --------------   --------------   --------------
Net increase (decrease) in net assets resulting from
   shareholder transactions...............................        11,480,660       25,430,616       16,606,214        4,961,180
                                                              --------------   --------------   --------------   --------------
Total increase (decrease) in net assets...................        15,920,723       25,584,919       18,446,505        5,627,583

NET ASSETS:
Beginning of period.......................................        25,584,919               --        5,627,583               --
                                                              --------------   --------------   --------------   --------------
End of period.............................................    $   41,505,642   $   25,584,919   $   24,074,088   $    5,627,583
                                                              ==============   ==============   ==============   ==============
Accumulated net investment income (loss) at end of
   period.................................................    $      303,224   $           --   $       16,886   $        6,171
                                                              ==============   ==============   ==============   ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period...................           500,002               --          100,002               --
Shares sold...............................................           600,000          600,002          400,000          100,002
Shares redeemed...........................................          (400,000)        (100,000)        (100,000)              --
                                                              --------------   --------------   --------------   --------------
Shares outstanding, end of period.........................           700,002          500,002          400,002          100,002
                                                              ==============   ==============   ==============   ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 28                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RIVERFRONT DYNAMIC ASIA PACIFIC ETF (RFAP)

                                                   SIX MONTHS     FOR THE PERIOD
                                                     ENDED        4/13/2016 (a)
                                                   4/30/2017         THROUGH
                                                  (UNAUDITED)       10/31/2016
                                                 --------------   --------------
Net asset value, beginning of period ...........   $    52.14       $    51.31
                                                   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         1.15             0.55
Net realized and unrealized gain (loss) ........         2.47             0.60
                                                   ----------       ----------
Total from investment operations ...............         3.62             1.15
                                                   ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.87)           (0.32)
                                                   ----------       ----------
Net asset value, end of period .................   $    54.89       $    52.14
                                                   ==========       ==========
TOTAL RETURN (b)................................         7.07%            2.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   13,722       $   26,071
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets...         0.83% (c)        0.83% (c)
Ratio of net investment income (loss) to
   average net assets ..........................         2.10% (c)        1.96% (c)
Portfolio turnover rate (d).....................           72%              49%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 29

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RIVERFRONT DYNAMIC DEVELOPED INTERNATIONAL ETF (RFDI)

                                                   SIX MONTHS     FOR THE PERIOD
                                                     ENDED        4/13/2016 (a)
                                                   4/30/2017         THROUGH
                                                  (UNAUDITED)       10/31/2016
                                                 --------------   --------------
Net asset value, beginning of period ...........   $    51.36       $    50.73
                                                   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.50             0.83
Net realized and unrealized gain (loss) ........         6.69             0.50
                                                   ----------       ----------
Total from investment operations ...............         7.19             1.33
                                                   ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.08)           (0.70)
Net realized gain...............................        (0.24)              --
                                                   ----------       ----------
Total distributions ............................        (0.32)           (0.70)
                                                   ----------       ----------
Net asset value, end of period .................   $    58.23       $    51.36
                                                   ==========       ==========
TOTAL RETURN (b)................................        14.06%            2.68%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $  128,113       $   25,679
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets            0.83% (c)        0.83% (c)
Ratio of net investment income (loss) to
   average net assets ..........................         2.75% (c)        2.97% (c)
Portfolio turnover rate (d).....................           71%              44%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 30                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RIVERFRONT DYNAMIC EUROPE ETF (RFEU)

                                                   SIX MONTHS     FOR THE PERIOD
                                                     ENDED        4/13/2016 (a)
                                                   4/30/2017         THROUGH
                                                  (UNAUDITED)       10/31/2016
                                                 --------------   --------------
Net asset value, beginning of period ...........   $    51.17       $    50.67
                                                   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.48             0.91
Net realized and unrealized gain (loss) ........         8.50             0.41
                                                   ----------       ----------
Total from investment operations ...............         8.98             1.32
                                                   ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.05)           (0.82)
Net realized gains..............................        (0.81)              --
                                                   ----------       ----------
Total distributions ............................        (0.86)           (0.82)
                                                   ----------       ----------
Net asset value, end of period .................   $    59.29       $    51.17
                                                   ==========       ==========
TOTAL RETURN (b)................................        17.79%            2.66%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   41,506       $   25,585
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets            0.83% (c)        0.83% (c)
Ratio of net investment income (loss) to
   average net assets ..........................         2.40% (c)        3.23% (c)
Portfolio turnover rate (d).....................           77%              41%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 31

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST RIVERFRONT DYNAMIC EMERGING MARKETS ETF (RFEM)

                                                   SIX MONTHS     FOR THE PERIOD
                                                     ENDED        6/14/2016 (a)
                                                   4/30/2017         THROUGH
                                                  (UNAUDITED)       10/31/2016
                                                 --------------   --------------
Net asset value, beginning of period ...........   $    56.27       $    49.61
                                                   ----------       ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) ...................         0.19             0.55
Net realized and unrealized gain (loss) ........         5.20             6.66
                                                   ----------       ----------
Total from investment operations ...............         5.39             7.21
                                                   ----------       ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ..........................        (0.21)           (0.55)
Net realized gain...............................        (1.27)              --
                                                   ----------       ----------
Total distributions ............................        (1.48)           (0.55)
                                                   ----------       ----------
Net asset value, end of period .................   $    60.18       $    56.27
                                                   ==========       ==========
TOTAL RETURN (b)................................         9.94%           14.52%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........   $   24,074       $    5,628
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets            0.95% (c)        0.95% (c)
Ratio of net investment income (loss) to
   average net assets ..........................         0.71% (c)        2.66% (c)
Portfolio turnover rate (d).....................           55%              81%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 32                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:

    First Trust RiverFront Dynamic Asia Pacific ETF - (The Nasdaq Stock Market
       LLC ("Nasdaq") ticker "RFAP")
    First Trust RiverFront Dynamic Developed International ETF - (Nasdaq
       ticker "RFDI")
    First Trust RiverFront Dynamic Europe ETF - (Nasdaq ticker "RFEU")
    First Trust RiverFront Dynamic Emerging Markets ETF - (Nasdaq ticker
       "RFEM")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Each Fund's shares are currently listed and traded on Nasdaq. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are generally issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Each Fund is an actively managed exchange-traded fund. The investment objective of each Fund is to provide capital appreciation.

Under normal market conditions, RFAP seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of Asian Pacific companies through investments in common stocks, depositary receipts, real estate investment trusts ("REITs"), and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the Asian Pacific companies are denominated.

Under normal market conditions, RFDI seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of developed market companies through investments in common stocks, depositary receipts, REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the developed market companies are denominated.

Under normal market conditions, RFEU seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of European companies through investments in common stocks, depositary receipts, REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the European companies are denominated.

Under normal market conditions, RFEM seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in a portfolio of equity securities of emerging market companies through investments in common stocks, depositary receipts, REITs, and forward foreign currency contracts and currency spot transactions used to hedge the Fund's exposure to the currencies in which the equity securities of the emerging market companies are denominated.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund's investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks, REITS, and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety and one-hundred eighty day forward rates provided by a third-party pricing service.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;
      2)    ADR trading of similar securities;
      3)    closed-end fund trading of similar securities;
      4)    foreign currency exchange activity;
      5) the trading prices of financial products that are tied to baskets of foreign securities;
      6)    factors relating to the event that precipitated the pricing problem;
      7)    whether the event is likely to recur; and
      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the day during which investors transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of April 30, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investment in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FORWARD FOREIGN CURRENCY CONTRACTS

The Funds are subject to foreign currency risk in the normal course of pursuing their investment objectives. Forward foreign currency contracts are agreements between two parties ("Counterparties") to exchange one currency for another at a future date and at a specified price. The Funds use forward foreign currency contracts to facilitate transactions in foreign securities and to manage foreign currency exposure. These contracts are valued daily, and each Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in "Unrealized appreciation/depreciation on forward foreign currency contracts" on the Statements of Assets and Liabilities. The change in unrealized appreciation (depreciation) is included in "Net change in unrealized appreciation (depreciation) on forward foreign currency contracts" on the Statements of Operations. When the forward contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or the cost of) the closing transaction and the Fund's basis in the contract. This realized gain or loss is included in "Net realized gain (loss) on forward foreign currency contracts" on the Statements of Operations. Risks arise from the possible inability of Counterparties to meet the terms of their contracts and from movement in currency, securities values and interest rates. Due to the risks, the Funds could incur losses in excess of the net unrealized value shown on the Forward Foreign Currency Contracts table in each Fund's Portfolio of Investments. In the event of default by the Counterparty, a Fund will provide notice to the Counterparty of the Fund's intent to convert the currency held by the Fund into the currency that the Counterparty agreed to exchange with that Fund. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Funds may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds did not hold any forward foreign currency contracts at April 30, 2017.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the period ended October 31, 2016 was as follows:

                                                               Distributions   Distributions   Distributions
                                                                 paid from       paid from       paid from
                                                                 Ordinary         Capital        Return of
                                                                  Income           Gains          Capital
                                                               -------------   -------------   -------------
First Trust RiverFront Dynamic Asia Pacific ETF                $     162,451   $          --   $          --
First Trust RiverFront Dynamic Developed International ETF           320,767          30,234              --
First Trust RiverFront Dynamic Europe ETF                            344,889          64,863              --
First Trust RiverFront Dynamic Emerging Markets ETF                   54,611              --              --

As of October 31, 2016, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                Accumulated         Net
                                                               Undistributed    Capital and     Unrealized
                                                                 Ordinary          Other       Appreciation
                                                                  Income        Gain (Loss)    (Depreciation)
                                                               -------------   -------------   -------------
First Trust RiverFront Dynamic Asia Pacific ETF                $      81,895   $    (210,419)  $     542,508
First Trust RiverFront Dynamic Developed International ETF                --         201,934        (437,830)
First Trust RiverFront Dynamic Europe ETF                                 --         407,064        (828,207)
First Trust RiverFront Dynamic Emerging Markets ETF                  213,518              --         452,885

E. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. The taxable year ended 2016 remains open to federal and state audit. As of April 30, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

The Funds intend to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Funds are subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership. At October 31, 2016, the Funds had non-expiring capital loss carryforwards for federal income tax purposes as follows:

                                                                  Capital
                                                               Loss Available
                                                               --------------
First Trust RiverFront Dynamic Asia Pacific ETF                $      210,419
First Trust RiverFront Dynamic Developed International ETF                 --
First Trust RiverFront Dynamic Europe ETF                                  --
First Trust RiverFront Dynamic Emerging Markets ETF                        --

F. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions, and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

G. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

H. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms are effective for the First Trust funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

I. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust supervises the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, distribution and service fees payable pursuant to Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. RFAP, RFDI and RFEU have each agreed to pay First Trust an annual unitary management fee equal to 0.83% of its average daily net assets. RFEM has agreed to pay First Trust an annual unitary management fee equal to 0.95% of its average daily net assets. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

RiverFront Investment Group, LLC ("RiverFront" or the "Sub-Advisor") serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a monthly portfolio management fee calculated at an annual rate of 0.35% of each Fund's average daily net assets that is paid by First Trust out of its investment advisory fee.

During the six months ended April 30, 2017, RFDI received a payment from the Advisor of $5,597 in connection with trade errors.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Funds. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended April 30, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                 PURCHASES           SALES
                                                                ------------      ------------
First Trust RiverFront Dynamic Asia Pacific ETF                 $ 18,375,298      $ 10,512,340
First Trust RiverFront Dynamic Developed International ETF       100,853,726        53,356,239
First Trust RiverFront Dynamic Europe ETF                         36,005,395        21,866,857
First Trust RiverFront Dynamic Emerging Markets ETF               22,297,322         8,781,202

For the six months ended April 30, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                 PURCHASES           SALES
                                                                ------------      ------------
First Trust RiverFront Dynamic Asia Pacific ETF                 $  7,944,448      $ 28,832,014
First Trust RiverFront Dynamic Developed International ETF        89,991,105        46,523,725
First Trust RiverFront Dynamic Europe ETF                         16,428,388        19,033,138
First Trust RiverFront Dynamic Emerging Markets ETF                7,547,708         4,704,694


                          5. DERIVATIVES TRANSACTIONS

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended April 30, 2017, on derivative instruments, as well as the primary underlying risk exposure associated with each instrument.

STATEMENTS OF OPERATIONS LOCATION                 RFAP            RFDI             RFEU
------------------------------------------------------------------------------------------
CURRENCY RISK EXPOSURE

Net realized gain (loss) on forward
   foreign currency contracts                  $  (56,848)      $  38,879       $  259,055
Net change in unrealized appreciation
   (depreciation) on forward foreign
   currency contracts                                  --          40,087           57,751

During the six months ended April 30, 2017, the notional values of forward foreign currency contracts opened and closed were as follows:

                  Opened           Closed
              --------------   --------------
RFAP          $    9,254,982   $    9,254,982
RFDI              80,493,868       87,393,868
RFEU              34,486,864       44,431,864

The Funds do not have the right to offset financials assets and liabilities related to forward foreign currency contracts on the Statements of Assets and Liabilities.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

                 6. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of each Fund, an Authorized Participant must deposit (i) a designated portfolio of securities and other instruments determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the respective Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, a Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                  Creation                 Redemption
                                                              Transaction Fees          Transaction Fees
                                                             ------------------        ------------------
First Trust RiverFront Dynamic Asia Pacific ETF                $        1,900            $        1,900
First Trust RiverFront Dynamic Developed International ETF              5,000                     5,000
First Trust RiverFront Dynamic Europe ETF                               3,500                     3,500
First Trust RiverFront Dynamic Emerging Markets ETF                     4,100                     4,100


                              7. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before February 28, 2018.

                               8. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              9. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiting recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

You could lose money by investing in the Funds. An investment in one of the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that each Fund's investment objective will be achieved.

The First Trust RiverFront Dynamic Asia Pacific ETF is more susceptible to the economic, market, regulatory, political, natural disasters and local risks of the Asia Pacific region than a fund that is more geographically diversified. The region has historically been highly dependent on the global trade, with nations taking strong roles in both the importing and exporting of goods; such a relationship created a risk with this dependence on global growth. The respective stock markets tend to have a larger prevalence of smaller companies that are inherently more volatile and less liquid than larger companies. Varying levels of accounting and disclosure standards, restrictions on foreign ownership, minority ownership rights and corporate governance standards are also common for the region.

The Funds may invest in BDCs. Investments in BDCs may be subject to a high degree of risk. A BDC's portfolio typically will include a substantial amount of securities purchased in private placements and, as a result, its portfolio may carry risks similar to those of a private equity or private debt fund. Securities that are not publicly registered may be difficult to value and may be difficult to sell at a price representative of their intrinsic value. In addition, investments in BDCs are subject to various other risks, including management's ability to meet the BDC's investment objective and to manage the BDC's portfolio when the underlying securities are redeemed or sold during periods of market turmoil and as investors' perceptions regarding a BDC or its underlying investments change. BDC shares are not redeemable at the option of the BDC shareholder and they may trade in the secondary market at a discount to their net asset value. BDCs may also employ the use of leverage in their portfolios through borrowings or the issuance of preferred stock. Such use of leverage may subject the BDC to increased risks, including the likelihood of increased volatility and the possibility that the BDC's common share income may fall if the interest rate on any borrowings rises. Each Fund will indirectly bear its proportionate share of any management and other operating expenses, and of any performance based or incentive fees, charged by the BDCs in which it invests, in addition to the expenses paid by the Fund.

The First Trust RiverFront Dynamic Emerging Markets ETF may, under certain circumstances, effect creations and redemptions, in whole or in part, for cash, rather than in-kind, because of the nature of the Fund's underlying investments. As a result, an investment in such Fund may be less tax efficient than it would be through more frequent creations and redemptions in-kind.

Each Fund bears the risk that the counterparty to a Fund's forward foreign currency exchange contracts and currency spot transactions may default on its obligations or otherwise fail to honor its obligations. If a counterparty defaults on its payment obligations, a Fund will lose money and the value of an investment in Fund shares may decrease. In addition, each Fund may engage in such investment transactions with a limited number of counterparties.

Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments.

Each Fund will hold investments that are denominated in non-U.S. currencies, or in securities that provide exposure to such currencies, currency exchange rates or interest rates denominated in such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of a Fund's investments and the value of Fund shares. Changes in currency exchange

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

rates also may affect the value of interest earned and gains and losses realized on the sale of securities. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning and you may lose money.

Because each Fund's net asset value is determined on the basis of U.S. dollars and the Funds invest in non-U.S. dollar-denominated securities, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up. Each Fund may hedge certain of its non-U.S. dollar holdings.

Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert shares into depositary receipts and vice versa. Such restrictions may cause shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

The use of forward contracts and currency spot transactions can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. In addition to the above risks, each Fund is "deemed" to have entered into an ISDA Master Agreement (the "ISDA Master Agreement"), a standard umbrella relationship-framework agreement between two parties under which one or more individual derivatives transactions are entered. While most ISDA Master Agreements are highly customized and heavily negotiated, a "deemed" ISDA Master Agreement has predetermined elections. Therefore, the Funds may forego certain protections they would have been afforded had they negotiated the ISDA Master Agreements, such as terms related to choice of law, events of default, termination events, payments on early termination, and calculation agents.

Each Fund will utilize a dynamic currency hedging strategy and therefore may have lower returns than an equivalent non-currency hedged investment when the component currencies are rising relative to the U.S. dollar. As such, contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by a Fund if the value of the hedged currency increases. In addition, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that a Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

Investments in securities and instruments traded in developing or emerging markets or that provide exposure to such securities or markets can involve additional risks relating to political, economic or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Emerging market governments may, without prior warning, impose capital controls on the ability to transfer currency, securities or other assets. Each Fund's ability to access certain developing or emerging markets also may be limited due to a variety of factors, including currency convertibility issues. Such conditions may impact the ability of each Fund to buy, sell or otherwise transfer securities, cause each Fund's returns to differ from those available to domestic investors, adversely affect the trading market and price for Fund shares, and cause each Fund to decline in value.

Because the Funds invest in equity securities, the value of each Fund's shares will fluctuate with changes in the value of its equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuer occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of the capital rises and borrowing costs increase.

Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The First Trust RiverFront Dynamic Europe ETF is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union (the "EU"), and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the Euro, is exercised by the European Central Bank. Furthermore, the European sovereign debt crisis has had, and continues to have, a significant negative impact on the economies of certain European countries and their future economic outlooks.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

Forward foreign currency exchange contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged. Forward foreign currency exchange contracts may limit any potential gain that might result should the value of the underlying currencies increase. In addition, because forward currency exchange contracts are privately negotiated transactions, there can be no assurance that each Fund will have flexibility to roll-over a forward currency exchange contract upon its expiration if it desires to do so. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines.

Each Fund invests in equity securities that may have limited liquidity despite being listed on a securities exchange. Equity securities that are less liquid or that trade less can be more difficult or more costly to buy, or to sell, compared to other more liquid or active investments. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the market for such security. The prices at which the equity securities are held in the Funds will be adversely affected if trading markets for the equity securities are limited or absent.

The Funds are subject to management risk because each is an actively managed portfolio. In managing each Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that each Fund will meet its investment objective.

Market risk is the risk that a particular security owned by a Fund or shares of a Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

The Funds currently have fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact each Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Also, during the initial invest-up period, each Fund may depart from its principal investment strategies and invest a larger amount or all of its assets in cash equivalents or it may hold cash.

Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

High portfolio turnover may result in each Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. Portfolio turnover risk may cause each Fund's performance to be less than expected.

Preferred stocks combine some of the characteristics of both common stocks and bonds. Preferred stocks are typically subordinated to bonds and other debt instruments in a company's capital structure in terms of priority to corporate income and therefore will be subject to greater credit risk than those debt instruments. Preferred stocks are also subject to credit risk, interest rate risk and income risk.

In addition to risks related to investments in real estate generally, investing in REITs involves certain other risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                           APRIL 30, 2017 (UNAUDITED)

relatively small market capitalization, which may result in less market liquidity and greater price volatility. REITs are also subject to the risk that the real estate market may experience an economic downturn generally, which may have a material effect on the real estate in which the REITs invest and their underlying portfolio securities.

Each Fund may invest in small- and mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.


        NOT FDIC INSURED         NOT BANK GUARANTEED         MAY LOSE VALUE

                      This page intentionally left blank.

First Trust

First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR

First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187


INVESTMENT SUB-ADVISOR
RiverFront Investment Group, LLC
1214 E. Cary Street
Richmond, VA 23219


ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110


INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606


LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable.

(a)   (2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
      Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)   (3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund III
               -------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:   June 20, 2017
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date:   June 20, 2017
     -------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date:   June 20, 2017
     -------------------

* Print the name and title of each signing officer under his or her signature.